UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07989

Metropolitan West Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street

Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

David B. Lippman

Metropolitan West Funds

865 South Figueroa Street

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 90.45%
ASSET-BACKED SECURITIES — 2.23%**
ABFS Mortgage Loan Trust 2002-3 A (STEP)
4.76%	09/15/33		$12,455	$12,252
Americredit Prime Automobile Receivable 2007-1 A4
0.22%	04/08/13	[2]	8,919	8,919
BMW Vehicle Lease Trust 2009-1 A3
2.91%	03/15/12		82,605	82,666
Capital Auto Receivables Asset Trust 2008-CPA A1
1.04%	01/15/13	[2,3]	265,928	266,452
First Alliance Mortgage Loan Trust 1994-3 A1
7.83%	10/25/25		4,207	4,029
GE Seaco Finance SRL 2005-1A A (Barbados)
0.44%	11/17/20	[2,3,4]	441,667	412,947
Harley-Davidson Motorcycle Trust 2009-4 A4
2.40%	07/15/14		90,000	91,250
Nissan Auto Lease Trust 2009-B A3
2.07%	01/15/15		457,891	458,808
Santander Drive Auto Receivables Trust 2010-1 A2
1.36%	03/15/13		569,073	570,288
Triton Container Finance LLC 2006-1A
0.36%	11/26/21	[2,3]	216,667	204,643
Triton Container Finance LLC 2007-1A
0.33%	02/26/19	[2,3]	137,500	132,073
Volkswagen Auto Lease Trust 2009-A A3
3.41%	04/16/12		336,381	337,405

Total Asset-Backed Securities
(Cost $2,574,426)				2,581,732

CORPORATES — 17.02%*
Banking — 4.69%
Abbey National Treasury Services Plc (United Kingdom)
1.85%	04/25/14	[2,4]	550,000	547,359
Bank of America Corp. (MTN)
1.69%	01/30/14	[2]	550,000	549,855
Bank of America N.A.
0.55%	06/15/17	[2]	750,000	667,953
Commonwealth Bank of Australia (Australia)
0.98%	03/17/14	[2,3,4]	600,000	600,748
HSBC Bank Plc (United Kingdom)
1.08%	01/17/14	[2,3,4]	550,000	550,414
JPMorgan Chase Bank N.A.
0.58%	06/13/16	[2]	550,000	514,891
Lloyds TSB Bank Plc (United Kingdom)
2.62%	01/24/14	[2,4]	500,000	507,330
National Australia Bank, Ltd. S (Australia)
1.01%	04/11/14	[2,4]	550,000	548,262

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Royal Bank of Scotland Plc 1
(United Kingdom)
2.68%	08/23/13	[2,4]	$500,000	$513,155
UBS AG (Switzerland)
2.25%	08/12/13	[4]	425,000	432,536

				5,432,503

Communications — 0.50%
Verizon Communications, Inc.
1.95%	03/28/14		575,000	585,344

Consumer Discretionary — 0.48%
Anheuser-Busch InBev Worldwide, Inc.
0.82%	01/27/14	[2]	550,000	552,964

Electric — 0.69%
KCP&L Greater Missouri Operations Co.
11.88%	07/01/12		730,000	804,471

Finance — 8.09%
Citigroup Funding, Inc. (MTN)
0.55%	03/30/12	[2]	815,000	817,134
Citigroup Funding, Inc. 2
0.60%	04/30/12	[2]	900,000	903,320
Citigroup, Inc.
5.30%	10/17/12		1,075,000	1,128,564
General Electric Capital Corp. (MTN)
0.39%	06/20/14	[2]	250,000	245,439
General Electric Capital Corp. A (MTN)
0.51%	09/15/14	[2]	300,000	294,852
General Electric Capital Corp. G (MTN)
0.42%	06/01/12	[2]	1,030,000	1,032,337
Goldman Sachs Group, Inc.
0.99%	12/05/11	[2]	690,000	692,645
1.27%	02/07/14	[2]	430,000	426,236
5.45%	11/01/12		500,000	528,254
Goldman Sachs Group, Inc. B (MTN)
0.67%	07/22/15	[2]	200,000	190,020
International Lease Finance Corp.
6.50%	09/01/14	[3]	350,000	370,125
Macquarie Group Ltd. (Australia)
7.30%	08/01/14	[3,4]	318,000	356,165
Morgan Stanley
0.55%	02/10/12	[2]	990,000	992,450
0.60%	06/20/12	[2]	620,000	622,608
Morgan Stanley (MTN)
0.73%	10/18/16	[2]	260,000	239,086
Morgan Stanley 1
1.10%	12/01/11	[2]	535,000	537,199

				9,376,434

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  1

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) — 1.69%
HCP, Inc.
2.70%	02/01/14		$600,000	$609,029
Kimco Realty Corp.
6.00%	11/30/12		275,000	291,095
Liberty Property LP
6.38%	08/15/12		500,000	525,716
Post Apartment Homes LP
6.30%	06/01/13		500,000	535,462

				1,961,302

Transportation — 0.88%
Delta Air Lines, Inc. 2001 A2
7.11%	09/18/11	[5]	600,000	606,720
JetBlue Airways Pass-Through Trust
2004-2 G1
0.64%	08/15/16	[2]	438,631	409,099

				1,015,819

Total Corporates
(Cost $19,321,065)				19,728,837

BANK LOANS — 0.54%*
Health Care — 0.54%
HCA, Inc. Term Loan
3.50%	05/01/18	[2,6]	640,641	631,788

Total Bank Loans
(Cost $609,732)

MORTGAGE-BACKED — 66.91%**
Commercial Mortgage-Backed — 9.47%
Banc of America Commercial Mortgage, Inc. 2002-2 A3
5.12%	07/11/43		352,141	357,723
Banc of America Commercial Mortgage, Inc. 2002-PB2 A4
6.19%	06/11/35		505,418	513,966
Bayview Commercial Asset Trust 2007-3 A1
0.43%	07/25/37	[2,3]	1,250,364	978,801
Bear Stearns Commercial Mortgage Securities 2002-PBW1 A2
4.72%	11/11/35	[2]	575,000	591,108
Commercial Mortgage Asset Trust 1999-C1 A4
6.98%	01/17/32	[2]	395,000	414,613
Credit Suisse First Boston Mortgage Securities Corp. 2001-CK6 A3
6.39%	08/15/36		162,847	163,680
Credit Suisse First Boston Mortgage Securities, Corp. 2002-CP3 A3
5.60%	07/15/35		575,000	593,196

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
First Union National Bank Commercial Mortgage 2001-C4 A2
6.22%	12/12/33		$460,016	$461,966
First Union National Bank Commercial Mortgage 2002-C1 A2
6.14%	02/12/34		467,642	474,571
GE Capital Commercial Mortgage Corp. 2001-2 A4
6.29%	08/11/33		22,725	22,716
GE Capital Commercial Mortgage Corp. 2002-1A A3
6.27%	12/10/35		534,500	545,825
GE Capital Commercial Mortgage Corp. 2002-2A A3
5.35%	08/11/36		1,135,000	1,170,166
GE Capital Commercial Mortgage Corp. 2002-3A A2
5.00%	12/10/37		538,155	555,374
GE Capital Commercial Mortgage Corp. 2003-C1 A4
4.82%	01/10/38		570,000	591,720
GMAC Commercial Mortgage Securities, Inc. 2002-C1 A2
6.28%	11/15/39		278,314	280,233
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3
5.71%	10/15/38		346,976	355,333
Greenwich Capital Commercial Funding Corp. 2002-C1 A4
4.95%	01/11/35		545,000	563,295
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB3 A3
6.47%	11/15/35		177,898	179,134
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-CA A3
5.38%	07/12/37		548,096	563,397
Morgan Stanley Dean Witter Capital I 2001-TOP5 A4
6.39%	10/15/35		383,130	386,887
Nomura Asset Securities Corp. 1998-D6 A3
7.52%	03/15/30	[2]	360,000	391,246
Salomon Brothers Mortgage Securities VII, Inc. 2002-KEY2 A3
4.87%	03/18/36		540,000	554,496
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4
6.29%	04/15/34		261,766	267,462

				10,976,908

Non-Agency Mortgage-Backed — 20.63%
Aames Mortgage Trust 2002-1 A3 (STEP)
6.90%	06/25/32		34,578	31,357

See accompanying notes to Schedule of Portfolio Investments.

2  /  N-Q Report June 2011

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
ABFS Mortgage Loan Trust 2002-4 A (STEP)
4.93%	12/15/33		$4,858	$4,856
Adjustable Rate Mortgage Trust 2005-1 1A1
3.01%	05/25/35	[2]	1,131,004	882,612
American Home Mortgage Investment Trust 2004-3 3A
2.26%	10/25/34	[2]	842,638	684,684
Ameriquest Mortgage Securities. Inc., 2005-R11 A2C
0.42%	01/25/36	[2]	589,955	585,582
Banc of America Funding Corp. 2003-2 1A1
6.50%	06/25/32		22,303	23,232
Banc of America Funding Corp. 2007-8 2A1
7.00%	10/25/37		688,172	507,622
Banc of America Mortgage Securities, Inc. 2003-A 2A2
2.98%	02/25/33	[2]	4,979	4,325
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
3.04%	02/25/34	[2]	182,158	166,932
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
0.37%	03/25/37	[2]	2,500,000	1,838,183
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 A2C
1.49%	07/25/37	[2]	1,765,000	697,051
Conseco Financial Corp. 1994-1 A5
7.65%	04/15/19		4,881	5,226
Conseco Financial Corp. 1995-8 M1
7.30%	12/15/26		674,729	711,753
Conseco Financial Corp. 1996-8 A6
7.60%	10/15/27	[2]	11,026	11,560
Countrywide Alternative Loan Trust 2004-J6 2A1
6.50%	11/25/31		303,912	307,206
Countrywide Alternative Loan Trust 2005-16 A5
0.47%	06/25/35	[2]	741,490	235,000
Countrywide Alternative Loan Trust 2005-27 2A1
1.63%	08/25/35	[2]	1,563,442	902,414
Countrywide Alternative Loan Trust 2005-61 2A1
0.47%	12/25/35	[2]	1,034,553	691,403
Countrywide Asset-Backed Certificates 2003-BC1 M1
1.57%	12/25/32	[2]	351,357	157,197
Credit Suisse First Boston Mortgage Securities Corp. 2001-MH29 A (STEP)
5.60%	09/25/31		78,706	80,367

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse First Boston Mortgage Securities Corp. 2002-AR31 4A2
3.08%	11/25/32	[2]	$200,000	$181,001
Credit-Based Asset Servicing and Securitization LLC 2007-CB4 A2A (STEP)
5.84%	04/25/37		230,799	231,506
Deutsche Financial Capital Securitization LLC 1997-I A3
6.75%	09/15/27		104,853	107,113
Downey Savings & Loan Association Mortgage Loan Trust 2004-AR3 2A2A
0.56%	07/19/44	[2]	525,959	397,527
Fremont Home Loan Trust 2005-C M1
0.67%	07/25/35	[2]	500,000	444,599
GE Mortgage Services LLC 1998-HE1 A7
6.47%	06/25/28		383	381
GMAC Mortgage Corp. Loan Trust 2003-GH1 A5 (STEP)
5.60%	07/25/34		46,881	45,203
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		41,033	40,678
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21		18,794	18,529
HSBC Home Equity Loan Trust 2006-3 A2V
0.32%	03/20/36	[2]	381,699	380,291
HSBC Home Equity Loan Trust 2007-3 APT
1.39%	11/20/36	[2]	517,262	462,020
IndyMac Index Mortgage Loan Trust 2004-AR12 A1
0.58%	12/25/34	[2]	916,549	556,267
IndyMac Index Mortgage Loan Trust 2006-AR2 1A1A
0.41%	04/25/46	[2]	1,368,586	758,080
IndyMac Index Mortgage Loan Trust 2007-FLX1 A1
0.29%	02/25/37	[2]	332,893	322,471
IndyMac Manufactured Housing Contract 1998-2 A4
6.64%	12/25/27	[2]	154,129	153,920
Irwin Home Equity Corp. 2003-A M2
2.84%	10/25/27	[2]	407,118	370,704
JPMorgan Mortgage Trust 2005-A2 9A1
2.64%	04/25/35	[2]	589,594	470,776
MASTR Adjustable Rate Mortgages Trust 2004-1 2A1
2.87%	01/25/34	[2]	37,285	32,655
MASTR Adjustable Rate Mortgages Trust 2004-12 5A1
3.61%	10/25/34	[2]	919,333	768,179

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  3

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1
2.75%	06/25/34	[2]	$50,051	$40,061
MASTR Seasoned Securities Trust 2004-1 4A1
2.93%	10/25/32	[2]	147,830	134,471
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32		441,332	459,778
Merrill Lynch Mortgage Investors, Inc. 2003-A1 2A
2.38%	12/25/32	[2]	453,919	398,299
Mid-State Trust 6 A4
7.79%	07/01/35		42,081	41,823
Morgan Stanley ABS Capital I 2004-NC2 M2
1.99%	12/25/33	[2]	707,915	449,998
Oakwood Mortgage Investors, Inc. 1998-A A4
6.20%	05/15/28		2,280	2,302
Oakwood Mortgage Investors, Inc. 1998-B A3
6.20%	01/15/15		4,199	4,208
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		210,229	211,023
Residential Asset Mortgage Products, Inc. 2003-SL1 A11
7.13%	03/25/16		89,163	91,713
Residential Asset Mortgage Products, Inc. 2004-SL1 A2
8.50%	11/25/31		120,729	122,898
Residential Asset Mortgage Products, Inc. 2004-SL1 A8
6.50%	11/25/31		224,273	227,935
Residential Asset Mortgage Products, Inc. 2005-EFC2 M1
0.63%	07/25/35	[2]	282,916	279,235
Residential Asset Securitization Trust 2004-IP2 2A1
2.73%	12/25/34	[2]	493,658	467,920
Residential Funding Mortgage Securities II, Inc. 1999-HI6 AI7 (STEP)
8.60%	09/25/29		101,336	95,810
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7 (STEP)
8.79%	02/25/25		9,510	9,534
Saxon Asset Securities Trust 2002-1 M2
1.99%	11/25/31	[2]	189,045	93,005
Soundview Home Equity Loan Trust 2006-WF2 A2C
0.33%	12/25/36	[2]	1,055,000	924,684
Structured Asset Mortgage Investments, Inc. 2006-AR8 A1A
0.39%	10/25/36	[2]	1,782,372	1,104,603

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Mortgage Investments, Inc. 2007-AR3 2A1
0.38%	09/25/47	[2]	$2,252,298	$1,353,797
Structured Asset Securities Corp. 2001-15A 4A1
3.45%	10/25/31	[2]	41,423	41,369
Structured Asset Securities Corp. 2004-S4 M4
1.99%	12/25/34	[2]	229,230	221,044
Structured Asset Securities Corp. 2005-4XS 3A3 (STEP)
4.47%	03/25/35		119,630	120,981
Structured Asset Securities Corp. 2007-EQ1 A4
0.44%	03/25/37	[2]	3,000,000	1,113,558
Terwin Mortgage Trust 2004-13AL 2PX (IO)
0.34%	08/25/34	[3,7]	7,532,122	68,921
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30	[2]	1,243	538
Washington Mutual Alternative Mortgage Pass-Through Certificates 2005-4 CB13
0.69%	06/25/35	[2]	593,057	393,436
Washington Mutual Mortgage Pass-Through Certificates 2002-AR6 A
1.68%	06/25/42	[2]	112,928	90,259
Washington Mutual Mortgage Pass-Through Certificates 2003-AR6 A1
2.57%	06/25/33	[2]	454,012	455,895
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33		38,620	39,737
Wells Fargo Home Equity Trust 2005-3 AII3
0.53%	11/25/35	[2]	446,933	436,916
Wells Fargo Home Equity Trust 2006-1 A3
0.34%	05/25/36	[2]	148,870	146,283

				23,912,496

U.S. Agency Mortgage-Backed — 36.81%
Fannie Mae 1988-12 A
4.05%	02/25/18	[2]	81,975	84,719
Fannie Mae 1993-80 S
10.61%	05/25/23	[2]	6,932	7,626
Fannie Mae 2000-27 AN
6.00%	08/25/30		9,960	10,989
Fannie Mae 2001-42 SB
8.50%	09/25/31	[2]	5,069	5,089
Fannie Mae 2001-60 OF
1.14%	10/25/31	[2]	774,245	787,378
Fannie Mae 2002-82 FP
0.69%	02/25/32	[2]	581,283	582,159

See accompanying notes to Schedule of Portfolio Investments.

4  /  N-Q Report June 2011

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae 2003-117 XF
0.54%	08/25/33	[2]	$1,054,064	$1,058,005
Fannie Mae 2003-124 IO (IO)
5.25%	03/25/31		18,728	318
Fannie Mae 2003-124 TS
9.80%	01/25/34	[2]	87,234	94,475
Fannie Mae 2003-134 FC
0.79%	12/25/32	[2]	1,090,000	1,103,664
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		76,970	5,889
Fannie Mae 2004-33 FM
0.99%	03/25/31	[2]	680,242	687,965
Fannie Mae 2004-60 FW
0.64%	04/25/34	[2]	892,353	893,506
Fannie Mae 2004-83 HB
5.00%	08/25/32		1,338,986	1,418,958
Fannie Mae 2004-96 MT
7.00%	12/25/34	[2]	96,584	95,402
Fannie Mae 2005-39 BN
4.55%	06/25/28		219,399	221,085
Fannie Mae 2007-65 PA
6.00%	03/25/31		276,107	281,092
Fannie Mae 2007-68 SC (IO)
6.51%	07/25/37	[2]	1,600,036	246,217
Fannie Mae 2008-47 PF
0.69%	06/25/38	[2]	816,728	823,018
Fannie Mae 2009-33 FB
1.01%	03/25/37	[2]	1,107,755	1,123,594
Fannie Mae 2010-112 PI (IO)
6.00%	10/25/40		2,250,618	434,939
Fannie Mae 2010-26 S (IO)
6.04%	11/25/36	[2]	3,631,021	559,359
Fannie Mae Pool 111643
3.10%	09/01/20	[2]	22,129	22,870
Fannie Mae Pool 190656
6.50%	02/01/14		82,698	93,726
Fannie Mae Pool 523829
8.00%	11/01/19		160,465	191,720
Fannie Mae Pool 555098
2.83%	11/01/32	[2]	97,020	102,115
Fannie Mae Pool 555177
2.40%	01/01/33	[2]	97,969	102,112
Fannie Mae Pool 555424
5.50%	05/01/33		841,549	915,382
Fannie Mae Pool 567002
8.00%	05/01/23		108,378	126,499
Fannie Mae Pool 646884
1.92%	05/01/32	[2]	7,050	7,092

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 647903
1.82%	04/01/27	[2]	$60,526	$63,182
Fannie Mae Pool 648860
6.50%	05/01/17		447,180	486,249
Fannie Mae Pool 655127
7.00%	07/01/32		37,275	42,721
Fannie Mae Pool 655133
7.00%	08/01/32		42,488	48,721
Fannie Mae Pool 655151
7.00%	08/01/32		43,738	50,155
Fannie Mae Pool 754001
2.76%	12/01/33	[2]	407,791	411,043
Fannie Mae Pool 762525
6.50%	11/01/33		108,914	123,186
Fannie Mae Pool 770900
2.32%	04/01/34	[2]	427,396	449,437
Fannie Mae Pool 805268
1.82%	01/01/35	[2]	262,541	268,003
Fannie Mae Pool 893489
6.25%	09/01/36	[2]	369,825	398,661
Fannie Mae Pool AD0538
6.00%	05/01/24		729,664	796,246
Fannie Mae Pool AD0546
5.90%	11/01/37	[2]	287,254	307,365
Freddie Mac 1214 KA
1.02%	02/15/22	[2]	7,194	7,196
Freddie Mac 1526 L
6.50%	06/15/23		21,170	22,446
Freddie Mac 2043 CJ
6.50%	04/15/28		41,608	48,405
Freddie Mac 2368 AF
1.14%	10/15/31	[2]	747,768	754,844
Freddie Mac 2527 TI (IO)
6.00%	02/15/32		73,106	2,473
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		90,010	1,737
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		32,811	4,271
Freddie Mac 2657 LX (IO)
6.00%	05/15/18		130,317	9,945
Freddie Mac 2817 FA
0.69%	06/15/32	[2]	878,797	880,562
Freddie Mac 2877 MV
4.75%	12/15/28		191,355	193,745
Freddie Mac 2906 NX (IO)
5.31%	12/15/34	[2]	1,377,464	14,745
Freddie Mac 2945 LD
4.00%	02/15/35		622,514	644,732

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  5

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac 2971 AB
5.00%	05/15/20		$21,211	$22,411
Freddie Mac 3300 FA
0.49%	08/15/35	[2]	1,163,095	1,159,806
Freddie Mac 3325 NF
0.49%	08/15/35	[2]	1,169,132	1,165,827
Freddie Mac 3345 FP
0.39%	11/15/36	[2]	331,660	331,952
Freddie Mac 3345 PF
0.37%	05/15/36	[2]	333,369	333,304
Freddie Mac 3346 FA
0.42%	02/15/19	[2]	859,557	860,417
Freddie Mac 3626 MA
5.00%	02/15/30		887,162	941,932
Freddie Mac Gold C90237
6.50%	11/01/18		107,162	120,871
Freddie Mac Gold C90474
7.00%	08/01/21		148,431	172,341
Freddie Mac Gold D93410
6.50%	04/01/19		71,297	80,418
Freddie Mac Gold G13107
5.50%	07/01/20		910,674	991,667
Freddie Mac Gold O30092
5.50%	10/01/15		13,113	13,925
Freddie Mac Gold P20295
7.00%	10/01/29		60,109	66,238
Freddie Mac Non Gold Pool 1G2627
6.01%	03/01/37	[2]	399,909	419,770
Freddie Mac Non Gold Pool 1J1393
6.20%	10/01/36	[2]	424,368	442,876
Freddie Mac Non Gold Pool 1J1509
6.36%	11/01/36	[2]	416,795	439,982
Freddie Mac Non Gold Pool 1J1534
5.69%	03/01/37	[2]	732,727	777,934
Freddie Mac Non Gold Pool 775554
3.40%	10/01/18	[2]	5,197	5,208
Freddie Mac Non Gold Pool 782824
2.24%	11/01/34	[2]	544,680	560,914
Freddie Mac Non Gold Pool 865369
3.86%	06/01/22	[2]	3,727	3,776
Ginnie Mae 2002-72 FB
0.59%	10/20/32	[2]	919,277	922,489
Ginnie Mae 2002-72 FC
0.59%	10/20/32	[2]	876,756	879,820
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		80,613	4,231
Ginnie Mae 2004-2 FW
1.59%	01/16/34	[2]	332,837	351,674

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae 2004-41 IE (IO)
5.50%	05/20/30		$52,571	$6
Ginnie Mae II Pool 80546
2.00%	10/20/31	[2]	35,759	36,860
Ginnie Mae II Pool 80610
3.38%	06/20/32	[2]	426,412	444,707
Ginnie Mae II Pool 80614
2.63%	07/20/32	[2]	56,045	58,127
Ginnie Mae II Pool 80687
3.50%	04/20/33	[2]	250,206	261,306
Ginnie Mae II Pool 8339
2.13%	12/20/23	[2]	64,885	66,923
Ginnie Mae II Pool 8684
2.63%	08/20/25	[2]	93,745	97,228
National Credit Union Administration Guaranteed Notes 2001-R2 1A
0.59%	02/06/20	[2]	1,385,817	1,387,062
National Credit Union Administration Guaranteed Notes 2010-R1 A1
0.64%	10/07/20	[2]	1,186,996	1,189,228
National Credit Union Administration Guaranteed Notes 2010-R2 1A
0.56%	11/06/17	[2]	1,174,817	1,175,182
National Credit Union Administration Guaranteed Notes 2010-R2 2A
0.66%	11/05/20	[2]	634,435	633,445
National Credit Union Administration Guaranteed Notes 2010-R3 1A
0.75%	12/08/20	[2]	372,176	374,297
National Credit Union Administration Guaranteed Notes 2010-R3 2A
0.75%	12/08/20	[2]	314,617	316,030
National Credit Union Administration Guaranteed Notes 2011-C1 2A
0.72%	03/09/21	[2]	1,702,232	1,704,360
National Credit Union Administration Guaranteed Notes 2011-R1 1A
0.64%	01/08/20	[2]	1,358,526	1,360,596
National Credit Union Administration Guaranteed Notes 2011-R3 1A
0.59%	03/11/20	[2]	1,132,944	1,134,803
National Credit Union Administration Guaranteed Notes 2011-R4 1A
0.57%	03/06/20	[2]	1,110,026	1,110,806
National Credit Union Administration Guaranteed Notes 2011-R5 1A
0.57%	04/06/20	[2]	1,062,641	1,063,430

See accompanying notes to Schedule of Portfolio Investments.

6  /  N-Q Report June 2011

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
National Credit Union Administration Guaranteed Notes 2011-R6 1A
0.57%	05/07/20	[2]	$1,054,901	$1,055,723

				42,656,934

Total Mortgage-Backed
(Cost $83,550,992)				77,546,338

MUNICIPAL BONDS — 0.79%*
Illinois — 0.79%
State of Illinois, Pension Funding G.O., Taxable
2.77%	01/01/12		190,000	191,041
4.03%	03/01/14		300,000	310,110
4.07%	01/01/14		400,000	414,368

Total Municipal Bonds
(Cost $889,183)				915,519

U.S. AGENCY SECURITIES — 2.96%
U.S. Agency Securities — 2.96%
Fannie Mae I
0.40%	02/01/13	[2]	1,190,000	1,192,404
Freddie Mac
0.25%	01/24/13	[2]	2,235,000	2,236,042

Total U.S. Agency Securities
(Cost $3,423,748)				3,428,446

Total Bonds – 90.45%
(Cost $110,369,146)				104,832,660

SHORT-TERM INVESTMENTS — 4.94%
Commercial Paper — 1.92%
Barclays U.S. Funding LLC
0.23%[8]	07/08/11		1,115,000	1,114,956
National Rural Utilities Cooperative Finance Corp.
0.13%[8]	08/08/11		1,110,000	1,109,848

				2,224,804

Money Market Fund — 3.02%
Dreyfus Cash Advantage Fund
0.13%[9]			1,117,000	1,117,000
DWS Money Market Series-Institutional
0.06%[9]			273,000	273,000
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio
0.08%[9]			877,000	877,000

Issues	Maturity Date	Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money Market Fund (continued)
Goldman Sachs Financial Square Funds - Prime Obligations Fund
0.03%[9,10]		$1,235,000	$1,235,000

			3,502,000

Total Short-Term Investments
(Cost $5,726,798)			5,726,804

Total Investments – 95.39%
(Cost $116,095,944)[1]			110,559,464

Cash and Other Assets, Less Liabilities – 4.61%			5,339,992

Net Assets – 100.00%			$115,899,456

Expiration Date	Notional Amount (000’s)	Appreciation/ (Depreciation)	Value
SWAPS: INTEREST RATE
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 1.38% quarterly.
Counterparty: CS First Boston
06/18/14	$2,795	$4,515	$4,515
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.66% quarterly.
Counterparty: CS First Boston
06/18/17	1,170	(5,573)	(5,573)

	$3,965	$(1,058)	$(1,058)

Expiration Date	Premiums (Received)	Notional Amount (000’s)[a]	Appreciation	Value[b]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.
01/25/38	$(1,374,061)	$2,345	$30,598	$(1,343,463)

	$(1,374,061)	$2,345	$30,598	$(1,343,463)

[a]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[b]

The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  7

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Notes:

[1]	Cost for federal income tax purposes is $116,120,684 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$4,376,171
Gross unrealized depreciation	(9,937,391)

Net unrealized depreciation	$(5,561,220)

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2011.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2011, was $3,941,289, representing 3.40% of total net assets.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Expected maturity date.
[6]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
02/04/09	HCA, Inc. Term Loan, 3.50%, 05/01/18	$609,732	$631,788	0.54%

[7]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $68,921, which is 0.06% of total net assets.
[8]	Represents annualized yield at date of purchase.
[9]	Represents the current yield as of June 30, 2011.
[10]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $1,235,000.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These classifications are unaudited.

(G.O.): General Obligation

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

See accompanying notes to Schedule of Portfolio Investments.

8  /  N-Q Report June 2011

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 98.57%
ASSET-BACKED SECURITIES — 4.65%**
Aircastle Aircraft Lease Backed Trust 2007-1A G1
0.45%	06/14/37	[2,3]	$5,383,822	$4,818,664
Babcock & Brown Air Funding I Ltd. 2007-1A G1 (Bermuda)
0.49%	11/14/33	[2,3,4]	6,921,137	6,003,005
Brazos Higher Education Authority, Inc. 2010-1 A2
1.46%	02/25/35	[2]	2,370,000	2,284,126
Castle Trust 2003-1AW A1
0.94%	05/15/27	2,3,†	2,585,635	2,417,575
Conseco Finance Securitizations Corp. 2001-4 A4
7.36%	09/01/33		8,807,779	9,513,306
Discover Card Master Trust 2009-A2 A
1.49%	02/17/15	[2]	2,400,000	2,424,274
First Alliance Mortgage Loan Trust 1994-3 A1
7.83%	10/25/25		1,262	1,209
GE Corporate Aircraft Financing LLC 2005-1A B
0.84%	08/26/19	2,3,†	1,462,500	1,330,882
GE Corporate Aircraft Financing LLC 2005-1A C
1.49%	08/26/19	[2,3]	5,000,000	4,525,000
GE Seaco Finance SRL 2004-1A A (Barbados)
0.49%	04/17/19	[2,3,4]	1,884,167	1,826,077
GE Seaco Finance SRL 2005-1A A (Barbados)
0.44%	11/17/20	[2,3,4]	5,600,333	5,236,169
Genesis Funding Ltd. 2006-1A G1 (Bermuda)
0.43%	12/19/32	[2,3,4]	7,575,919	6,685,748
Goal Capital Funding Trust 2006-1 B
0.71%	08/25/42	[2]	5,450,000	4,494,146
Green Tree Recreational Equipment & Consumer Trust 1996-D Certificates
7.24%	12/15/22		55,445	38,006
GSC Partners Gemini Fund Ltd. 1A A (Cayman Islands)
0.94%	10/10/14	[2,3,4]	379,001	372,180
Keycorp Student Loan Trust 2002-A 1A2
0.44%	08/27/31	[2]	5,612,548	5,171,927
North Carolina State Education Authority 2011-1 A3
1.21%	10/25/41		6,500,000	6,062,485
Northstar Education Finance, Inc. 2007-1 A1, Student Loan Asset-Backed Note
0.40%	04/28/30	[2]	5,605,000	5,127,953
South Carolina Student Loan Corp. 2005 A2
0.43%	12/01/20	[2]	5,030,000	4,803,694
TAL Advantage LLC 2010-2A A
4.30%	10/20/25	[3]	3,318,000	3,471,304

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
TAL Advantage LLC 2011-A1 A
4.60%	01/20/26	[3]	$1,437,500	$1,482,374
Terwin Mortgage Trust 2005-9HGS A1
4.00%	08/25/35	[2,3]	190,731	184,554
Textainer Marine Containers Ltd. 2005-1A A (Bermuda)
0.44%	05/15/20	[2,3,4]	1,899,583	1,834,092
Textainer Marine Containers Ltd. 2011-1A A (Bermuda)
4.70%	06/15/26	3,4,†	4,900,000	4,884,764
Triton Container Finance LLC 2006-1A
0.36%	11/26/21	[2,3]	4,577,083	4,323,093
Triton Container Finance LLC 2007-1A
0.33%	02/26/19	[2,3]	2,830,208	2,718,506

Total Asset-Backed Securities (Cost $91,390,123)				92,035,113

CORPORATES — 31.86%*
Banking — 9.40%
Abbey National Treasury Services Plc (United Kingdom)
1.85%	04/25/14	[2,4]	9,405,000	9,359,836
Ally Financial, Inc.
2.45%	12/01/14	[2]	1,424,000	1,355,990
Bank of America Corp.
6.50%	08/01/16		2,400,000	2,679,526
Bank of America Corp. L (MTN)
5.65%	05/01/18		300,000	316,747
Bank of America N.A.
0.55%	06/15/17	[2]	2,500,000	2,226,510
6.10%	06/15/17		5,000,000	5,361,205
BankAmerica Capital III
0.85%	01/15/27	[2]	2,881,000	2,337,309
BankAmerica Institutional Capital A
8.07%	12/31/26	[3]	5,250,000	5,381,250
Capital One Financial Corp.
7.38%	05/23/14		5,000,000	5,712,940
City National Corp.
5.13%	02/15/13		8,000,000	8,360,456
Commonwealth Bank of Australia (Australia)
2.13%	03/17/14	[3,4]	10,000,000	10,112,655
Credit Suisse/Guernsey 1 (Switzerland)
0.95%	05/29/49	[2,4]	8,390,000	6,932,237
Credit Suisse/New York (MTN) (Switzerland)
3.45%	07/02/12	[4]	1,825,000	1,873,853
5.00%	05/15/13	[4]	11,000,000	11,746,812
Deutsche Bank AG/London G (MTN) (Germany)
4.88%	05/20/13	[4]	7,640,000	8,120,006
HSBC Bank Plc (United Kingdom)
1.08%	01/17/14	[2,3,4]	10,000,000	10,007,523

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  9

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
JPMorgan Chase & Co.
3.45%	03/01/16		$18,000,000	$18,450,668
4.75%	05/01/13		30,000	31,950
JPMorgan Chase & Co. C (MTN)
0.77%	07/23/13	[2]	1,500,000	1,478,400
JPMorgan Chase Bank N.A.
0.58%	06/13/16	[2]	4,250,000	3,978,703
Lloyds TSB Bank Plc (United Kingdom)
4.88%	01/21/16	[4]	10,380,000	10,614,538
National Australia Bank, Ltd. S (Australia)
1.01%	04/11/14	[2,4]	8,775,000	8,747,271
Nationsbank Capital Trust II
7.83%	12/15/26		3,200,000	3,260,000
Nationsbank Capital Trust III
0.83%	01/15/27	[2]	7,650,000	6,221,592
Royal Bank of Scotland Plc 2 (United Kingdom)
3.40%	08/23/13	[4]	1,750,000	1,791,606
Royal Bank of Scotland Plc (United Kingdom)
4.88%	03/16/15	[4]	7,117,000	7,392,449
UBS AG (Switzerland)
2.25%	08/12/13	[4]	5,750,000	5,851,959
Union Bank N.A.
3.00%	06/06/16		10,000,000	10,024,680
Wachovia Corp. (MTN)
5.50%	05/01/13		5,655,000	6,083,773
Westpac Banking Corp. (Australia)
0.98%	03/31/14	[2,3,4]	5,000,000	5,006,248
2.10%	08/02/13	[4]	5,000,000	5,065,060

				185,883,752

Communications — 2.52%
CSC Holdings LLC
8.50%	04/15/14		13,005,000	14,468,063
8.50%	06/15/15		205,000	221,656
iPCS, Inc.
2.40%	05/01/13	[2]	9,970,000	9,795,525
Nextel Communications, Inc. C
5.95%	03/15/14		1,000,000	1,002,500
Nextel Communications, Inc. E
6.88%	10/31/13		5,000,000	5,056,250
Qwest Communications International, Inc. B
7.50%	02/15/14		7,270,000	7,397,225
Telecom Italia Capital SA (Luxembourg)
6.20%	07/18/11	[4]	4,060,000	4,067,093
Verizon Communications, Inc.
1.95%	03/28/14		3,500,000	3,562,966

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Windstream Corp.
8.63%	08/01/16		$4,000,000	$4,190,000

				49,761,278

Consumer Discretionary — 0.23%
Anheuser-Busch InBev Worldwide, Inc.

0.82%	01/27/14	[2]	4,550,000	4,574,517

Electric — 0.96%
Calpine Construction Finance Co. LP
8.00%	06/01/16	[3]	340,000	368,900
Cedar Brakes I LLC
8.50%	02/15/14	[3]	1,358,780	1,447,243
Cedar Brakes II LLC
9.88%	09/01/13	[3]	4,346,876	4,590,842
FPL Energy National Wind Portfolio LLC
6.13%	03/25/19	[3]	93,328	91,056
KCP&L Greater Missouri Operations Co.
11.88%	07/01/12		7,149,000	7,878,305
Mirant Mid Atlantic Pass-Through Trust A
8.63%	06/30/12		993,451	1,017,045
W3A Funding Corp.
8.09%	01/02/17		3,558,343	3,586,955

				18,980,346

Energy — 1.93%
El Paso Pipeline Partners Operating Co. LLC
4.10%	11/15/15		3,000,000	3,134,217
Florida Gas Transmission, Co. LLC
4.00%	07/15/15	[3]	3,500,000	3,680,219
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%	11/01/15	[3]	575,000	595,125
OPTI Canada, Inc. (Canada)
7.88%	12/15/14	[4]	250,000	104,375
Panhandle Eastern Pipeline Co. LP
6.05%	08/15/13		2,375,000	2,591,346
Sabine Pass LNG LP
7.25%	11/30/13		14,045,000	14,466,350
Sonat, Inc.
7.63%	07/15/11		350,000	350,640
Southern Union Co.
7.20%	11/01/66	[2]	3,000,000	2,793,750
Tennessee Gas Pipeline Co.
8.00%	02/01/16		8,673,000	10,527,322

				38,243,344

Finance — 10.76%
Cantor Fitzgerald LP
6.38%	06/26/15	[3]	3,675,000	3,779,152

See accompanying notes to Schedule of Portfolio Investments.

10  /  N-Q Report June 2011

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Chase Capital II B
0.77%	02/01/27	[2]	$6,655,000	$5,497,508
CIT Group, Inc.
5.25%	04/01/14	[3]	4,295,000	4,292,316
7.00%	05/01/14		5,576,719	5,670,826
Citigroup, Inc.
1.11%	02/15/13	[2]	1,000,000	996,593
5.30%	10/17/12		1,424,000	1,494,954
5.50%	04/11/13		11,034,000	11,719,487
5.50%	10/15/14		3,510,000	3,819,944
6.38%	08/12/14		10,500,000	11,654,850
General Electric Capital Corp.
1.88%	09/16/13		2,200,000	2,220,126
General Electric Capital Corp. (MTN)
0.39%	06/20/14	[2]	3,500,000	3,436,139
0.65%	05/05/26	[2]	6,300,000	5,506,981
General Electric Capital Corp. A (MTN)
0.51%	09/15/14	[2]	10,169,000	9,994,500
General Electric Capital Corp. E (MTN)
0.39%	03/20/14	[2]	5,500,000	5,387,641
General Electric Capital Corp. G (MTN)
0.42%	06/01/12	[2]	12,605,000	12,633,605
Goldman Sachs Group, Inc.
0.70%	03/22/16	[2]	800,000	755,304
0.79%	01/12/15	[2]	1,900,000	1,833,789
0.99%	12/05/11	[2]	10,970,000	11,012,047
1.27%	02/07/14	[2]	4,000,000	3,964,983
3.63%	02/07/16		1,000,000	1,010,630
5.13%	01/15/15		583,000	626,124
5.45%	11/01/12		8,000,000	8,452,071
6.15%	04/01/18		3,500,000	3,814,485
International Lease Finance Corp.
6.50%	09/01/14	[3]	9,700,000	10,257,750
JPMorgan Chase Capital XIII M
1.20%	09/30/34	[2]	2,465,000	2,113,972
JPMorgan Chase Capital XXI U
1.22%	02/02/37	[2]	3,250,000	2,557,959
MBNA Capital A
8.28%	12/01/26		1,074,000	1,102,193
MBNA Capital B
1.07%	02/01/27	[2]	2,891,000	2,353,606
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[2]	30,000	33,750
8.95%	05/18/17	[2]	30,000	33,937
9.57%	06/06/17	[2]	5,184,000	5,974,560
Morgan Stanley
0.55%	02/10/12	[2]	18,310,000	18,355,317
0.60%	06/20/12	[2]	9,655,000	9,695,618
0.76%	10/15/15	[2]	2,830,000	2,681,501

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
2.88%	01/24/14		$5,500,000	$5,568,975
3.80%	04/29/16		3,800,000	3,820,516
4.20%	11/20/14		750,000	779,495
6.00%	05/13/14		1,325,000	1,445,048
Morgan Stanley 1
1.10%	12/01/11	[2]	4,115,000	4,131,917
Morgan Stanley G (MTN)
0.59%	01/09/14	[2]	1,405,000	1,370,636
Power Receivable Finance LLC
6.29%	01/01/12	[3]	348,624	349,872
6.29%	01/01/12		365,931	366,505
Prudential Holdings LLC (AGM)
1.12%	12/18/17	[2,3]	10,665,000	10,134,971
US Education Loan Trust IV LLC 2006-1 A4
0.31%	03/01/41	3,†	7,175,000	6,314,017
Woodbourne Capital Trust I
2.73%	04/08/49	[2,3,5]	595,000	297,500
Woodbourne Capital Trust II
2.73%	04/08/49	[2,3,5]	700,000	350,000
Woodbourne Capital Trust IV
2.73%	04/08/49	[2,3,5]	1,000,000	500,000
ZFS Finance USA Trust IV
5.88%	05/09/32	[2,3]	2,575,000	2,594,313

				212,757,983

Health Care — 0.67%
Boston Scientific Corp.
5.45%	06/15/14		1,123,000	1,221,206
CHS/Community Health Systems, Inc.
8.88%	07/15/15		250,000	257,813
HCA, Inc.
9.25%	11/15/16		3,835,000	4,079,481
UnitedHealth Group, Inc.
4.88%	02/15/13		7,348,000	7,773,163

				13,331,663

Insurance — 1.42%
Berkshire Hathaway, Inc.
0.70%	02/11/13	[2]	5,475,000	5,507,346
Farmers Exchange Capital
7.20%	07/15/48	[3]	444,000	443,904
Farmers Insurance Exchange
6.00%	08/01/14	[3]	6,835,000	7,420,977
Metropolitan Life Global Funding I
2.88%	09/17/12	[3]	2,810,000	2,870,140
5.13%	04/10/13	[3]	4,550,000	4,843,384
5.13%	06/10/14	[3]	3,230,000	3,531,385

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  11

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance (continued)
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[2,3]	$3,550,000	$3,479,096

				28,096,232

Materials — 0.01%
Lyondell Chemical Co.
11.00%	05/01/18		93,569	105,265

Real Estate Investment Trust (REIT) — 3.23%
AvalonBay Communities, Inc. (MTN)
6.13%	11/01/12		1,057,000	1,125,220
Duke Realty LP
5.88%	08/15/12		956,000	998,788
6.25%	05/15/13		9,000,000	9,702,666
HCP, Inc.
6.00%	01/30/17		930,000	1,025,287
6.45%	06/25/12		4,000,000	4,199,268
HCP, Inc. (MTN)
6.30%	09/15/16		7,600,000	8,505,297
Health Care REIT, Inc.
3.63%	03/15/16		3,000,000	3,024,632
4.70%	09/15/17		10,185,000	10,468,703
Healthcare Realty Trust, Inc.
5.13%	04/01/14		1,960,000	2,082,973
6.50%	01/17/17		2,375,000	2,650,804
Kimco Realty Corp. C (MTN)
5.19%	10/01/13		6,000,000	6,401,151
Liberty Property LP
5.13%	03/02/15		5,305,000	5,759,272
6.38%	08/15/12		1,645,000	1,729,606
WEA Finance LLC/WT Finance
7.50%	06/02/14	[3]	5,490,000	6,274,325

				63,947,992

Services — 0.02%
Mobile Mini, Inc.
6.88%	05/01/15		375,000	383,437

Transportation — 0.71%
Continental Airlines Pass-Through Trust 1997-4 A
6.90%	01/02/18		170,100	180,413
Delta Air Lines, Inc. 2001 A2
7.11%	09/18/11		8,751,000	8,849,011
UAL Pass-Through Trust 2009-1
10.40%	11/01/16		4,333,778	4,913,420

				13,942,844

Total Corporates
(Cost $606,803,171)				630,008,653

Issues	Maturity Date		Principal Amount	Value
BANK LOANS — 0.66%*
Communications — 0.06%
Cengage Learning Acquisitions, Inc. Term Loan
2.50%	07/03/14	[2,6]	$721,875	$649,687
Dex Media West LLC Term Loan
7.00%	10/24/14	[2,6]	687,614	577,023

				1,226,710

Electric — 0.02%
Texas Competitive Electric Holdings Co. LLC Non-Extended Term Loan
3.69%	10/10/14	[2,6]	465,072	390,245

Gaming — 0.27%
Caesars Entertainment Operating Co., Inc. Term Loan B2
3.25%	01/28/15	[2,6]	6,000,000	5,399,982

Health Care — 0.31%
HCA, Inc. Term Loan
3.50%	05/01/18	[2,6]	6,081,382	5,997,344

Total Bank Loans
(Cost $13,070,089)				13,014,281

MORTGAGE-BACKED — 51.82%**
Commercial Mortgage-Backed — 6.40%
Banc of America Commercial Mortgage, Inc. 2002-2 A3

5.12%	07/11/43		3,722,889	3,781,905
Banc of America Commercial Mortgage, Inc. 2002-PB2 A4
6.19%	06/11/35		8,645,088	8,791,312
Bayview Commercial Asset Trust 2005-1A A1
0.49%	04/25/35	[2,3]	1,014,828	867,944
Bayview Commercial Asset Trust 2005-2A A1
0.50%	08/25/35	[2,3]	525,579	439,500
Bayview Commercial Asset Trust 2006-3A A1
0.44%	10/25/36	[2,3]	4,574,401	3,409,941
Bayview Commercial Asset Trust 2007-1 A1
0.41%	03/25/37	[2,3]	131,218	98,359
Bayview Commercial Asset Trust 2007-3 A1
0.43%	07/25/37	[2,3]	625,182	489,401
Bear Stearns Commercial Mortgage Securities 2002-PBW1 A2
4.72%	11/11/35	[2]	6,240,000	6,414,803
Bear Stearns Commercial Mortgage Securities 2007-T28 AAB
5.75%	09/11/42		5,247,000	5,747,879

See accompanying notes to Schedule of Portfolio Investments.

12  /  N-Q Report June 2011

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T12 A4
4.68%	08/13/39	[2]	$7,195,000	$7,596,079
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A
5.30%	10/12/42	[2]	7,620,000	8,272,238
Credit Suisse First Boston Mortgage Securities Corp. 2002-CKS4 A2
5.18%	11/15/36		7,536,498	7,783,424
Credit Suisse First Boston Mortgage Securities Corp. 2004-C5 A2
4.18%	11/15/37		1,436,010	1,435,240
Credit Suisse First Boston Mortgage Securities, Corp. 2002-CP3 A3
5.60%	07/15/35		9,525,000	9,826,419
GE Capital Commercial Mortgage Corp. 2001-2 A4
6.29%	08/11/33		687,131	686,876
GE Capital Commercial Mortgage Corp. 2002-1A A3
6.27%	12/10/35		2,782,933	2,841,898
GMAC Commercial Mortgage Securities, Inc. 2001-C2 A2
6.70%	04/15/34		872,100	871,039
GMAC Commercial Mortgage Securities, Inc. 2004-C1 A4
4.91%	03/10/38		410,000	434,759
Greenwich Capital Commercial Funding Corp. 2004-GG1 A7
5.32%	06/10/36	[2]	7,355,000	7,907,551
Greenwich Capital Commercial Funding Corp. 2006-GG7 A4
6.08%	07/10/38	[2]	6,080,000	6,757,904
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB3 A3
6.47%	11/15/35		4,329,616	4,359,696
Merrill Lynch Mortgage Trust 2002-MW1 A4
5.62%	07/12/34		7,691,328	7,863,413
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3
5.17%	12/12/49	[2]	4,840,000	5,165,740
Morgan Stanley Capital I 2005-T19 A4A
4.89%	06/12/47		405,000	437,315
Morgan Stanley Capital I 2007-IQ16 A4
5.81%	12/12/49		2,570,000	2,824,014
Morgan Stanley Capital I 2007-T27 A4
5.79%	06/11/42	[2]	265,000	293,779
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4
6.39%	07/15/33		657,683	657,315

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
TIAA Seasoned Commercial Mortgage Trust 2007-C4 A3
5.98%	08/15/39	[2]	$10,500,000	$11,489,354
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4
6.29%	04/15/34		8,915,949	9,109,934

				126,655,031

Non-Agency Mortgage-Backed — 20.98%
Accredited Mortgage Loan Trust 2007-1 A4
0.41%	02/25/37	[2]	12,000,000	6,392,220
Adjustable Rate Mortgage Trust 2005-1 1A1
3.01%	05/25/35	[2]	9,599,396	7,491,170
American Home Mortgage Assets 2007-2 A1
0.31%	03/25/47	[2]	19,420,870	10,943,827
American Home Mortgage Assets 2007-4 A2
0.38%	08/25/37	[2]	18,741,585	13,452,719
American Home Mortgage Investment Trust 2004-2 2A
2.23%	02/25/44	[2]	12,538,259	11,015,950
Amresco Residential Securities Mortgage Loan Trust 1998-1 A5 (STEP)
7.57%	10/25/27		36,266	37,871
Banc of America Funding Corp. 2007-5 3A1
6.00%	07/25/37		8,462,910	6,561,061
Banc of America Funding Corp. 2007-8 2A1
7.00%	10/25/37		8,258,067	6,091,468
Banco de Credito Y Securitizacion SA 2001-1 AF (Argentina)
8.00%	07/31/11	[3,4,5]	266,350	21,308
BCAP LLC Trust 2011-RR5 2A3
5.06%	06/26/37	[3]	10,004,419	9,316,615
Bear Stearns Asset Backed Securities Trust 2000-2 M2 (STEP)
8.28%	08/25/30		2,200,720	2,147,287
Bear Stearns Mortgage Funding Trust 2006-AR3 2A1
0.39%	11/25/36	[2]	12,159,472	7,044,110
Bear Stearns Mortgage Funding Trust 2007-AR4 2A1
0.40%	06/25/37	[2]	15,038,048	9,296,739
BHN I Mortgage Fund 2000-1 AF (Argentina)
8.00%	01/31/20	3,4,5,†	9,000	675
BlackRock Capital Finance LP 1997-R2 AP
1.26%	12/25/35	2,3,5,†	14,580	8,311
Carrington Mortgage Loan Trust 2004-NC2 M1
1.22%	08/25/34	[2]	218,633	147,858
Carrington Mortgage Loan Trust 2007-FRE1 A3
0.45%	02/25/37	[2]	14,875,000	5,882,377

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  13

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-2 2M1
1.09%	02/25/32	[2]	$736,243	$398,303
Chase Mortgage Finance Corp. 2005-A1 2A3
2.94%	12/25/35	[2]	840,000	702,181
Chase Mortgage Finance Corp. 2007-A2 2A3
3.06%	07/25/37	[2]	10,027,217	9,305,242
Chevy Chase Mortgage Funding Corp. 2005-2A A1
0.37%	05/25/36	[2,3]	2,965,819	1,864,238
Chevy Chase Mortgage Funding Corp. 2005-AA B2
0.81%	01/25/36	[2,3]	680,842	200,210
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
3.04%	02/25/34	[2]	388,098	355,659
Citigroup Mortgage Loan Trust, Inc. 2006-AMC1 A2B
0.16%	09/25/36	[2]	6,628,736	3,070,595
Citigroup Mortgage Loan Trust, Inc. 2007-WFH1 A2
0.29%	01/25/37	[2]	120,142	116,786
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
0.37%	03/25/37	[2]	150,000	110,291
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 A2C
1.49%	07/25/37	[2]	90,000	35,544
Conseco Finance 2001-D A5
6.69%	11/15/32	[2]	309,178	315,376
Conseco Financial Corp. 1994-1 A5
7.65%	04/15/19		287,951	308,323
Conseco Financial Corp. 1997-2 A7
7.62%	06/15/28	[2]	4,997,030	5,512,737
Conseco Financial Corp. 1997-3 A7
7.64%	03/15/28	[2]	2,670,307	2,944,305
Conseco Financial Corp. 1997-7 A9
7.37%	07/15/29	[2]	7,479,343	8,223,652
Conseco Financial Corp. 1998-2 A5
6.24%	12/01/28	[2]	29,852	30,927
Countrywide Alternative Loan Trust 2005-27 2A1
1.63%	08/25/35	[2]	2,202,727	1,271,407
Countrywide Alternative Loan Trust 2005-51 2A2A
0.48%	11/20/35	[2]	5,152	5,085
Countrywide Alternative Loan Trust 2005-59 1A1
0.53%	11/20/35	[2]	9,264,143	5,845,123
Countrywide Alternative Loan Trust 2005-72 A1
0.46%	01/25/36	[2]	783,881	491,496

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Alternative Loan Trust 2006-46 A4
6.00%	02/25/47		$5,932,905	$5,182,628
Countrywide Alternative Loan Trust 2006-OA12 A2
0.40%	09/20/46	[2]	4,652,255	2,028,560
Countrywide Asset-Backed Certificates 2007-11 2A1
0.25%	06/25/47	[2]	186,791	184,553
Countrywide Asset-Backed Certificates 2007-4 A1A
0.31%	09/25/37	[2]	3,107,044	3,032,420
Countrywide Asset-Backed Certificates 2007-7 2A1
0.27%	10/25/47	[2]	167,871	165,647
Countrywide Home Loan Mortgage Pass-Through Trust 2004-14 4A1
5.02%	08/25/34	[2]	95,585	92,918
Credit Suisse Mortgage Capital Certificates 2007-2 3A4
5.50%	03/25/37		5,000,000	4,334,757
Credit-Based Asset Servicing and Securitization LLC 2005-CB7 AF3 (STEP)
5.55%	11/25/35		1,523,814	1,482,594
Credit-Based Asset Servicing and Securitization LLC 2006-CB1 AF2 (STEP)
5.24%	01/25/36		2,551,124	1,606,105
Credit-Based Asset Servicing and Securitization LLC 2006-CB9 A4
0.42%	11/25/36	[2]	6,000,000	2,164,602
Credit-Based Asset Servicing and Securitization LLC 2007-CB2 A2B (STEP)
4.24%	02/25/37		20,580,000	14,189,550
Credit-Based Asset Servicing and Securitization LLC 2007-CB5 A1
0.25%	04/25/37	[2]	2,167,568	1,571,526
Downey Savings & Loan Association Mortgage Loan Trust 2005-AR2 2A1A
0.40%	03/19/45	[2]	3,474,501	2,380,683
Downey Savings & Loan Association Mortgage Loan Trust 2006-AR1 2A1A
1.22%	04/19/47	[2]	79,851	49,007
First Horizon Alternative Mortgage Securities 2004-AA3 A1
2.33%	09/25/34	[2]	33,742	27,953
GMAC Mortgage Corp. Loan Trust 2000-HE2 A1
0.63%	06/25/30	[2]	1,430,643	849,280
Green Tree Home Improvement Loan Trust 1997-E HEB1
7.53%	01/15/29		2,282,836	2,253,351
GSAA Trust 2006-9 A4A
0.43%	06/25/36	[2]	11,776,231	5,504,596

See accompanying notes to Schedule of Portfolio Investments.

14  /  N-Q Report June 2011

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Harborview Mortgage Loan Trust 2006-3 2A1A
5.77%	06/19/36	[2]	$2,647,275	$1,495,345
HSBC Home Equity Loan Trust 2005-3 M1
0.61%	01/20/35	[2]	3,647,339	3,271,736
HSBC Home Equity Loan Trust 2006-3 A4
0.43%	03/20/36	[2]	8,680,000	7,332,256
HSBC Home Equity Loan Trust 2007-1 AS
0.39%	03/20/36	[2]	9,001,522	8,045,854
Impac CMB Trust 2005-5 A1
0.51%	08/25/35	[2]	4,939,206	3,649,416
IndyMac Index Mortgage Loan Trust 2004-AR12 A1
0.58%	12/25/34	[2]	589,395	357,712
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A
0.59%	11/25/34	[2]	2,135,275	1,435,588
JPMorgan Mortgage Acquisition Corp. 2005-FRE1 A2F3 (STEP)
3.12%	10/25/35		2,483,287	2,351,702
JPMorgan Mortgage Acquisition Corp. 2007-CH1 AF2 (STEP)
5.45%	10/25/36		7,385,794	7,462,625
JPMorgan Mortgage Acquisition Corp. 2007-CH2 AF2 (STEP)
5.48%	01/25/37		15,244,510	11,309,791
JPMorgan Mortgage Acquisition Corp. 2007-CH5 A2
0.24%	05/25/37	[2]	1,642,463	1,580,691
JPMorgan Mortgage Acquisition Corp. 2007-HE1 AV4
0.47%	03/25/47	[2]	50,000	21,763
JPMorgan Mortgage Trust 2005-A3 5A3
2.83%	06/25/35	[2]	125,756	103,002
JPMorgan Mortgage Trust 2007-A1 5A2
2.97%	07/25/35	[2]	1,615,652	1,520,717
Lehman ABS Manufactured Housing Contract Trust 2001-B A3
4.35%	05/15/14		6,499,529	6,536,089
Lehman ABS Manufactured Housing Contract Trust 2001-B A4
5.27%	09/15/18		5,388,714	5,603,500
Lehman ABS Manufactured Housing Contract Trust 2001-B AIOC (IO)
0.55%	05/15/41	[2,5]	317,979,525	4,618,812
Lehman XS Trust 2006-GP1 A4A
0.52%	05/25/46	[2]	11,268,672	3,134,871
Long Beach Mortgage Loan Trust 2005-1 M1
0.69%	02/25/35	[2]	3,287,672	3,223,786
MASTR Adjustable Rate Mortgages Trust 2003-6 4A2
5.17%	01/25/34	[2]	101,114	97,469

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust
2004-1 2A1
2.87%	01/25/34	[2]	$146,841	$128,608
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1
2.75%	06/25/34	[2]	264,554	211,750
MASTR Adjustable Rate Mortgages Trust 2004-9 1A4
0.79%	11/25/34	[2]	4,094,997	3,845,124
MASTR Asset Backed Securities Trust 2007-HE1 A3
0.40%	05/25/37	[2]	55,000	22,916
MASTR Seasoned Securities Trust 2004-1 4A1
2.93%	10/25/32	[2]	761,325	692,525
Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2C
0.37%	06/25/37	[2]	19,057,200	8,311,983
Mid-State Trust 2004-1 B
8.90%	08/15/37		884,449	848,437
Mid-State Trust 2006-1 A
5.79%	10/15/40	[3]	8,957,570	9,367,170
Morgan Stanley ABS Capital I 2004-NC2 M2
1.99%	12/25/33	[2]	173,439	110,249
Morgan Stanley ABS Capital I 2004-NC7 M2
0.81%	07/25/34	[2]	13,000,000	11,614,171
Morgan Stanley Mortgage Loan Trust 2007-10XS A18
6.00%	07/25/47	[2]	11,258,264	8,643,843
Nationstar Home Equity Loan Trust 2007-A AV4
0.42%	03/25/37	[2]	6,341,000	3,692,469
Nationstar Home Equity Loan Trust 2007-C 2AV3
0.37%	06/25/37	[2]	7,807,200	4,295,182
Park Place Securities, Inc. 2004-MHQ1 M1
0.89%	12/25/34	[2]	8,165,142	7,839,063
Park Place Securities, Inc. 2005-WCW A3D
0.53%	09/25/35	[2]	8,691,255	8,487,782
Park Place Securities, Inc. 2005-WHQ1 M2
0.69%	03/25/35	[2]	9,578,000	8,471,751
Popular ABS Mortgage Pass-Through Trust 2007-A A3
0.50%	06/25/47	[2]	70,000	34,896
Residential Asset Mortgage Products, Inc. 2004-SL4 A3
6.50%	07/25/32		2,049,367	2,091,502
Residential Asset Mortgage Products, Inc. 2005-SL1 A5
6.50%	05/25/32		4,165,001	3,954,691

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  15

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Securities Corp. 2005-KS12 A2
0.44%	01/25/36	[2]	$6,376,467	$5,875,238
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7 (STEP)
8.79%	02/25/25		7,045	7,062
Resmae Mortgage Loan Trust 2006-1 A1B
0.46%	02/25/36	[2,3]	914,411	25,080
SG Mortgage Securities Trust 2006-FRE1 A1B
0.46%	02/25/36	[2]	1,588,623	852,794
Soundview Home Equity Loan Trust 2006-WF2 A2C
0.33%	12/25/36	[2]	12,000,000	10,517,731
Specialty Underwriting & Residential Finance 2005-AB1 A1C
0.53%	03/25/36	[2]	5,384,815	5,093,437
Structured Asset Mortgage Investments, Inc. 2005-AR7 1A1
2.64%	12/27/35	[2]	15,164,480	8,247,437
Structured Asset Mortgage Investments, Inc. 2006-AR8 A1A
0.39%	10/25/36	[2]	14,036,177	8,698,745
Structured Asset Securities Corp. 2002-5A 6A
6.16%	04/25/32	[2]	24,965	23,016
Structured Asset Securities Corp. 2003-26 3A5
2.55%	09/25/33	[2]	4,165,075	3,850,406
Structured Asset Securities Corp. 2005-S2 M2
0.86%	06/25/35	[2]	1,258,029	1,225,950
Terwin Mortgage Trust 2004-7HE A1
0.74%	07/25/34	[2,3]	142,962	126,945
Thornburg Mortgage Securities Trust 2007-3 4A3
0.40%	06/25/47	[2]	9,183,821	9,024,551
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
1.05%	04/25/47	[2]	14,596,379	8,517,111
Washington Mutual Mortgage Pass-Through Certificates 2002-AR18 A
2.61%	01/25/33	[2]	422,861	396,501
Washington Mutual Mortgage Pass-Through Certificates 2005-AR2 2A21
0.52%	01/25/45	[2]	1,264,075	1,022,383
Washington Mutual Mortgage Pass-Through Certificates 2006-AR7 3A1B
2.86%	07/25/46	[2]	9,801,401	3,940,914
Wells Fargo Home Equity Trust 2005-3 AII3
0.53%	11/25/35	[2]	7,304,901	7,141,177

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Home Equity Trust 2007-2 A1
0.28%	04/25/37	[2]	$494,191	$478,541

				414,941,632

U.S. Agency Mortgage-Backed — 24.44%
Fannie Mae (TBA)
3.50%	07/25/26		32,875,000	33,481,149
Fannie Mae 1997-76 FS
0.67%	09/17/27	[2]	53,887	53,255
Fannie Mae 2001-60 OF
1.14%	10/25/31	[2]	5,318,095	5,408,304
Fannie Mae 2006-B2 AB
5.50%	05/25/14		986,612	991,556
Fannie Mae 2007-64 FA
0.66%	07/25/37	[2]	5,461,488	5,435,106
Fannie Mae 2009-33 FB
1.01%	03/25/37	[2]	17,802,998	18,057,553
Fannie Mae 2010-26 S (IO)
6.04%	11/25/36	[2]	65,594,666	10,104,858
Fannie Mae 2010-43 DP
5.00%	05/25/40		11,530,987	12,478,595
Fannie Mae 2010-95 S (IO)
6.41%	09/25/40	[2]	33,774,781	6,599,930
Fannie Mae 2010-99 NI (IO)
6.00%	09/25/40		25,819,958	5,298,224
Fannie Mae G92-10 Z
7.75%	01/25/22		12,978	14,571
Fannie Mae Interest Strip 405 F10
0.89%	10/25/40	[2]	14,363,114	14,367,042
Fannie Mae Pool 555177
2.40%	01/01/33	[2]	61,394	63,990
Fannie Mae Pool 555284
7.50%	10/01/17		3,909	4,275
Fannie Mae Pool 567002
8.00%	05/01/23		113,540	132,523
Fannie Mae Pool 735861
6.50%	09/01/33		48,940	55,702
Fannie Mae Pool 745383
2.49%	12/01/35	[2]	2,443,607	2,567,764
Fannie Mae Pool 770900
2.32%	04/01/34	[2]	637,108	669,964
Fannie Mae Pool 805256
2.18%	01/01/35	[2]	804,593	833,464
Fannie Mae Pool 890141
5.50%	12/01/20		13,607,066	14,745,595
Fannie Mae Pool 942553
5.89%	08/01/37	[2]	9,647,001	10,493,103
Fannie Mae Pool 995182
5.50%	06/01/20		15,484,304	16,779,905

See accompanying notes to Schedule of Portfolio Investments.

16  /  N-Q Report June 2011

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 995793
5.50%	09/01/36		$11,036,942	$12,020,309
Fannie Mae Pool AD0538
6.00%	05/01/24		5,350,870	5,839,136
Freddie Mac 2174 PN
6.00%	07/15/29		2,679,333	2,908,576
Freddie Mac 2454 FQ
1.19%	06/15/31	[2]	44,166	44,707
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		187,084	3,611
Freddie Mac 2657 LX (IO)
6.00%	05/15/18		22,588	1,724
Freddie Mac 3294 CB
5.50%	03/15/37		11,214,404	12,087,461
Freddie Mac 3345 FP
0.39%	11/15/36	[2]	7,222,208	7,228,572
Freddie Mac 3345 PF
0.37%	05/15/36	[2]	7,274,593	7,273,169
Freddie Mac 3346 FA
0.42%	02/15/19	[2]	12,415,642	12,428,056
Freddie Mac 3626 MA
5.00%	02/15/30		8,636,391	9,169,563
Freddie Mac 3672 A
6.00%	05/15/40		6,115,976	6,662,649
Freddie Mac Gold (TBA)
3.50%	07/15/26		11,130,000	11,336,951
Freddie Mac Gold A45796
7.00%	01/01/33		32,222	37,267
Freddie Mac Gold C46104
6.50%	09/01/29		38,135	43,222
Freddie Mac Gold G13032
6.00%	09/01/22		7,926,369	8,650,269
Freddie Mac Gold G13475
6.00%	01/01/24		990,268	1,084,747
Freddie Mac Non Gold Pool 1B1928
2.92%	08/01/34	[2]	1,971,831	2,055,259
Freddie Mac Non Gold Pool 1G2627
6.01%	03/01/37	[2]	5,745,666	6,031,013
Freddie Mac Non Gold Pool 1J1393
6.20%	10/01/36	[2]	5,932,626	6,191,366
Freddie Mac Non Gold Pool 1J1509
6.36%	11/01/36	[2]	3,906,318	4,123,631
Freddie Mac Non Gold Pool 1L0113
3.25%	05/01/35	[2]	1,804,889	1,897,389
Freddie Mac Non Gold Pool 1N0371
6.16%	01/01/37	[2]	5,201,016	5,488,601
Freddie Mac Non Gold Pool 1Q0196
5.78%	02/01/37	[2]	3,977,178	4,220,046

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Non Gold Pool 786781
3.07%	08/01/29	[2]	$145,353	$152,900
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		334,250	17,544
Ginnie Mae 2009-106 XI (IO)
6.61%	05/20/37	[2]	36,542,868	6,066,683
Ginnie Mae I Pool 422972
6.50%	07/15/29		47,232	53,896
Ginnie Mae II Pool 1849
8.50%	08/20/24		1,509	1,809
Ginnie Mae II Pool 2020
8.50%	06/20/25		2,688	3,233
Ginnie Mae II Pool 2286
8.50%	09/20/26		3,203	3,863
Ginnie Mae II Pool 2487
8.50%	09/20/27		18,414	22,255
Ginnie Mae II Pool 80059
3.38%	04/20/27	[2]	51,200	53,397
Ginnie Mae II Pool 80589
2.50%	03/20/32	[2]	133,652	138,490
Ginnie Mae II Pool 80610
3.38%	06/20/32	[2]	35,893	37,433
Ginnie Mae II Pool 80968
2.63%	07/20/34	[2]	999,602	1,031,879
Ginnie Mae II Pool 81201
2.25%	01/20/35	[2]	26,602	27,523
Ginnie Mae II Pool 8599
3.00%	02/20/25	[2]	44,770	46,502
National Credit Union Administration Guaranteed Notes 2001-R2 1A
0.59%	02/06/20	[2]	13,189,154	13,201,003
National Credit Union Administration Guaranteed Notes 2010-R1 A1
0.64%	10/07/20	[2]	21,374,867	21,415,052
National Credit Union Administration Guaranteed Notes 2010-R2 1A
0.56%	11/06/17	[2]	26,905,968	26,914,309
National Credit Union Administration Guaranteed Notes 2010-R2 2A
0.66%	11/05/20	[2]	14,640,062	14,617,224
National Credit Union Administration Guaranteed Notes 2010-R3 1A
0.75%	12/08/20	[2]	10,086,918	10,144,413
National Credit Union Administration Guaranteed Notes 2010-R3 2A
0.75%	12/08/20	[2]	8,542,320	8,580,694
National Credit Union Administration Guaranteed Notes 2011-C1 2A
0.72%	03/09/21	[2]	30,649,663	30,687,977

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  17

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
National Credit Union Administration Guaranteed Notes 2011-R1 1A
0.64%	01/08/20	[2]	$13,784,765	$13,805,765
National Credit Union Administration Guaranteed Notes 2011-R3 1A
0.59%	03/11/20	[2]	8,855,845	8,870,374
National Credit Union Administration Guaranteed Notes 2011-R4 1A
0.57%	03/06/20	[2]	13,166,400	13,175,657
National Credit Union Administration Guaranteed Notes 2011-R5 1A
0.57%	04/06/20	[2]	10,559,697	10,567,534
National Credit Union Administration Guaranteed Notes 2011-R6 1A
0.57%	05/07/20	[2]	18,150,917	18,165,096

				483,266,227

Total Mortgage-Backed
(Cost $1,081,553,741)				1,024,862,890

MUNICIPAL BONDS —1.09%*
California — 0.46%
State of California, Recreational Facility Improvements, G.O., Taxable Variable Purpose 3
5.45%	04/01/15		1,715,000	1,871,888
State of California, Refunding Bonds, G.O., Taxable Variable Purpose
4.85%	10/01/14		4,900,000	5,239,864
State of California, School Improvements, G.O., Taxable Variable Purpose
5.50%	03/01/16		1,775,000	1,938,867

				9,050,619

Illinois — 0.63%
State of Illinois, Pension Funding G.O., Taxable
4.03%	03/01/14		525,000	542,693
4.07%	01/01/14		9,275,000	9,608,158
5.37%	03/01/17		2,250,000	2,327,895

				12,478,746

Total Municipal Bonds
(Cost $20,517,969)				21,529,365

U.S. AGENCY SECURITIES —8.49%
Fannie Mae
0.21%	08/23/12	[2]	18,620,000	18,642,466
0.22%	10/18/12	[2]	17,850,000	17,861,158
0.28%	12/03/12	[2]	3,655,000	3,660,508
Fannie Mae 1
2.00%	04/19/13		15,795,000	15,877,260

Issues	Maturity Date		Principal Amount	Value
U.S. AGENCY SECURITIES (continued)
Fannie Mae I
0.40%	02/01/13	[2]	$13,565,000	$13,592,401
Federal Farm Credit Bank
0.18%	08/08/12	[2]	18,080,000	18,085,153
0.18%	08/20/12	[2]	16,110,000	16,114,382
Freddie Mac
0.22%	11/07/11	[2]	8,880,000	8,883,348
0.22%	10/12/12	[2]	35,865,000	35,890,249
0.25%	01/24/13	[2]	19,375,000	19,384,031

Total U.S. Agency Securities
(Cost $167,809,200)				167,990,956

Total Bonds – 98.57%
(Cost $1,981,144,293)				1,949,441,258

SHORT-TERM INVESTMENTS —3.38%
Commercial Paper — 0.94%
National Rural Utilities Cooperative Finance Corp.
0.13%[7]	08/08/11		18,635,000	$18,632,443

Money Market Fund — 2.44%
Dreyfus Cash Advantage Fund
0.13%[8]			19,618,000	19,618,000
DWS Money Market Series-Institutional
0.06%[8]			4,271,000	4,271,000
Fidelity Institutional Money Market Funds -
Prime Money Market Portfolio
0.08%[8]			15,699,000	15,699,000
Goldman Sachs Financial Square Funds -
Prime Obligations Fund
0.03%[8,9]			8,617,000	8,617,000

				48,205,000

Total Short-Term Investments
(Cost $66,837,443)				66,837,443

Total Investments – 101.95%

(Cost $2,047,981,736)[1]				2,016,278,701

Liabilities in Excess of Other
Assets – (1.95)%				(38,634,298)

Net Assets – 100.00%				$1,977,644,403

See accompanying notes to Schedule of Portfolio Investments.

18  /  N-Q Report June 2011

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Expiration Date	Notional Amount (000’s)	Appreciation/ (Depreciation)	Value
SWAPS: INTEREST RATE
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 1.38% quarterly. Counterparty: CS First Boston
06/18/14	$48,465	$78,289	$78,289

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.66% quarterly. Counterparty: CS First Boston
06/18/17	20,305	(96,723)	(96,723)

	$68,770	$(18,434)	$(18,434)

Expiration Date	Premiums Paid	Notional Amount (000’s)[a]	Appreciation	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Citigroup, Inc.
09/20/16	$38,030	$1,170	$44,289	$82,319

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG
09/20/16	40,307	895	22,663	62,970

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc.
09/20/16	40,082	890	22,537	62,619

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston
09/20/16	22,233	9,950	429,264	451,497

	$140,652	$12,905	$518,753	$659,405

Expiration Date	Premiums (Received)	Notional Amount (000’s)[a]	Appreciation	Value[b]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.
01/25/38	$(3,349,273)	$5,715	$74,583	$(3,274,690)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.
01/25/38	(2,432,199)	3,908	193,095	(2,239,104)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.
01/25/38	(3,816,257)	5,862	457,601	(3,358,656)

	$(9,597,729)	$15,485	$725,279	$(8,872,450)

Expiration Date	Premiums (Received)	Notional Amount (000’s)[a]	Appreciation	Value[b]
SWAPTION: RATE FLOOR INFLATION

The Fund received a fixed payment equal to $115,920 and the Fund will pay to the counterparty a floating rate based on the Consumer Price Indexes-Urban at expiration of the swaption 11/23/20. Counterparty: Citigroup, Inc.
11/23/20	$(115,920)	$10,080	$82,656	$(33,264)

	$(115,920)	$10,080	$82,656	$(33,264)

[a]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[b]

The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity‘s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $2,048,140,005 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$68,962,467
Gross unrealized depreciation	(100,823,771)

Net unrealized depreciation	$(31,861,304)

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2011.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2011, was $187,363,847, representing 9.47% of total net assets.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Illiquid security as determined under procedures approved by the Fund‘s Board of Trustees. The aggregate value of illiquid securities is $5,796,606, which is 0.29% of total net assets.
[6]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
06/09/11	Caesars Entertainment Operating Co., Inc. Term Loan B2, 3.25%, 01/28/15	$5,407,732	$5,399,982	0.27%
06/27/07	Cengage Learning Acqui- sitions, Inc. Term Loan, 2.50%, 07/03/14	718,755	649,687	0.03%
01/05/09	Dex Media West LLC Term Loan, 7.00%, 10/24/14	488,191	577,023	0.03%
10/22/07	HCA, Inc. Term Loan, 3.50%, 05/01/18	5,990,339	5,997,344	0.31%
10/31/07	Texas Competitive Electric Holdings Co. LLC Non- Extended Term Loan, 3.69%, 10/10/14	465,072	390,245	0.02%

		$13,070,089	$13,014,281	0.66%

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  19

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

[7]	Represents annualized yield at date of purchase.
[8]	Represents the current yield as of June 30, 2011.
[9]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $8,617,000.
†

Fair valued security. The aggregate value of fair valued securities is $14,956,224, which is 0.76% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These classifications are unaudited.

(AGM): Assurance Guaranty Municipal Corp. (formerly known as FSA

(Financial Security Assurance, Inc.))

(G.O.): General Obligation

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(TBA): To be announced

See accompanying notes to Schedule of Portfolio Investments.

20  /  N-Q Report June 2011

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 101.92%
ASSET-BACKED SECURITIES —5.44%**
Aerco Ltd. 2A A3 (United Kingdom)
0.65%	07/15/25	[2,3,4]	$1,347,713	$1,084,909
Aircastle Aircraft Lease Backed Trust
2007-1A G1
0.45%	06/14/37	[3,4]	701,891	628,211
Babcock & Brown Air Funding I Ltd.
2007-1A G1 (Bermuda)
0.49%	11/14/33	[2,3,4]	851,496	738,540
Brazos Higher Education Authority, Inc.
2010-1 A2
1.46%	02/25/35	[3]	650,000	626,448
Brazos Higher Education Authority, Inc.
2011-2 A3
1.25%	10/27/36	[3]	225,000	210,949
CIT Education Loan Trust 2007-1 A
0.34%	03/25/42	[3,4]	674,975	616,956
Conseco Finance Securitizations Corp.
2001-4 A4
7.36%	09/01/3	[3]	793,003	856,524
Discover Card Master Trust 2009-A2 A
1.49%	02/17/15	[3]	325,000	328,287
Educational Funding of The South, Inc.
2011-1 A2
0.92%	04/25/35	[3]	500,000	474,611
GE Corporate Aircraft Financing LLC
2005-1A B
0.84%	08/26/19	3,4,†	675,000	614,253
GE Seaco Finance SRL 2004-1A A
(Barbados)
0.49%	04/17/19	[2,3,4]	311,667	302,058
GE Seaco Finance SRL 2005-1A A
(Barbados)
0.44%	11/17/20	[2,3,4]	507,917	474,889
Genesis Funding Ltd. 2006-1A G1 (Bermuda)
0.43%	12/19/32	[2,3,4]	767,182	677,038
Keycorp Student Loan Trust 2002-A 1A2
0.44%	08/27/31	[3]	601,076	553,888
Peach Finance Co. 2000 A
4.71%	04/15/48	[4]	710,939	746,486
South Carolina Student Loan Corp. 2005 A2
0.43%	12/01/20	[3]	400,000	382,003
SVO VOI Mortgage Corp. 2003-AA A
3.95%	02/20/19	[4]	31,530	31,944
TAL Advantage LLC 2010-2A A
4.30%	10/20/25	[4]	406,000	424,759
Terwin Mortgage Trust 2005-9HGS A1
4.00%	08/25/35	[3,4]	13,327	12,896
Textainer Marine Containers Ltd. 2005-1A A
(Bermuda)
0.44%	05/15/20	[2,3,4]	411,250	397,070

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Textainer Marine Containers Ltd. 2011-1A A
(Bermuda)
4.70%	06/15/26	2,4,†	$550,000	$548,290
Trip Rail Master Funding LLC
2011-1A A1A
4.37%	07/15/41	[4]	725,000	725,000
Triton Container Finance LLC 2006-1A
0.36%	11/26/21	[3,4]	609,375	575,560
Triton Container Finance LLC 2007-1A
0.33%	02/26/19	[3,4]	355,208	341,189

Total Asset-Backed Securities
(Cost $11,942,071)				12,372,758

CORPORATES — 27.97%*
Banking — 6.44%
Abbey National Treasury Services Plc
(United Kingdom)
2.88%	04/25/14	[2]	1,019,000	1,022,493
ANZ National International Ltd. (New
Zealand)
6.20%	07/19/13	[2,4]	600,000	654,184
BAC Capital Trust XV
1.05%	06/01/56	[3]	1,432,000	1,005,316
Bank of America N.A.
0.55%	06/15/17	[3]	600,000	534,362
6.10%	06/15/17		340,000	364,562
Barclays Bank Plc (United Kingdom)
5.20%	07/10/14	[2]	850,000	920,153
Capital One Financial Corp. (MTN)
5.70%	09/15/11		876,000	884,909
Credit Suisse/Guernsey 1 (Switzerland)
0.95%	05/29/49	[2,3]	770,000	636,213
Credit Suisse/New York (MTN) (Switzerland)
5.00%	05/15/13	[2]	700,000	747,524
Credit Suisse/New York (Switzerland)
5.50%	05/01/14	[2]	500,000	549,535
6.00%	02/15/18	[2]	575,000	621,311
Deutsche Bank AG/London G (MTN)
(Germany)
4.88%	05/20/13	[2]	760,000	807,749
Deutsche Bank Capital Funding Trust VII
5.63%	01/19/49	[3,4]	120,000	106,800
HBOS Plc G (MTN) (United Kingdom)
6.75%	05/21/18	[2,4]	915,000	881,723
JPMorgan Chase Bank N.A.
0.58%	06/13/16	[3]	600,000	561,699
6.00%	07/05/17		600,000	664,259
Nationsbank Capital Trust III
0.83%	01/15/27	[3]	616,000	500,980

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  21

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Royal Bank of Scotland Plc
(United Kingdom)
3.95%	09/21/15	[2]	$1,000,000	$1,005,039
Svenska Handelsbanken AB (Sweden)
4.88%	06/10/14	[2,4]	825,000	891,744
Union Bank N.A.
3.00%	06/06/16		1,000,000	1,002,468
Wachovia Corp. (MTN)
5.50%	05/01/13		239,000	257,121

				14,620,144

Communications — 0.67%
Cellco Partnership/Verizon Wireless
Capital LLC
5.55%	02/01/14		350,000	386,014
Telecom Italia Capital SA (Luxembourg)
6.20%	07/18/11	[2]	520,000	520,908
Verizon Communications, Inc.
1.95%	03/28/14		600,000	610,794

				1,517,716

Electric — 2.12%
Cedar Brakes II LLC
9.88%	09/01/13	[4]	807,669	852,999
KCP&L Greater Missouri Operations Co.
11.88%	07/01/12		1,060,000	1,168,136
PG&E Corp.
5.75%	04/01/14		910,000	1,005,131
Public Service Co. of New Mexico
7.95%	05/15/18		475,000	536,848
Southwestern Electric Power Co.
6.45%	01/15/19		534,000	614,780
Texas-New Mexico Power Co.
9.50%	04/01/19	[4]	500,000	643,451

				4,821,345

Energy — 1.66%
Sabine Pass LNG LP
7.25%	11/30/13		935,000	963,050
Southern Union Co.
7.20%	11/01/66	[3]	910,000	847,438
Tennessee Gas Pipeline Co.
8.00%	02/01/16		1,000,000	1,213,804
Valero Energy Corp.
9.38%	03/15/19		471,000	602,468
Williams Cos., Inc.
7.88%	09/01/21		112,000	139,074

				3,765,834

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance — 10.26%
Bear Stearns Cos. LLC
7.25%	02/01/18		$1,140,000	$1,355,550
Citigroup Funding, Inc. 2
0.60%	04/30/12	[3]	655,000	657,416
Citigroup, Inc.
0.81%	08/25/36	[3]	205,000	152,891
5.50%	04/11/13		451,000	479,018
5.50%	10/15/14		371,000	403,760
6.00%	08/15/17		250,000	274,124
6.38%	08/12/14		535,000	593,842
6.50%	08/19/13		408,000	443,946
Countrywide Financial Corp. (MTN)
5.80%	06/07/12		285,000	297,119
General Electric Capital Corp.
5.63%	05/01/18		730,000	799,209
General Electric Capital Corp. (MTN)
0.65%	05/05/26	[3]	500,000	437,062
1.16%	05/22/13	[3]	340,000	341,372
General Electric Capital Corp. A (MTN)
0.51%	09/15/14	[3]	1,394,000	1,370,079
General Electric Capital Corp. E (MTN)
0.39%	03/20/14	[3]	300,000	293,871
Goldman Sachs Group, Inc.
0.45%	02/06/12	[3]	210,000	209,997
0.99%	12/05/11	[3]	785,000	788,009
6.15%	04/01/18		1,100,000	1,198,838
7.50%	02/15/19		550,000	640,739
Goldman Sachs Group, Inc. (MTN)
6.00%	05/01/14		250,000	274,420
Goldman Sachs Group, Inc. B (MTN)
0.67%	07/22/15	[3]	100,000	95,010
International Lease Finance Corp.
6.50%	09/01/14	[4]	1,000,000	1,057,500
JPMorgan Chase Capital XIII M
1.20%	09/30/34	[3]	1,070,000	917,627
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[3]	510,000	573,750
8.95%	05/18/17	[3]	410,000	463,813
9.57%	06/06/17	[3]	319,000	367,648
Morgan Stanley
0.55%	02/10/12	[3]	2,140,000	2,145,297
0.60%	06/20/12	[3]	1,150,000	1,154,838
0.76%	10/15/15	[3]	187,000	177,188
Morgan Stanley (MTN)
0.73%	10/18/16	[3]	1,185,000	1,089,679
6.25%	08/28/17		800,000	869,409
National Credit Union Administration
Guaranteed Notes A1
0.21%	06/12/13	3,†	2,225,000	2,225,000

See accompanying notes to Schedule of Portfolio Investments.

22  /  N-Q Report June 2011

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Power Receivable Finance LLC
6.29%	01/01/12		$75,411	$75,530
Prudential Holdings LLC (AGM)
1.12%	12/18/17	[3,4]	500,000	475,151
US Education Loan Trust IV LLC
2006-1 A4
0.31%	03/01/41	4,†	700,000	616,002

				23,314,704

Health Care — 0.95%
HCA, Inc. (WI)
8.50%	04/15/19		430,000	475,150
UnitedHealth Group, Inc.
4.88%	02/15/13		760,000	803,974
WellPoint, Inc.
6.00%	02/15/14		800,000	890,318

				2,169,442

Insurance — 1.45%
Farmers Insurance Exchange
6.00%	08/01/14	[4]	1,000,000	1,085,732
Metropolitan Life Global Funding I
5.13%	06/10/14	[4]	800,000	874,646
Nationwide Mutual Insurance Co.
6.60%	04/15/34	[4]	440,000	409,577
Pricoa Global Funding I
5.45%	06/11/14	[4]	850,000	931,229

				3,301,184

Real Estate Investment Trust (REIT) — 2.95%
Duke Realty LP
6.25%	05/15/13		790,000	851,678
HCP, Inc.
7.07%	06/08/15		200,000	227,125
HCP, Inc. (MTN)
5.95%	09/15/11		820,000	828,012
6.30%	09/15/16		500,000	559,559
Health Care REIT, Inc.
4.70%	09/15/17		1,000,000	1,027,855
Shurgard Storage Centers LLC
5.88%	03/15/13		68,000	73,003
Simon Property Group LP
4.20%	02/01/15		400,000	426,533
UDR, Inc. (MTN)
5.00%	01/15/12		80,000	81,423
5.25%	01/15/15		1,000,000	1,071,965
WEA Finance LLC
7.13%	04/15/18	[4]	775,000	905,756

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
WEA Finance LLC/WT Finance
7.50%	06/02/14	[4]	$570,000	$651,433

				6,704,342

Transportation — 1.47%
Continental Airlines Pass-Through Trust
1997-4 A
6.90%	01/02/18		74,419	78,931
Continental Airlines Pass-Through Trust
1999-2 A-1
7.26%	03/15/20		388,924	418,093
Continental Airlines Pass-Through Trust
2007-1 A
5.98%	04/19/22		353,237	365,380
Delta Air Lines, Inc. 2001 A2
7.11%	09/18/11		1,202,000	1,215,462
JetBlue Airways Pass-Through Trust
2004-2 G1
0.64%	08/15/16	[3]	17,545	16,364
JetBlue Airways Pass-Through Trust
2004-2 G2
0.71%	11/15/16	[3]	661,000	621,340
Northwest Airlines, Inc. 2001 1 A1
7.04%	04/01/22		193,173	203,064
UAL Pass-Through Trust 2009-2 A
9.75%	01/15/17		369,141	418,975

				3,337,609

Total Corporates
(Cost $58,606,031)				63,552,320

BANK LOANS — 0.20%*
Health Care — 0.20%
HCA, Inc. Term Loan
3.50%	05/01/18	[3,5]	455,133	448,844

Total Bank Loans
(Cost $ 451,290)
MORTGAGE-BACKED — 57.97%**
Commercial Mortgage-Backed — 9.69%
Banc of America Commercial Mortgage, Inc.
2005-2 A5
4.86%	07/10/43	[3]	950,000	1,003,215
Banc of America Commercial Mortgage, Inc.
2006-3 A4
5.89%	07/10/44	[3]	1,010,000	1,111,877
Bear Stearns Commercial Mortgage
Securities 2007-PW17 A4
5.69%	06/11/50	[3]	1,020,000	1,109,334
Bear Stearns Commercial Mortgage
Securities, Inc. 2003-PWR2 A4
5.19%	05/11/39	[3]	40,000	42,524

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  23

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Bear Stearns Commercial Mortgage
Securities, Inc. 2005-T20 A4A
5.30%	10/12/42	[3]	$1,140,000	$1,237,579
Bear Stearns Commercial Mortgage
Securities, Inc. 2006-PW13 A4
5.54%	09/11/41		470,000	512,795
Citigroup Commercial Mortgage Trust
2007-C6 A4
5.89%	12/10/49	[3]	40,000	43,731
Credit Suisse Mortgage Capital Certificates
2006-C5 A3
5.31%	12/15/39		1,045,000	1,120,605
GE Business Loan Trust 2003-2A A
0.56%	11/15/31	[3,4]	772,267	711,328
GE Business Loan Trust 2004-1 A
0.48%	05/15/32	[3,4]	801,675	745,753
GE Business Loan Trust 2004-2A A
0.41%	12/15/32	[3,4]	537,876	487,471
GE Business Loan Trust 2005-1A A3
0.44%	06/15/33	[3,4]	750,000	673,708
GE Capital Commercial Mortgage Corp.
2002-1A A3
6.27%	12/10/35		879,054	897,679
GE Capital Commercial Mortgage Corp.
2002-2A A3
5.35%	08/11/36		955,000	984,589
Greenwich Capital Commercial Funding Corp.
2002-C1 A4
4.95%	01/11/35		1,030,000	1,064,575
Greenwich Capital Commercial Funding Corp.
2003-C1 A4
4.11%	07/05/35		1,012,164	1,046,018
Greenwich Capital Commercial Funding Corp.
2004-GG1 A7
5.32%	06/10/36	[3]	1,110,000	1,193,390
Greenwich Capital Commercial Funding Corp.
2006-GG7 A4
6.08%	07/10/38	[3]	1,605,000	1,783,953
Greenwich Capital Commercial Funding Corp.
2007-GG9 A4
5.44%	03/10/39		945,000	1,015,022
JPMorgan Chase Commercial Mortgage
Securities Corp. 2001-CIB3 A3
6.47%	11/15/35		466,693	469,935
Merrill Lynch/Countrywide Commercial
Mortgage Trust 2006-4 A3
5.17%	12/12/49	[3]	760,000	811,149
Morgan Stanley Capital I 2005-T19 A4A
4.89%	06/12/47		935,000	1,009,604
Morgan Stanley Capital I 2007-IQ16 A4
5.81%	12/12/49		780,000	857,094

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Nomura Asset Securities Corp.
1998-D6 A3
7.52%	03/15/30	[3]	$965,000	$1,048,756
Wachovia Bank Commercial Mortgage Trust
2005-C20 A7
5.12%	07/15/42	[3]	940,000	1,021,784

				22,003,468

Non-Agency Mortgage-Backed — 16.91%
Ameriquest Mortgage Securities, Inc.
2005-R3 A3D
0.51%	05/25/35	[3]	560,501	523,231
Ameriquest Mortgage Securities, Inc.
2005-R6 A2
0.39%	08/25/35	[3]	615,433	586,007
Banc of America Funding Corp. 2003-2 1A1
6.50%	06/25/32		10,294	10,722
Banc of America Funding Corp. 2006-D 1A2
0.47%	05/20/36	[3]	2,000,000	426,754
Bear Stearns Asset Backed Securities Trust
2002-1 1A5 (STEP)
6.89%	12/25/34		10,089	9,874
Chase Funding Mortgage Loan Asset-Backed Certificates 2004-2 1A4
5.32%	02/25/35		10,399	9,843
Chevy Chase Mortgage Funding Corp.
2004-1A A1
0.47%	01/25/353,4		344,986	257,836
Chevy Chase Mortgage Funding Corp.
2005-2A A1
0.37%	05/25/36	[3,4]	317,074	199,305
Citigroup Mortgage Loan Trust, Inc.
2004-HYB1 A41
3.04%	02/25/34	[3]	30,360	27,822
Citigroup Mortgage Loan Trust, Inc.
2007-WFH2 A3
0.37%	03/25/37	[3]	1,526,500	1,122,395
Conseco Finance 2001-D A5
6.69%	11/15/32	[3]	113,365	115,638
Conseco Finance 2002-A A5 (STEP)
7.55%	04/15/32		210,659	218,601
Conseco Finance 2002-C BF2
8.00%	06/15/32	[3,4]	292,388	221,985
Conseco Finance 2002-C MF2
6.98%	06/15/32	[3]	4,495	4,508
Conseco Finance Home Loan Trust
2000-E M1
8.13%	08/15/31	[3]	85,260	83,541
Conseco Financial Corp. 1996-7 M1
7.70%	10/15/27	[3]	1,060,000	1,125,526
Conseco Financial Corp. 1997-3 A7
7.64%	03/15/28	[3]	506,066	557,993

See accompanying notes to Schedule of Portfolio Investments.

24  /  N-Q Report June 2011

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Alternative Loan Trust
2005-27 2A1
1.63%	08/25/35	[3]	$383,571	$221,396
Countrywide Alternative Loan Trust
2005-27 3A2
1.38%	08/25/35	[3]	35,937	18,657
Countrywide Alternative Loan Trust
2005-72 A1
0.46%	01/25/36	[3]	764,726	479,486
Countrywide Alternative Loan Trust
2006-OA16 A2
0.38%	10/25/46	[3]	2,229,518	1,349,690
Countrywide Asset-Backed Certificates
2004-AB1 2A3
1.23%	02/25/35	[3]	417,684	408,626
Countrywide Home Loan Mortgage Pass-Through Trust 2004-14 4A1
5.02%	08/25/34	[3]	439,995	427,717
Credit-Based Asset Servicing and
Securitization LLC 2007-CB5 A1
0.25%	04/25/37	[3]	348,525	252,687
Deutsche ALT-A Securities, Inc.
2007-OA2 A1
1.07%	04/25/47	[3]	1,063,040	685,350
First Franklin Mortgage Loan Asset Backed
Certificates 2006-FF18 M1
0.42%	12/25/37	[3]	1,728,968	53,319
Green Tree 2008-MH1 A2
8.97%	04/25/38	[3,4]	900,000	1,004,984
Green Tree Home Improvement Loan Trust
1995-C B2
7.60%	07/15/20		17	17
Green Tree Home Improvement Loan Trust
1997-E HEB1
7.53%	01/15/29		363,509	358,814
Greenpoint Manufactured Housing 1999-5 A5
7.82%	12/15/29	[3]	875,000	956,085
GSAMP Trust 2006-HE6 A4
0.43%	08/25/36	[3]	2,200,000	801,086
GSR Mortgage Loan Trust 2004-9 5A7
2.28%	08/25/34	[3]	1,469,000	1,309,636
HSBC Home Equity Loan Trust 2006-4 A3V
0.34%	03/20/36	[3]	1,500,000	1,445,870
HSBC Home Equity Loan Trust 2007-2 M1
0.50%	07/20/36	[3]	1,110,000	757,260
IndyMac Index Mortgage Loan Trust
2004-AR6 6A1
5.04%	10/25/34	[3]	156,202	149,822
IndyMac Index Mortgage Loan Trust
2004-AR8 2A2A
0.59%	11/25/34	[3]	53,996	36,303

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust
2007-AR5 1A1
4.97%	05/25/37	[3]	$19,132	$9,851
IndyMac Manufactured Housing Contract
1997-1 A3
6.61%	02/25/28		469,858	461,845
IndyMac Manufactured Housing Contract
1997-1 A4
6.75%	02/25/28		155,662	153,734
JPMorgan Mortgage Acquisition Corp.
2006-FRE1 A3
0.38%	05/25/35	[3]	864,314	744,312
Lehman ABS Manufactured Housing Contract
Trust 2001-B A4
5.27%	09/15/18		529,697	550,810
Lehman ABS Manufactured Housing Contract
Trust 2001-B A5
5.87%	05/15/22		304,361	321,136
Lehman ABS Manufactured Housing Contract
Trust 2001-B A6
6.47%	08/15/28	[3]	959,182	1,031,577
Lehman XS Trust 2007-12N 1A3A
0.39%	07/25/47	[3]	4,500,000	1,677,386
Lehman XS Trust 2007-14H A12
0.69%	07/25/47	[3]	7,170,175	1,170,142
MASTR Adjustable Rate Mortgages Trust
2004-1 2A1
2.87%	01/25/34	[3]	1,864	1,633
MASTR Asset Securitization Trust
2002-8 1A1
5.50%	12/25/17		6,019	6,221
MASTR Seasoned Securities Trust
2004-1 4A1
2.93%	10/25/32	[3]	3,844	3,496
MASTR Seasoned Securities Trust
2004-2 A2
6.50%	08/25/32		100,128	104,313
MASTR Seasoned Securities Trust
2005-1 4A1
2.90%	10/25/32	[3]	7,652	7,190
Merrill Lynch First Franklin Mortgage Loan
Trust 2007-3 A2C
0.37%	06/25/37	[3]	811,700	354,031
Merrill Lynch First Franklin Mortgage Loan
Trust 2007-3 A2D
0.44%	06/25/37	[3]	1,500,000	629,569
Mid-State Trust 11 A1
4.86%	07/15/38		1,289,002	1,260,848
Mid-State Trust 2004-1 A
6.01%	08/15/37		651,700	667,790
Mid-State Trust 2004-1 B
8.90%	08/15/37		837,899	803,782

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  25

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Mid-State Trust 2004-1 M1
6.50%	08/15/37		$698,250	$700,332
Mid-State Trust 2005-1 M2
7.08%	01/15/40		1,025,082	994,572
Morgan Stanley ABS Capital I 2004-NC7 M2
0.81%	07/25/34	[3]	2,000,000	1,786,796
Morgan Stanley ABS Capital I 2005-HE3 M3
0.72%	07/25/35	[3]	1,400,000	1,100,096
Nationstar Home Equity Loan Trust
2006-B AV4
0.47%	09/25/36	[3]	2,450,000	1,489,054
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		25,482	25,579
Option One Mortgage Loan Trust 2007-6 2A4
0.44%	07/25/37	[3]	2,159,800	780,399
Residential Accredit Loans, Inc.
2003-QS17 NB1
5.25%	09/25/33		7,784	7,813
Residential Asset Mortgage Products, Inc.
2002-RS4 AI5 (STEP)
6.16%	08/25/32		2,220	1,260
Residential Asset Mortgage Products, Inc.
2003-RS1 AI5 (STEP)
5.69%	03/25/33		15,836	8,381
Residential Asset Mortgage Products, Inc.
2003-SL1 A41
8.00%	04/25/31		57,466	61,268
Residential Asset Securitization Trust
2004-IP2 2A1
2.73%	12/25/34	[3]	105,463	99,965
Residential Funding Mortgage Securities II,
Inc. 2003-HS2 AI4 (STEP)
3.87%	07/25/33		18,213	16,998
Resmae Mortgage Loan Trust 2006-1 A1B
0.46%	02/25/36	[3,4]	51,817	1,421
SG Mortgage Securities Trust
2006-FRE1 A1B
0.46%	02/25/36	[3]	81,468	43,733
Soundview Home Equity Loan Trust
2006-WF2 A2C
0.33%	12/25/36	[3]	1,680,000	1,472,482
Structured Asset Mortgage Investments, Inc.
2005-AR3 1A1
0.46%	08/25/35	[3]	1,173,935	744,389
Structured Asset Mortgage Investments, Inc.
2005-AR8 A2
1.76%	02/25/36	[3]	1,447,050	986,636
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30	[3]	3,657	1,583
UCFC Home Equity Loan 1998-D MF1
6.91%	04/15/30		118,429	121,662

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Washington Mutual Alternative Mortgage
Pass-Through Certificates 2007-0A2 2A
0.98%	01/25/47	[3]	$2,290,239	$1,027,935
Washington Mutual Alternative Mortgage
Pass-Through Certificates 2007-OA3 4A1
1.05%	04/25/47	[3]	787,060	459,256
Washington Mutual Mortgage Pass-Through
Certificates 2002-AR18 A
2.61%	01/25/33	[3]	23,313	21,859
Wells Fargo Home Equity Trust 2006-1 A3
0.34%	05/25/36	[3]	297,449	292,279

				38,423,800

U.S. Agency Mortgage-Backed — 31.37%
Fannie Mae (TBA)
4.00%	07/25/41		5,630,000	5,631,759
6.00%	07/25/41		2,655,000	2,917,181
Fannie Mae 1989-25 G
6.00%	06/25/19		3,176	3,476
Fannie Mae 1992-116 B
6.50%	06/25/22		517	569
Fannie Mae 1993-225 SG
26.60%	12/25/13	[3]	64,893	78,652
Fannie Mae 1993-80 S
10.61%	05/25/23	[3]	21,663	23,832
Fannie Mae 2001-52 YZ
6.50%	10/25/31		522,713	600,988
Fannie Mae 2003-27 SG (IO)
7.46%	04/25/17	[3]	3,654,300	191,937
Fannie Mae 2003-W6 5T (IO)
0.55%	09/25/42	[3]	37,870,531	726,114
Fannie Mae 2007-64 FA
0.66%	07/25/37	[3]	881,201	876,944
Fannie Mae 2008-50 SA (IO)
5.86%	11/25/36	[3]	8,122,497	1,262,723
Fannie Mae Pool 253974
7.00%	08/01/31		20,870	23,787
Fannie Mae Pool 254232
6.50%	03/01/22		33,077	37,488
Fannie Mae Pool 527247
7.00%	09/01/26		127	147
Fannie Mae Pool 545191
7.00%	09/01/31		10,714	12,211
Fannie Mae Pool 545646
7.00%	09/01/26		90	103
Fannie Mae Pool 549740
6.50%	10/01/27		36,703	41,671
Fannie Mae Pool 555177
2.40%	01/01/33	[3]	32,656	34,037

See accompanying notes to Schedule of Portfolio Investments.

26  /  N-Q Report June 2011

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 555284
7.50%	10/01/17		$1,857	$2,031
Fannie Mae Pool 606108
7.00%	03/01/31		1,768	2,041
Fannie Mae Pool 630599
7.00%	05/01/32		17,628	20,389
Fannie Mae Pool 655928
7.00%	08/01/32		11,408	13,213
Fannie Mae Pool 735207
7.00%	04/01/34		8,951	10,244
Fannie Mae Pool 735646
4.50%	07/01/20		20,676	22,124
Fannie Mae Pool 735686
6.50%	12/01/22		179,121	203,006
Fannie Mae Pool 735861
6.50%	09/01/33		283,707	322,913
Fannie Mae Pool 764388
5.02%	03/01/34	[3]	225,043	241,354
Fannie Mae Pool 770869
2.33%	04/01/34	[3]	405,937	424,963
Fannie Mae Pool 776708
5.00%	05/01/34		740,786	793,802
Fannie Mae Pool 817611
5.27%	11/01/35	[3]	127,548	136,829
Fannie Mae Pool 844773
5.16%	12/01/35	[3]	10,133	10,873
Fannie Mae Pool 889117
5.00%	10/01/35		2,432,372	2,597,127
Fannie Mae Pool 889125
5.00%	12/01/21		920,396	993,848
Fannie Mae Pool 889184
5.50%	09/01/36		960,146	1,045,693
Fannie Mae Pool 890221
5.50%	12/01/33		1,570,449	1,708,232
Fannie Mae Pool 895606
5.71%	06/01/36	[3]	314,193	340,408
Fannie Mae Pool 918445
5.81%	05/01/37	[3]	31,856	34,514
Fannie Mae Pool 939419
5.63%	05/01/37	[3]	484,689	522,805
Fannie Mae Pool AD0249
5.50%	04/01/37		2,873,413	3,125,510
Fannie Mae Pool AD0791
4.76%	02/01/20		996,362	1,069,890
Fannie Mae Pool AE0600
3.98%	11/01/20		1,051,420	1,079,762
Fannie Mae Pool AE0605
4.67%	07/01/20		1,002,809	1,070,958

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AH3428
3.50%	01/01/26		$3,237,281	$3,311,131
Fannie Mae Pool AI0209
4.50%	05/01/41		1,231,989	1,281,365
Freddie Mac 1602 SN
10.09%	10/15/23	[3]	14,590	14,171
Freddie Mac 1688 W
7.25%	03/15/14		3,390	3,583
Freddie Mac 2174 PN
6.00%	07/15/29		193,073	209,592
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		40,505	782
Freddie Mac 2929 PE
5.00%	05/15/33		55,000	59,336
Freddie Mac Gold (TBA)
3.50%	07/15/26		6,910,000	7,038,485
Freddie Mac Gold A25162
5.50%	05/01/34		968,963	1,052,688
Freddie Mac Gold A33262
5.50%	02/01/35		145,194	159,015
Freddie Mac Gold A68781
5.50%	10/01/37		35,432	38,671
Freddie Mac Gold C90504
6.50%	12/01/21		4,284	4,832
Freddie Mac Gold E01279
5.50%	01/01/18		5,981	6,484
Freddie Mac Gold E90474
6.00%	07/01/17		11,953	13,086
Freddie Mac Gold G01548
7.50%	07/01/32		812,997	967,053
Freddie Mac Gold G01601
4.00%	09/01/33		22,783	23,060
Freddie Mac Gold G01611
4.00%	09/01/33		8,517	8,621
Freddie Mac Gold G01644
5.50%	02/01/34		795,624	866,139
Freddie Mac Gold G01673
5.50%	04/01/34		67,973	74,444
Freddie Mac Gold G02366
6.50%	10/01/36		569,931	641,217
Freddie Mac Gold G03640
5.50%	12/01/37		870,912	950,005
Freddie Mac Gold G06242
4.50%	09/01/40		2,601,738	2,709,161
Freddie Mac Gold G06354
4.00%	04/01/41		1,273,589	1,274,517
Freddie Mac Gold G06499
4.00%	03/01/41		1,772,911	1,777,326

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  27

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold G11707
6.00%	03/01/20		$10,221	$11,190
Freddie Mac Gold G12393
5.50%	10/01/21		815,573	884,706
Freddie Mac Gold G12909
6.00%	11/01/22		784,569	857,203
Freddie Mac Gold G13032
6.00%	09/01/22		634,528	692,478
Freddie Mac Gold J06246
5.50%	10/01/21		465,114	504,536
Freddie Mac Gold Pool A94843
4.00%	11/01/40		2,497,644	2,505,424
Freddie Mac Non Gold Pool 1B3413
5.91%	05/01/37	[3]	615,815	661,544
Freddie Mac Non Gold Pool 1J0045
5.08%	01/01/36	[3]	14,833	15,834
Freddie Mac Pool J13884
3.50%	12/01/25		2,677,836	2,731,963
Freddie Mac R001 AE
4.38%	04/15/15		208,456	210,612
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		37,751	1,981
Ginnie Mae 2004-8 SE
13.93%	11/26/23	[3]	140,800	156,460
Ginnie Mae I (TBA)
4.00%	07/15/41		1,230,000	1,253,063
Ginnie Mae I Pool 782810
4.50%	11/15/39		2,687,437	2,845,008
Ginnie Mae II Pool 80968
2.63%	07/20/34	[3]	71,319	73,621
National Credit Union Administration
Guaranteed Notes 2001-R2 1A
0.59%	02/06/20	[3]	1,338,030	1,339,235
National Credit Union Administration
Guaranteed Notes 2010-C1 A2
2.90%	10/29/20		1,100,000	1,099,600
National Credit Union Administration
Guaranteed Notes 2010-R2 1A
0.56%	11/06/17	[3]	2,111,135	2,111,789
National Credit Union Administration
Guaranteed Notes 2010-R2 2A
0.66%	11/05/20	[3]	1,143,905	1,142,121
National Credit Union Administration
Guaranteed Notes 2011-C1 2A
0.72%	03/09/21	[3]	1,431,961	1,433,751

				71,273,031

Total Mortgage-Backed
(Cost $126,784,143)				131,700,299

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS — 1.13%*
California — 0.53%
State of California, Recreational Facility
Improvements, G.O., Taxable Variable
Purpose 3
5.95%	04/01/16		$225,000	$250,515
State of California, Refunding Bonds, G.O.,
Taxable Variable Purpose
6.20%	10/01/19		866,000	951,310

				1,201,825

Illinois — 0.60%
State of Illinois, Pension Funding G.O.,
Taxable
4.07%	01/01/14		800,000	828,736
5.67%	03/01/18		525,000	545,118

				1,373,854

Total Municipal Bonds
(Cost $ 2,429,789)				2,575,679

U.S. AGENCY SECURITIES — 4.85%
U.S. Agency Securities — 4.85%
Fannie Mae
0.36%	06/23/14	[3]	2,225,000	2,227,781
Federal Home Loan Bank
0.50%	12/20/12		4,395,000	4,394,125
Freddie Mac
0.22%	10/12/12	[3]	4,390,000	4,393,091

				11,014,997

Total U.S. Agency Securities
(Cost $ 11,007,968)
U.S. TREASURY SECURITIES — 4.36%
U.S. Treasury Notes — 4.36%
U.S. Treasury Notes
1.38%	06/30/16		4,235,000	4,181,410
1.75%	05/31/16		630,000	631,083
2.38%	05/31/18		3,690,000	3,670,397
2.63%	11/15/20		90,000	86,695
3.13%	05/15/21		1,340,000	1,336,336

Total U.S. Treasury Securities
(Cost $ 9,923,784)				9,905,921

Total Bonds – 101.92%
(Cost $ 221,145,076)				231,570,818

See accompanying notes to Schedule of Portfolio Investments.

28  /  N-Q Report June 2011

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
SHORT-TERM INVESTMENTS — 5.54%
Commercial Paper — 3.09%
BNP Paribas Finance, Inc.
0.23%[6]	07/18/11		$1,930,000	$1,929,832
Deutsche Bank Financial Corp.
0.20%[6]	08/24/11		1,100,000	1,099,651
National Rural Utilities Cooperative
Finance Corp.
0.13%[6]	07/15/11		2,025,000	2,024,897
UBS Finance Corp.
0.18%[6]	08/02/11		1,970,000	1,969,694

				7,024,074

Money Market Fund — 2.34%
Dreyfus Cash Advantage Fund
0.13%[7]			2,241,000	2,241,000
DWS Money Market Series-Institutional
0.06%[7]			792,000	792,000
Fidelity Institutional Money Market Funds -
Prime Money Market Portfolio
0.08%[7]			1,510,000	1,510,000
Goldman Sachs Financial Square Funds -
Prime Obligations Fund
0.03%[7,8]			758,000	758,000

				5,301,000

U.S. Treasury Bills — 0.11%
U.S. Treasury Bills
0.03%[6]	09/08/11	[9]	190,000	189,998
0.03%[6]	09/08/11	[9]	30,000	30,000
0.03%[6]	09/08/11	[9]	30,000	30,000

				249,998

Total Short-Term Investments
(Cost $ 12,575,035)				12,575,072

Total Investments – 107.46%
(Cost $ 233,720,111)[1]				244,145,890

Liabilities in Excess of Other
Assets – (7.46)%				(16,943,668)

Net Assets – 100.00%				$227,202,222

Issues	Contracts	Premiums (Received)	Value
CALL OPTIONS WRITTEN
U.S. Long Bond (CBT), Call
Strike $122, expires 08/26/11	(30)	$(29,935)	$(47,813)

Total Call Options Written		$(29,935)	$(47,813)

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
18	U.S. Treasury Ten Year Note,
	Expiration September 2011	$15,149

	Net unrealized appreciation	$15,149

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
2	Euro Dollar Ninety Day,
	Expiration September 2011	$(13,555)
2	Euro Dollar Ninety Day,
	Expiration December 2011	(14,730)
2	Euro Dollar Ninety Day,
	Expiration March 2012	(15,455)
2	Euro Dollar Ninety Day,
	Expiration June 2012	(15,830)

	Net unrealized depreciation	$(59,570)

Expiration Date	Notional Amount (000’s)	Appreciation/ (Depreciation)	Value
SWAPS: INTEREST RATE
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 1.38% quarterly.
Counterparty: CS First Boston
06/18/14	$ 5,560	$8,982	$ 8,982
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.66% quarterly. Counterparty: CS First Boston
06/18/17	2,330	(11,099)	(11,099)

	$7,890	$(2,117)	$(2,117)

Expiration Date	Premiums Paid	Notional Amount (000’s)[a]	Appreciation	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Citigroup, Inc.
09/20/16	$5,688	$175	$6,625	$12,313
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG
09/20/16	6,080	135	3,418	9,498
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc.
09/20/16	6,080	135	3,418	9,498
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: Citigroup, Inc.
09/20/16	283	125	5,389	5,672

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  29

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Expiration Date	Premiums Paid	Notional Amount (000’s)[a]	Appreciation	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston
09/20/16	$1,397	$625	$26,963	$28,360

	$19,528	$1,195	$45,813	$65,341

Expiration Date	Premiums Paid	Notional Amount (000’s)[a]	Appreciation/ (Depreciation)	Value[b]
SWAPS: CREDIT DEFAULT (PURCHASED) - TRADED INDICES
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.
10/12/52	$636,975	$1,120	$(514,492)	$122,483
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.
10/12/52	17,848	215	5,664	23,512
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.
10/12/52	23,279	250	4,061	27,340
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.
10/12/52	1,072,018	1,840	(870,796)	201,222

	$1,750,120	$3,425	$(1,375,563)	$374,557

Expiration Date	Premiums (Received)	Notional Amount (000’s)[a]	Appreciation	Value[b]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.
01/25/38	$(1,316,808)	$2,247	$29,323	$(1,287,485)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.
01/25/38	(90,390)	147	6,425	(83,965)

	$(1,407,198)	$2,394	$35,748	$(1,371,450)

Expiration Date	Premiums (Received)	Notional Amount (000’s)[a]	Appreciation	Value[b]
SWAPTION: RATE FLOOR INFLATION

The Fund received a fixed payment equal to $13,685 and the Fund will pay to the counterparty a floating rate based on the Consumer Price Indexes-Urban at expiration of the swaption 11/23/20. Counterparty: Citigroup, Inc.

11/23/20	$(13,685)	$1,190	$9,758	$(3,927)

	$(13,685)	$1,190	$9,758	$(3,927)

[a]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[b]

The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $233,910,522 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$14,576,168
Gross unrealized depreciation	(4,340,800)

Net unrealized appreciation	$10,235,368

2	U.S. dollar-denominated security issued by foreign-domiciled entity.
3	Floating rate security. The rate disclosed was in effect at June 30, 2011.
4	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2011, was $24,281,766, representing 10.69% of total net assets.
5	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
10/22/07	HCA, Inc. Term Loan, 3.50%, 05/01/18	$451,290	$448,844	0.20%

6	Represents annualized yield at date of purchase.
7	Represents the current yield as of June 30, 2011.
8	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $758,000.
9	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $249,993.
†	Fair valued security. The aggregate value of fair valued securities is $4,003,545, which is 1.76% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

See accompanying notes to Schedule of Portfolio Investments.

30  /  N-Q Report June 2011

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These classifications are unaudited.

(AGM): Assurance Guaranty Municipal Corp. (formerly known as FSA

(Financial Security Assurance, Inc.))

(G.O.): General Obligation

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(TBA): To be announced

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  31

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 104.04%
ASSET-BACKED SECURITIES — 5.14%**
Aerco Ltd. 2A A3 (United Kingdom)
0.65%	07/15/25	[2,3,4]	$80,361,346	$64,690,884
Aircastle Aircraft Lease Backed Trust 2007-1A G1
0.45%	06/14/37	[3,4]	38,417,357	34,384,562
Babcock & Brown Air Funding I Ltd. 2007-1A G1 (Bermuda)
0.49%	11/14/33	[2,3,4]	50,784,119	44,047,289
Brazos Higher Education Authority, Inc. 2005-1 1A4
0.46%	03/26/29		10,000,000	9,255,000
Brazos Higher Education Authority, Inc. 2011-2 A3
1.25%	10/27/36	[3]	24,400,000	22,876,210
Bryant Park CDO Ltd. 2005-1X Note
0.00%	01/15/19	†	3,075,000	2,306,257
CIT Education Loan Trust 2007-1 A
0.34%	03/25/42	[3,4]	25,254,994	23,084,148
Countrywide Asset-Backed Certificates 2005-13 AF4
5.68%	04/25/36	[3]	50,000	26,933
Countrywide Asset-Backed Certificates 2005-4 MV1
0.65%	10/25/35	[3]	364,734	354,301
Discover Card Master Trust 2009-A2 A
1.49%	02/17/15	[3]	7,275,000	7,348,579
Equity One ABS, Inc. 2002-4 M1
5.22%	02/25/33	[3]	17,496	14,159
First Franklin Mortgage Loan Asset Backed Certificates 2006-FF18 A2C
0.35%	12/25/37	[3]	64,848,000	27,074,585
First Franklin Mortgage Loan Asset Backed Certificates 2007-FF2 A2D
0.41%	03/25/37	[3]	61,258,600	24,980,491
GE Seaco Finance SRL 2004-1A A (Barbados)
0.49%	04/17/19	[2,3,4]	12,721,667	12,329,452
GE Seaco Finance SRL 2005-1A A (Barbados)
0.44%	11/17/20	[2,3,4]	36,479,459	34,107,368
Genesis Funding Ltd. 2006-1A G1 (Bermuda)
0.43%	12/19/32	[2,3,4]	41,413,425	36,547,348
Goal Capital Funding Trust 2005-2 B
0.79%	11/25/44	[3]	20,000,000	16,303,632
Green Tree Recreational Equipment & Consumer Trust 1996-D Certificates
7.24%	12/15/22		72,010	49,360
GSC Partners Gemini Fund Ltd. 1A A (Cayman Islands)
0.94%	10/10/14	[2,3,4]	2,084,503	2,046,982
Lease Investment Flight Trust 1 A1
0.58%	07/15/31	[3]	23,260,000	15,584,200

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Lease Investment Flight Trust 1 A2
0.62%	07/15/31	[3]	$59,645,000	$39,962,150
Merrill Lynch Mortgage Investors, Inc. 2006-WMC2 A2B (STEP)
5.61%	03/25/37		41,320,901	15,675,848
North Carolina State Education Authority 2011-1 A3
1.21%	10/25/41		27,000,000	25,182,630
Northstar Education Finance, Inc. 2007-1 A2, Student Loan Asset Backed Note
1.04%	01/29/46	[3]	33,775,000	32,717,707
PAMCO CLO 1998-1A B2 (Cayman Islands)
1.62%	12/31/11	2,3,4,5,†	892,246	17,845
Panhandle-Plains Higher Education Authority, Inc. 2011-1 A3
1.21%	10/01/37	[3]	16,665,000	15,854,756
Residential Asset Mortgage Products, Inc. 2003-RS9 AI6A
6.11%	10/25/33		41,310	41,620
South Carolina Student Loan Corp. 2006-1 A2
0.37%	12/01/22	[3]	29,000,000	26,740,900
TAL Advantage LLC 2006-1 NT
0.40%	04/20/21	[4]	14,113,334	13,347,221
TAL Advantage LLC 2010-2A A
4.30%	10/20/25	[4]	10,602,667	11,092,550
TAL Advantage LLC 2011-2A A
4.31%	05/20/26	[4]	11,652,083	11,466,947
TAL Advantage LLC 2011-A1 A
4.60%	01/20/26	[4]	14,375,000	14,823,740
Textainer Marine Containers Ltd. 2005-1A A (Bermuda)
0.44%	05/15/20	[2,3,4]	3,035,417	2,930,765
Textainer Marine Containers Ltd. 2011-1A A (Bermuda)
4.70%	06/15/26	2,4,†	24,435,000	24,359,022
Trinity Rail Leasing LP 2006-1A A1
5.90%	05/14/36	[4]	7,450,654	7,663,305
Triton Container Finance LLC 2006-1A
0.36%	11/26/21	[3,4]	28,142,834	26,581,141
Triton Container Finance LLC 2007-1A
0.33%	02/26/19	[3,4]	19,839,874	19,056,836
US Education Loan Trust LLC 2006-2A A1
0.43%	03/01/31	[3,4]	51,025,000	46,049,710
Washington Mutual Asset-Backed Certificates 2007-HE2 2A3
0.44%	04/25/37	[3]	15,000,000	5,838,600

Total Asset-Backed Securities
(Cost $703,882,524)				716,815,033

See accompanying notes to Schedule of Portfolio Investments.

32  /  N-Q Report June 2011

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES — 26.30%*
Banking — 6.47%
Abbey National Treasury Services Plc (YCD) (United Kingdom)
1.57%	04/25/13	[2,3]	$13,950,000	$14,035,768
Abbey National Treasury Services Plc (United Kingdom)
3.88%	11/10/14	[2,4]	23,210,000	23,654,355
Ally Financial, Inc.
2.45%	12/01/14	[3]	9,009,000	8,578,730
BAC Capital Trust XV
1.05%	06/01/56	[3]	14,500,000	10,179,522
Bank of America Corp.
5.63%	07/01/20		12,690,000	13,125,622
5.75%	12/01/17		1,145,000	1,219,084
5.88%	01/05/21		25,000,000	26,430,083
6.00%	09/01/17		300,000	323,230
6.50%	08/01/16		4,820,000	5,381,381
Bank of America Corp. (MTN)
5.00%	05/13/21		35,655,000	35,301,052
Bank of America N.A.
0.55%	06/15/17	[3]	14,740,000	13,127,503
6.10%	06/15/17		51,580,000	55,306,191
Bank One Corp. (STEP)
8.53%	03/01/19		1,700,000	2,055,349
BankAmerica Capital II
8.00%	12/15/26		800,000	818,000
BankAmerica Capital III
0.85%	01/15/27	[3]	7,947,000	6,447,274
BankAmerica Institutional Capital A
8.07%	12/31/26	[4]	350,000	358,750
Barclays Bank Plc (United Kingdom)
5.20%	07/10/14	[2]	12,079,000	13,075,916
Capital One Financial Corp.
7.38%	05/23/14		3,710,000	4,239,001
Capital One Financial Corp. (MTN)
5.70%	09/15/11		200,000	202,034
Chase Capital VI
0.90%	08/01/28	[3]	8,640,000	7,149,256
City National Corp.
5.13%	02/15/13		6,200,000	6,479,353
Commonwealth Bank of Australia (Australia)
0.98%	03/17/14	[2,3,4]	14,785,000	14,803,443
2.13%	03/17/14	[2,4]	28,275,000	28,593,531
Credit Suisse USA, Inc.
5.13%	08/15/15		15,000	16,502
Credit Suisse/Guernsey 1 (Switzerland)
0.95%	05/29/49	[2,3]	61,409,000	50,739,186
Credit Suisse/New York (MTN) (Switzerland)
5.00%	05/15/13	[2]	14,868,000	15,877,418

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Credit Suisse/New York (Switzerland)
5.30%	08/13/19	[2]	$630,000	$672,084
5.50%	05/01/14	[2]	11,790,000	12,958,024
6.00%	02/15/18	[2]	36,759,000	39,719,607
Deutsche Bank AG/London G (MTN) (Germany)
4.88%	05/20/13	[2]	14,320,000	15,219,697
Discover Bank
8.70%	11/18/19		15,510,000	18,739,539
First Chicago NBD Institutional Capital I
0.82%	02/01/27	[3]	5,355,000	4,646,552
Fleet Capital Trust II
7.92%	12/11/26		770,000	789,635
HBOS Capital Funding LP (United Kingdom)
6.07%	06/24/49	[2,3,4]	5,823,000	5,066,010
HBOS Plc G (MTN) (United Kingdom)
6.75%	05/21/18	[2,4]	29,473,000	28,401,126
HSBC Bank Plc (United Kingdom)
1.08%	01/17/14	[2,3,4]	29,100,000	29,121,892
3.10%	05/24/16	[2,4]	28,270,000	28,301,291
5.10%	04/05/21	[2]	23,395,000	24,191,113
JPMorgan Chase & Co.
3.15%	07/05/16		9,190,000	9,229,710
4.25%	10/15/20		9,525,000	9,389,636
4.63%	05/10/21		36,300,000	36,624,993
5.50%	10/15/40		400,000	401,408
6.30%	04/23/19		170,000	191,439
JPMorgan Chase & Co. C (MTN)
0.77%	07/23/13	[3]	2,500,000	2,464,000
JPMorgan Chase Bank N.A.
5.88%	06/13/16		5,040,000	5,584,930
6.00%	07/05/17		13,000	14,392
6.00%	10/01/17		37,477,000	41,701,820
Lloyds TSB Bank Plc (United Kingdom)
6.38%	01/21/21	[2]	36,445,000	38,077,638
M&T Capital Trust III
9.25%	02/01/27		10,200,000	10,545,321
National Australia Bank Ltd. (Australia)
5.35%	06/12/13	[2,4]	20,425,000	21,988,793
National Capital Trust II
5.49%	12/29/49	[3,4]	2,717,000	2,602,522
Nationsbank Capital Trust II
7.83%	12/15/26		5,625,000	5,730,469
Nationsbank Capital Trust III
0.83%	01/15/27	[3]	8,684,000	7,062,524
Nationsbank Capital Trust IV
8.25%	04/15/27		3,549,000	3,651,034

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  33

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Royal Bank of Scotland Plc 1 (United Kingdom)
2.68%	08/23/13	[2,3]	$10,830,000	$11,114,937
Royal Bank of Scotland Plc (United Kingdom)
3.25%	01/11/14	[2]	32,400,000	32,865,718
Royal Bank of Scotland Plc (United Kingdom)
3.95%	09/21/15	[2]	10,970,000	11,025,275
Svenska Handelsbanken AB (Sweden)
4.88%	06/10/14	[2,4]	23,240,000	25,120,162
Union Bank N.A.
3.00%	06/06/16		15,875,000	15,914,179
Wachovia Corp.
0.61%	10/28/15	[3]	13,165,000	12,637,061
Wachovia Corp. (MTN)
5.50%	05/01/13		35,000	37,654
Westpac Banking Corp. (Australia)
0.98%	03/31/14	[2,3,4]	32,750,000	32,790,925
4.88%	11/19/19	[2]	225,000	235,229

				902,345,873

Communications — 1.48%
CCH II Holdings LLC/CCH II Holdings Capital Corp.
13.50%	11/30/16		7,520,000	8,854,800
Cincinnati Bell, Inc.
8.25%	10/15/17		1,000,000	1,010,000
Comcast Cable Communications Holdings, Inc.
9.46%	11/15/22		250,000	348,455
CSC Holdings LLC
8.50%	04/15/14		26,784,000	29,797,200
8.50%	06/15/15		17,511,000	18,933,769
Frontier Communications Corp.
7.13%	03/15/19		1,825,000	1,879,750
Intelsat Jackson Holdings SA (Luxembourg)
9.50%	06/15/16	[2]	35,728,000	37,559,060
iPCS, Inc.
2.40%	05/01/13	[3]	6,255,000	6,145,537
Nextel Communications, Inc. C
5.95%	03/15/14		37,620,000	37,714,050
Nextel Communications, Inc. E
6.88%	10/31/13		22,401,000	22,653,011
Qwest Communications International, Inc.
8.00%	10/01/15		10,953,000	11,831,456
Qwest Communications International, Inc. B
7.50%	02/15/14		7,000,000	7,122,500
Telecom Italia Capital SA (Luxembourg)
7.72%	06/04/38	[2]	125,000	122,188

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Verizon Communications, Inc.
1.95%	03/28/14		$18,000,000	$18,323,823
Windstream Corp.
8.63%	08/01/16		4,295,000	4,499,013

				206,794,612

Consumer Discretionary — 0.00%
Altria Group, Inc.
10.20%	02/06/39		75,000	107,687

Electric — 2.71%
Calpine Construction Finance Co. LP
8.00%	06/01/16	[4]	74,577,000	80,916,045
Cedar Brakes I LLC
8.50%	02/15/14	[4]	3,779,798	4,025,881
Cedar Brakes II LLC
9.88%	09/01/13	[4]	4,848,397	5,120,510
Cleco Power LLC
6.65%	06/15/18		17,795,000	20,300,750
Coso Geothermal Power Holdings
7.00%	07/15/26	[4]	28,115,009	23,420,731
Dynegy Roseton/Danskammer Pass-Through Trust B
7.67%	11/08/16		54,205,000	48,242,450
Entergy Gulf States Louisiana LLC
6.00%	05/01/18		17,500,000	19,588,643
Entergy Louisiana, LLC
4.80%	05/01/21		500,000	512,451
FirstEnergy Corp. C
7.38%	11/15/31		120,000	137,016
FPL Energy National Wind Portfolio LLC
6.13%	03/25/19	[4]	306,648	299,185
FPL Energy Wind Funding LLC
6.88%	06/27/17	[4]	1,173,690	1,068,058
GenOn REMA LLC
9.68%	07/02/26		1,325,000	1,431,000
Kansas City Power & Light Co.
6.38%	03/01/18		4,290,000	4,897,756
KCP&L Greater Missouri Operations Co.
11.88%	07/01/12		27,754,000	30,585,324
Midwest Generation LLC B
8.56%	01/02/16		8,539,110	8,859,327
Mirant Mid Atlantic Pass-Through Trust A
8.63%	06/30/12		3,002,513	3,073,823
Mirant Mid Atlantic Pass-Through Trust B
9.13%	06/30/17		25,401,515	27,306,629
Mirant Mid Atlantic Pass-Through Trust C
10.06%	12/30/28		5,202,732	5,827,060
Nevada Power Co.
5.45%	05/15/41		600,000	599,709

See accompanying notes to Schedule of Portfolio Investments.

34  /  N-Q Report June 2011

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
NextEra Energy Capital Holdings, Inc.
4.50%	06/01/21		$500,000	$493,705
5.35%	06/15/13		955,000	1,025,976
NiSource Finance Corp.
6.12%	03/01/22		400,000	443,163
NRG Energy, Inc.
7.38%	01/15/17		14,993,000	15,742,650
7.63%	01/15/18	[4]	8,920,000	9,031,500
PNM Resources, Inc.
9.25%	05/15/15		4,280,000	4,793,600
Public Service Co. of New Hampshire
4.05%	06/01/21		1,250,000	1,243,595
6.00%	05/01/18		5,000,000	5,644,480
Public Service Co. of New Mexico
7.95%	05/15/18		18,136,000	20,497,416
PVNGS II Funding Corp., Inc.
8.00%	12/30/15		1,529,000	1,680,033
Reliant Energy Mid-Atlantic Power Holdings LLC B
9.24%	07/02/17		18,757,245	20,257,825
Southwestern Electric Power Co.
6.45%	01/15/19		291,000	335,020
Texas-New Mexico Power Co.
9.50%	04/01/19	[4]	530,000	682,058
Virginia Electric & Power Co.
5.10%	11/30/12		9,295,000	9,847,597

				377,930,966

Energy — 2.37%
Allis-Chalmers Energy, Inc.
8.50%	03/01/17		1,000,000	1,055,000
Arch Coal, Inc.
7.00%	06/15/19	[4]	23,114,000	23,345,140
El Paso Pipeline Partners Operating Co. LLC
4.10%	11/15/15		46,175,000	48,240,823
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%	11/01/15	[4]	2,175,000	2,251,125
OPTI Canada, Inc. (Canada)
7.88%	12/15/14	[2]	750,000	313,125
Panhandle Eastern Pipeline Co. LP
6.20%	11/01/17		2,250,000	2,572,148
8.13%	06/01/19		2,292,000	2,774,214
Petrobras International Finance Co. - Pifco (Cayman Islands)
6.88%	01/20/40	[2]	150,000	160,564
Sabine Pass LNG LP
7.25%	11/30/13		56,704,000	58,405,120
7.50%	11/30/16		32,128,000	32,931,200
7.50%	11/30/16	[4]	15,768,000	15,373,800

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Sonat, Inc.
7.63%	07/15/11		$1,600,000	$1,602,925
Southern Union Co.
7.20%	11/01/66	[3]	72,053,000	67,099,356
Tennessee Gas Pipeline Co.
8.00%	02/01/16		16,620,000	20,173,422
Tesoro Corp.
6.50%	06/01/17		1,175,000	1,204,375
TransCanada PipeLines Ltd. (Canada)
6.10%	06/01/40	[2]	100,000	106,576
Valero Energy Corp.
6.63%	06/15/37		5,880,000	6,152,030
7.50%	04/15/32		8,720,000	9,862,058
10.50%	03/15/39		3,575,000	5,070,322
Williams Cos., Inc.
7.88%	09/01/21		21,337,000	26,494,793
8.75%	03/15/32		4,185,000	5,399,875

				330,587,991

Finance — 8.21%
Alta Wind Holdings LLC
7.00%	06/30/35	[4]	17,405,926	18,525,005
Astoria Depositor Corp.
8.14%	05/01/21	[4]	14,575,000	13,992,000
BankBoston Capital Trust III
1.00%	06/15/27	[3]	16,705,000	13,178,407
Barnett Capital III
0.90%	02/01/27	[3]	3,260,000	2,640,437
Bear Stearns Cos. LLC
4.65%	07/02/18		4,330,000	4,445,260
7.25%	02/01/18		20,595,000	24,489,123
Cantor Fitzgerald LP
6.38%	06/26/15	[4]	16,275,000	16,736,243
Chase Capital II B
0.77%	02/01/27	[3]	6,700,000	5,534,681
CIT Group, Inc.
5.25%	04/01/14	[4]	7,392,000	7,387,380
6.63%	04/01/18	[4]	11,285,000	11,813,984
7.00%	05/01/14		15,165,886	15,421,811
7.00%	05/01/15	[4]	8,173,000	8,203,649
Citigroup Capital III
7.63%	12/01/36		7,438,000	7,308,073
Citigroup Funding, Inc. 2
0.60%	04/30/12	[3]	30,870,000	30,983,879
Citigroup, Inc.
0.55%	11/05/14	[3]	14,309,000	13,668,629
0.81%	08/25/36	[3]	24,399,000	18,197,018
3.95%	06/15/16		12,775,000	13,096,215
4.59%	12/15/15		4,650,000	4,894,892

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  35

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
5.30%	10/17/12		$50,000	$52,491
5.30%	01/07/16		20,019,000	21,488,267
5.38%	08/09/20		9,625,000	10,065,892
5.50%	08/27/12		100,000	104,848
5.85%	08/02/16		5,095,000	5,614,028
6.00%	08/15/17		19,063,000	20,902,484
6.13%	11/21/17		55,000	60,826
6.13%	05/15/18		2,850,000	3,142,937
6.38%	08/12/14		3,950,000	4,384,444
6.88%	03/05/38		6,881,000	7,682,189
8.13%	07/15/39		19,868,000	24,940,539
Countrywide Capital III B
8.05%	06/15/27		3,000,000	3,120,000
Countrywide Financial Corp. (MTN)
5.80%	06/07/12		1,830,000	1,907,817
Discover Financial Services
10.25%	07/15/19		4,515,000	5,843,945
General Electric Capital Corp.
1.88%	09/16/13		5,400,000	5,449,399
4.38%	09/16/20		30,655,000	30,396,477
5.63%	05/01/18		185,000	202,539
General Electric Capital Corp. (MTN)
0.39%	06/20/14	[3]	1,250,000	1,227,193
0.54%	08/07/18	[3]	22,453,000	21,105,820
0.65%	05/05/26	[3]	19,760,000	17,272,690
5.38%	10/20/16		3,700,000	4,080,962
General Electric Capital Corp. A (MTN)
6.75%	03/15/32		14,098,000	15,709,077
General Electric Capital Corp. E (MTN)
0.39%	03/20/14	[3]	30,100,000	29,485,087
General Electric Capital Corp. G (MTN)
6.88%	01/10/39		20,925,000	23,765,443
General Electric Capital, Corp.
4.63%	01/07/21		15,000,000	15,117,105
Goldman Sachs Group, Inc.
0.45%	02/06/12	[3]	1,305,000	1,304,983
0.70%	03/22/16	[3]	6,255,000	5,905,533
0.99%	12/05/11	[3]	30,365,000	30,481,383
1.27%	02/07/14	[3]	1,624,000	1,609,783
3.63%	02/07/16		41,935,000	42,380,777
5.75%	10/01/16		3,550,000	3,872,362
5.95%	01/18/18		100,000	107,934
6.00%	06/15/20		9,510,000	10,240,593
6.15%	04/01/18		31,176,000	33,977,257
6.25%	02/01/41		14,730,000	14,922,775
6.75%	10/01/37		500,000	490,050
7.50%	02/15/19		39,976,000	46,571,264
Goldman Sachs Group, Inc. B (MTN)
0.67%	07/22/15	[3]	2,035,000	1,933,456

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
International Lease Finance Corp.
6.50%	09/01/14	[4]	$27,605,000	$29,192,288
6.75%	09/01/16	[4]	36,450,000	39,001,500
7.13%	09/01/18	[4]	700,000	752,500
JPMorgan Chase Capital XIII M
1.20%	09/30/34	[3]	5,543,000	4,753,649
JPMorgan Chase Capital XXI U
1.22%	02/02/37	[3]	8,010,000	6,304,385
JPMorgan Chase Capital XXIII
1.26%	05/15/47	[3]	17,295,000	13,791,708
JPMorgan Chase Capital XXVII AA
7.00%	11/01/39		5,225,000	5,234,536
Macquarie Bank Ltd. (Australia)
6.62%	04/07/21	[2,4]	800,000	805,771
MBNA Capital A
8.28%	12/01/26		7,744,000	7,947,280
MBNA Capital B
1.07%	02/01/27	[3]	29,710,000	24,187,357
MBNA Corp.
6.13%	03/01/13		7,355,000	7,879,044
Merrill Lynch & Co., Inc. (MTN)
6.05%	08/15/12		125,000	131,625
8.68%	05/02/17	[3]	5,725,000	6,440,625
8.95%	05/18/17	[3]	5,800,000	6,561,250
9.57%	06/06/17	[3]	11,819,000	13,621,397
Morgan Stanley
0.60%	06/20/12	[3]	47,575,000	47,775,143
0.76%	10/15/15	[3]	1,615,000	1,530,256
3.80%	04/29/16		14,415,000	14,492,825
4.20%	11/20/14		8,585,000	8,922,622
5.50%	07/24/20		22,370,000	22,660,061
5.75%	01/25/21		6,700,000	6,791,629
6.00%	05/13/14		24,975,000	27,237,790
6.60%	04/01/12		715,000	746,670
7.30%	05/13/19		205,000	230,041
Morgan Stanley (MTN)
0.73%	10/18/16	[3]	15,310,000	14,078,464
5.62%	09/23/19		600,000	616,697
5.75%	10/18/16		6,800,000	7,270,508
5.95%	12/28/17		125,000	134,562
6.25%	08/28/17		8,000,000	8,694,085
6.63%	04/01/18		7,930,000	8,747,599
Morgan Stanley E (MTN)
5.45%	01/09/17		100,000	105,541
Morgan Stanley G (MTN)
0.59%	01/09/14	[3]	2,970,000	2,897,360
Pipeline Funding Co. LLC
7.50%	01/15/30	[4]	35,250,000	38,378,050

See accompanying notes to Schedule of Portfolio Investments.

36  /  N-Q Report June 2011

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Power Receivable Finance LLC
6.29%	01/01/12	[4]	$35,851	$35,980
6.29%	01/01/12		49,450	49,528
Prudential Financial, Inc. (MTN)
5.62%	05/12/41		450,000	421,659
Prudential Holdings LLC
8.70%	12/18/23	[4]	22,375,000	27,217,741
Raymond James Financial, Inc.
8.60%	08/15/19		9,233,000	11,292,402
Woodbourne Capital Trust I
2.73%	04/08/49	[3,4,5]	900,000	450,000
Woodbourne Capital Trust II
2.73%	04/08/49	[3,4,5]	925,000	462,500
Woodbourne Capital Trust III
2.73%	04/08/49	[3,4,5]	1,525,000	762,500
ZFS Finance USA Trust II
6.45%	12/15/65	[3,4]	6,475,000	6,636,875
ZFS Finance USA Trust IV
5.88%	05/09/32	[3,4]	21,972,000	22,136,790

				1,144,818,128

Food — 0.01%
JBS USA LLC/JBS USA Finance, Inc.
11.63%	05/01/14		500,000	577,500
Kraft Foods, Inc.
6.50%	02/09/40		100,000	111,458
Ralcorp Holdings, Inc.
4.95%	08/15/20		150,000	153,777
Sara Lee Corp.
4.10%	09/15/20		125,000	119,215

				961,950

Health Care — 0.50%
CHS/Community Health Systems, Inc.
8.88%	07/15/15		21,025,000	21,682,031
HCA, Inc. (WI)
7.88%	02/15/20		28,925,000	31,600,563
8.50%	04/15/19		13,035,000	14,403,675
Universal Health Services, Inc.
6.75%	11/15/11		1,280,000	1,307,585
WellPoint, Inc.
5.88%	06/15/17		125,000	143,097
Wellpoint, Inc.
6.38%	06/15/37		50,000	54,723

				69,191,674

Industrials — 0.14%
General Electric Co.
5.25%	12/06/17		17,163,000	19,039,705

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance — 1.10%
Farmers Exchange Capital
7.05%	07/15/28	[4]	$17,426,000	$17,993,861
7.20%	07/15/48	[4]	18,265,000	18,261,061
Farmers Insurance Exchange
8.63%	05/01/24	[4]	18,595,000	22,114,399
MetLife Capital Trust X
9.25%	04/08/38	[4]	11,500,000	14,087,500
MetLife, Inc.
2.38%	02/06/14		10,775,000	10,986,804
7.72%	02/15/19		5,487,000	6,651,462
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[3,4]	12,949,000	12,690,370
6.60%	04/15/34	[4]	19,518,000	18,168,468
Pricoa Global Funding I
0.37%	01/30/12	[3,4]	15,690,000	15,645,895
5.45%	06/11/14	[4]	15,130,000	16,575,883

				153,175,703

Materials — 0.00%
ArcelorMittal (Luxembourg)
5.25%	08/05/20	[2]	140,000	138,670
Lyondell Chemical Co.
11.00%	05/01/18		441,113	496,252
Southern Copper Corp.
6.38%	07/27/15		100,000	110,168

				745,090

Real Estate Investment Trust (REIT) — 2.27%
Boston Properties LP
6.25%	01/15/13		26,000	27,895
BRE Properties, Inc.
5.50%	03/15/17		100,000	109,199
Camden Property Trust
4.62%	06/15/21		600,000	592,112
Duke Realty LP
5.40%	08/15/14		1,400,000	1,511,475
6.25%	05/15/13		75,000	80,856
ERP Operating LP
5.75%	06/15/17		100,000	111,004
HCP, Inc.
5.38%	02/01/21		19,730,000	20,363,288
5.63%	05/01/17		218,000	235,356
5.65%	12/15/13		2,813,000	3,042,653
6.00%	01/30/17		16,320,000	17,992,131
6.45%	06/25/12		11,800,000	12,387,841
6.75%	02/01/41		150,000	157,480
7.07%	06/08/15		125,000	141,953
HCP, Inc. (MTN)
5.95%	09/15/11		165,000	166,612

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  37

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
6.30%	09/15/16		$21,204,000	$23,729,778
6.70%	01/30/18		19,690,000	22,246,898
Health Care REIT, Inc.
4.70%	09/15/17		31,473,000	32,349,680
4.95%	01/15/21		5,975,000	5,900,192
5.25%	01/15/22		26,805,000	26,802,364
6.13%	04/15/20		4,385,000	4,704,829
6.50%	03/15/41		14,165,000	13,925,121
Healthcare Realty Trust, Inc.
5.75%	01/15/21		21,375,000	21,913,292
6.50%	01/17/17		220,000	245,548
Highwoods Properties, Inc.
7.50%	04/15/18		6,810,000	7,912,042
Kimco Realty Corp. C (MTN)
5.19%	10/01/13		100,000	106,686
Post Apartment Homes LP
4.75%	10/15/17		21,885,000	22,219,753
PPF Funding, Inc.
5.50%	01/15/14	[4]	195,000	209,624
Shurgard Storage Centers LLC
5.88%	03/15/13		624,000	669,910
Simon Property Group LP
6.13%	05/30/18		1,290,000	1,448,600
UDR, Inc.
6.05%	06/01/13		3,608,000	3,839,309
UDR, Inc. (MTN)
4.25%	06/01/18		5,500,000	5,447,431
5.00%	01/15/12		2,845,000	2,895,613
5.25%	01/15/15		200,000	214,393
UDR, Inc. E (MTN)
5.13%	01/15/14		7,075,000	7,487,893
Ventas Realty LP/Ventas Capital Corp.
4.75%	06/01/21		10,925,000	10,656,872
WEA Finance LLC
7.13%	04/15/18	[4]	38,063,000	44,484,875
Weingarten Realty Investors (MTN)
4.99%	09/03/13		18,000	18,969

				316,349,527

Services — 0.01%
Mobile Mini, Inc.
6.88%	05/01/15		750,000	766,875

Transportation — 1.03%
Continental Airlines Pass-Through Trust
1997-4A
6.90%	01/02/18		2,951,240	3,130,159
Continental Airlines Pass-Through Trust
1999-2 A-1
7.26%	03/15/20		11,480,914	12,341,983

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines Pass-Through Trust
2007-1A
5.98%	04/19/22		$4,630,913	$4,790,100
Continental Airlines Pass-Through Trust
2007-1B
6.90%	04/19/22		2,432,620	2,438,702
Continental Airlines Pass-Through Trust
2009-2A
7.25%	11/10/19		5,211,745	5,609,141
Delta Air Lines 2010-2A Pass Through Trust
4.95%	05/23/19		492,839	493,455
Delta Air Lines, Inc.
9.50%	09/15/14	[4]	3,547,000	3,777,555
Delta Air Lines, Inc. 2001 A2
7.11%	09/18/11		7,918,000	8,006,682
Delta Air Lines, Inc. 2002 G1
6.72%	01/02/23		23,335,046	23,626,734
Delta Air Lines, Inc. 2002 G2
6.42%	07/02/12		9,370,000	9,651,100
Delta Air Lines, Inc. 2011-1 A
5.30%	04/15/19		15,625,000	15,664,063
Northwest Airlines, Inc. 2001 1 A1
7.04%	04/01/22		3,023,161	3,177,946
UAL Pass-Through Trust 2009-1
10.40%	11/01/16		15,455	17,522
UAL Pass-Through Trust 2009-2 A
9.75%	01/15/17		19,795,168	22,467,516
US Airways 2010-1 A Pass-Through Trust
6.25%	04/22/23		22,875,000	22,174,453
US Airways 2011-1 A Pass-Through Trust
7.13%	10/22/23		5,850,000	5,868,281

				143,235,392

Total Corporates
(Cost $3,448,723,445)				3,666,051,173

BANK LOANS — 0.68%*
Communications — 0.14%
Cengage Learning Acquisitions, Inc.
Term Loan
2.50%	07/03/14	[3,6]	1,925,000	1,732,500
Dex Media West LLC Term Loan
7.00%	10/24/14	[3,6]	1,650,274	1,384,855
Intelsat Jackson Holdings
Term Loan B
5.25%	04/02/18	[3,6]	16,000,000	16,073,328

				19,190,683

See accompanying notes to Schedule of Portfolio Investments.

38  /  N-Q Report June 2011

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Electric — 0.02%
Texas Competitive Electric
Holdings Co. LLC
4.17%	10/10/17	[3,6]	$3,270,833	$2,557,674

Finance — 0.08%
CIT Group, Inc. Term Loan
6.25%	08/11/15	[3,6]	9,000,000	9,070,713
Kelson Holdings LLC
6.75%	03/08/14	[3,6]	2,374,927	2,273,001

				11,343,714

Gaming — 0.27%
Caesars Entertainment Operating Co., Inc.
Term Loan B1
6.89%	01/28/15	[3,6]	2,000,000	1,801,868
Caesars Entertainment Operating Co., Inc.
Term Loan B2
3.25%	01/28/15	[3,6]	37,750,000	33,974,887
Caesars Entertainment Operating Co., Inc.
Term Loan B3
3.27%	01/28/15	[3]	1,976,169	1,779,162

				37,555,917

Health Care — 0.15%
HCA, Inc. Term Loan
3.50%	05/01/18	[3,6]	20,950,678	20,661,161

Transportation — 0.02%
Delta Air Lines, Inc.
5.50%	04/20/17	[3,6]	3,500,000	3,462,267

Total Bank Loans
(Cost $94,692,072)				94,771,416

MORTGAGE-BACKED — 59.84%**
Commercial Mortgage-Backed — 6.71%
Banc of America Commercial Mortgage, Inc.
2002-PB2 A4
6.19%	06/11/35		11,196,632	11,386,013
Banc of America Commercial Mortgage, Inc.
2005-2 A5
4.86%	07/10/43	[3]	15,000	15,840
Banc of America Re-REMIC Trust
2001-STRP A7
1.91%	02/17/42	[4]	11,976,438	11,954,366
Banc of America Re-REMIC Trust
2011-STRP A9
1.32%	07/17/39	[4]	8,300,000	8,223,094
Bayview Commercial Asset Trust
2006-3A A1
0.44%	10/25/36	[3,4]	6,885,978	5,133,084
Bayview Commercial Asset Trust
2006-4A A1
0.42%	12/25/36	[3,4]	317,945	237,015

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Bayview Commercial Asset Trust
2007-1 A1
0.41%	03/25/37	[3,4]	$3,650,340	$2,736,227
Bayview Commercial Asset Trust
2007-2A A1
0.46%	07/25/37	[3,4]	19,558,854	14,522,596
Bayview Commercial Asset Trust
2007-3 A1
0.43%	07/25/37	[3,4]	3,430,906	2,685,758
Bear Stearns Commercial Mortgage
Securities 2002-PBW1 A2
4.72%	11/11/35	[3]	25,050,000	25,751,733
Bear Stearns Commercial Mortgage
Securities, Inc. 2001-TOP4 A3
5.61%	11/15/33		3,971,609	3,968,771
Bear Stearns Commercial Mortgage
Securities, Inc. 2003-PWR2 A4
5.19%	05/11/39	[3]	39,926,000	42,445,694
Bear Stearns Commercial Mortgage
Securities, Inc. 2003-T12 A4
4.68%	08/13/39	[3]	6,225,000	6,572,007
Bear Stearns Commercial Mortgage
Securities, Inc. 2005-T20 A4A
5.30%	10/12/42	[3]	75,995,000	82,499,830
Bear Stearns Commercial Mortgage
Securities, Inc. 2006-PW13 A4
5.54%	09/11/41		3,165,000	3,453,185
Citigroup Commercial Mortgage Trust
2007-C6 A4
5.89%	12/10/49	[3]	21,468,000	23,470,629
Citigroup/Deutsche Bank Commercial
Mortgage Trust 2007-CD5 A4
5.89%	11/15/44	[3]	1,943,000	2,122,359
Commercial Mortgage Asset Trust
1999-C1 A4
6.98%	01/17/32	[3]	28,775,600	30,204,406
Countrywide Home Loan Mortgage
Pass-Through Trust 2004-HYB3 1A
2.62%	06/20/34	[3]	187,226	168,325
Credit Suisse First Boston Mortgage
Securities Corp. 2001-CKN5 A4
5.44%	09/15/34		17,839,126	17,824,860
Credit Suisse First Boston Mortgage
Securities Corp. 2002-CKS4 A2
5.18%	11/15/36		3,184,702	3,289,046
Credit Suisse First Boston Mortgage
Securities Corp. 2003-CK2 A4
4.80%	03/15/36		10,000,000	10,417,331
Credit Suisse First Boston Mortgage
Securities, Corp. 2002-CP3 A3
5.60%	07/15/35		17,225,000	17,770,085

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  39

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Credit Suisse Mortgage Capital Certificates
2006-C1 A3
5.71%	02/15/39	[3]	$247,670	$256,704
Credit Suisse Mortgage Capital Certificates
2006-C5 A3
5.31%	12/15/39		27,537,500	29,529,808
GE Business Loan Trust 2004-1 A
0.48%	05/15/32	[3,4]	31,720,860	29,508,117
GE Business Loan Trust 2005-1A A3
0.44%	06/15/33	[3,4]	17,925,000	16,101,615
GE Business Loan Trust 2005-2A A
0.43%	11/15/33	[3,4]	41,643,069	37,123,542
GE Capital Commercial Mortgage Corp.
2002-2A A3
5.35%	08/11/36		5,653,000	5,828,150
GE Capital Commercial Mortgage Corp.
2007-C1 A1
3.88%	12/10/49		7,280,787	7,277,103
GMAC Commercial Mortgage Securities, Inc.
1998-C2 X (IO)
1.09%	05/15/35	[3,5]	24,432,409	776,284
GMAC Commercial Mortgage Securities, Inc.
2002-C1 A2
6.28%	11/15/39		21,828,554	21,979,066
GMAC Commercial Mortgage Securities, Inc.
2002-C2 A3
5.71%	10/15/38		3,650,012	3,737,919
Greenwich Capital Commercial Funding Corp.
2002-C1 A4
4.95%	01/11/35		35,055,000	36,231,740
Greenwich Capital Commercial Funding Corp.
2004-GG1 A7
5.32%	06/10/36	[3]	70,183,999	75,456,635
Greenwich Capital Commercial Funding Corp.
2006-GG7 A4
6.08%	07/10/38	[3]	52,804,554	58,692,124
Greenwich Capital Commercial Funding Corp.
2007-GG9 A4
5.44%	03/10/39		74,935,000	80,487,451
JPMorgan Chase Commercial Mortgage
Securities Corp. 2001-CIB3 A3
6.47%	11/15/35		2,310,361	2,326,412
JPMorgan Chase Commercial Mortgage
Securities Corp. 2002-C2 A2
5.05%	12/12/34		2,340,000	2,434,474
JPMorgan Chase Commercial Mortgage
Securities Corp. 2003-ML1A A2
4.77%	03/12/39		8,705,000	9,091,614
JPMorgan Chase Commercial Mortgage
Securities Corp. 2006-LDP7 A4
6.07%	04/15/45	[3]	33,110,000	36,788,451

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. 2007-CB18 A4
5.44%	06/12/47		$3,065,000	$3,280,111
Merrill Lynch/Countrywide Commercial
Mortgage Trust 2006-4 A3
5.17%	12/12/49	[3]	32,840,000	35,050,188
Merrill Lynch/Countrywide Commercial
Mortgage Trust 2006-4 ASB
5.13%	12/12/49	[3]	25,000,000	26,550,505
Morgan Stanley Capital I 2005-T19 A4A
4.89%	06/12/47		10,000	10,798
Morgan Stanley Capital I 2006-HQ9 A4
5.73%	07/12/44	[3]	405,000	447,059
Morgan Stanley Capital I 2006-T21 A4
5.16%	10/12/52	[3]	31,350,000	34,076,657
Morgan Stanley Capital I 2006-T23 A4
5.99%	08/12/41	[3]	12,695,000	14,126,957
Morgan Stanley Capital I 2007-IQ16 A4
5.81%	12/12/49		30,457,500	33,467,868
Prudential Commercial Mortgage Trust
2003-PWR1 A1
3.67%	02/11/36		4,301,437	4,304,908
Salomon Brothers Mortgage Securities VII,
Inc. 2002-KEY2 A3
4.87%	03/18/36		415,000	426,140
TIAA Seasoned Commercial Mortgage Trust
2007-C4 A3
5.98%	08/15/39	[3]	3,115,000	3,408,508

				935,629,162

Non-Agency Mortgage-Backed — 17.03%
Aames Mortgage Trust 2002-1 A3 (STEP)
6.90%	06/25/32		69,156	62,714
Accredited Mortgage Loan Trust 2007-1 A4
0.41%	02/25/37	[3]	46,125,000	24,570,096
Adjustable Rate Mortgage Trust 2007-1 5A1
0.34%	03/25/37	[3]	14,109,792	6,480,942
American Home Mortgage Assets 2007-1 A1
0.98%	02/25/47	[3]	94,487,830	43,768,039
American Home Mortgage Assets 2007-4 A2
0.38%	08/25/37	[3]	30,071,498	21,585,336
American Home Mortgage Investment Trust
2006-1 2A3
2.15%	12/25/35	[3]	303,541	209,840
Ameriquest Mortgage Securities. Inc.,
2005-R11 A2C
0.42%	01/25/36	[3]	8,074,683	8,014,830
Amresco Residential Securities Mortgage
Loan Trust 1998-1 A5 (STEP)
7.57%	10/25/27		161,184	168,315

See accompanying notes to Schedule of Portfolio Investments.

40  /  N-Q Report June 2011

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Argent Securities, Inc. 2005-W4 A2C
0.49%	02/25/36	[3]	$8,579,354	$8,538,551
Argent Securities, Inc. 2005-W5 A2D
0.51%	01/25/36	[3]	26,678,000	11,423,039
Asset Backed Funding Certificates
2006-HE1 A2C
0.35%	01/25/37	[3]	6,155,000	2,248,772
Asset Backed Funding Certificates
2007-WMC1 A2B
1.19%	06/25/37	[3]	42,477,000	21,247,552
Banc of America Funding Corp. 2003-2 1A1
6.50%	06/25/32		93,502	97,395
Banc of America Funding Corp. 2005-B 3A1B
0.50%	04/20/35	[3]	13,955,475	11,187,162
Banc of America Funding Corp. 2007-8 2A1
7.00%	10/25/37		24,300,188	17,924,754
Banc of America Mortgage Securities, Inc.
2005-E 2A6
2.87%	06/25/35	[3]	100,000	93,951
Banco de Credito Y Securitizacion SA
2001-1 AF (Argentina)
8.00%	07/31/11	[2,4,5]	304,400	24,352
Bayview Financial Acquisition Trust
2005-B 1A3 (STEP)
4.89%	04/28/39		1,444,834	1,419,924
Bayview Financial Acquisition Trust
2005-D AF3
5.50%	12/28/35	[3]	1,190,000	1,149,714
BCAP LLC Trust 2011-RR5 1A3
5.85%	03/26/37	[4]	2,392,654	2,213,205
BCAP LLC Trust 2007-AA2 2A5
6.00%	04/25/37		986,827	698,893
BCAP LLC Trust 2011-RR3 5A3
5.09%	11/27/37	[4]	17,593,978	16,005,103
BCAP LLC Trust 2011-RR3 1A5
5.55%	05/27/37	[4]	28,377,081	27,277,469
BCAP LLC Trust 2010-RR11 3A2
2.83%	06/27/36	[3,4]	12,843,239	11,883,775
BCAP LLC Trust 2011-RR4 1A3
3.04%	03/26/36	[4]	26,869,159	24,518,107
BCAP LLC Trust 2011-RR5 2A3
5.06%	06/26/37	[4]	13,840,093	12,888,587
Bear Stearns Adjustable Rate Mortgage Trust
2003-4 3A1
5.02%	07/25/33	[3]	152,255	152,131
Bear Stearns Alt-A Trust 2005-4 21A1
2.74%	05/25/35	[3]	28,326,120	18,546,337
Bear Stearns Alt-A Trust 2006-3 1A1
0.38%	05/25/36	[3]	4,862,584	2,265,519

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns Alt-A Trust 2006-3 23A1
2.95%	05/25/36	[3]	$5,279,593	$2,965,057
Bear Stearns Asset Backed Securities Trust
2002-1 1A5 (STEP)
6.89%	12/25/34		63,056	61,714
Bear Stearns Asset Backed Securities Trust
2005-TC2 A3
0.56%	08/25/35	[3]	18,153,000	15,768,865
Bear Stearns Asset Backed Securities Trust
2006-HE10 1A2
0.39%	12/25/36	[3]	23,770,000	13,974,383
BHN I Mortgage Fund 1997-2 A1 (Argentina)
1.47%	05/31/17	[2,3,4,5,7,8],†	13,760	1,032
BHN I Mortgage Fund 1997-2 A2 (Argentina)
7.54%	05/31/17	[2,4,5,7,8],†	2,500	187
BHN I Mortgage Fund 2000-1 AF (Argentina)
8.00%	01/31/20	2,4,5,†	6,000	450
BlackRock Capital Finance LP 1997-R2 AP
1.26%	12/25/35	3,4,5,†	3,645	2,078
Bombardier Capital Mortgage Securitization
Corp. 2001-A A
6.81%	12/15/30	[3]	40,467,896	42,285,888
Carrington Mortgage Loan Trust
2006-NC2 A4
0.43%	06/25/36	[3]	11,445,000	4,166,667
Centex Home Equity 2006-A AV3
0.35%	06/25/36	[3]	12,527,779	10,984,319
Centex Home Equity 2006-A AV4
0.44%	06/25/36	[3]	125,000	74,709
Chase Mortgage Finance Corp. 2005-A1 2A3
2.94%	12/25/35	[3]	1,710,000	1,429,439
Chase Mortgage Finance Corp. 2007-A2 2A3
3.06%	07/25/37	[3]	15,217,547	14,121,860
Chaseflex Trust 2005-2 4A2
5.50%	05/25/20		17,731,463	17,450,254
Chaseflex Trust 2007-M1 1A2
0.42%	08/25/37	[3]	20,506,684	10,971,219
Chevy Chase Mortgage Funding Corp.
2004-1A A1
0.47%	01/25/35	[3,4]	2,338,953	1,748,089
Citicorp Mortgage Securities, Inc.
2005-1 1A12
5.00%	02/25/35		703,000	646,922
Citicorp Residential Mortgage Securities, Inc.
2007-1 A5 (STEP)
6.05%	03/25/37		650,000	482,044
Citigroup Mortgage Loan Trust, Inc.
2004-RR2 A2
4.71%	05/25/34	[3,4]	19,924,440	19,772,287

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  41

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc.
2006-AMC1 A2B
0.16%	09/25/36	[3]	$417,140	$193,230
Citigroup Mortgage Loan Trust, Inc.
2006-NC1 A2D
0.44%	08/25/36	[3]	33,850,000	12,490,768
Citigroup Mortgage Loan Trust, Inc.
2007-AMC4 A2B
0.33%	05/25/37	[3]	21,600,000	13,063,715
Citigroup Mortgage Loan Trust, Inc.
2007-WFH1 A4
0.39%	01/25/37	[3]	28,000	12,920
Citigroup Mortgage Loan Trust, Inc.
2007-WFH2 A3
0.37%	03/25/37	[3]	35,903,000	26,398,521
Collateralized Mortgage Obligation Trust 57 D
9.90%	02/01/19		4,259	4,921
Conseco Finance 2001-C A5 (STEP)
7.29%	08/15/33		3,311,122	3,351,377
Conseco Finance 2001-D A5
6.69%	11/15/32	[3]	119,095	121,483
Conseco Finance 2002-C BF2
8.00%	06/15/32	[3,4]	501,237	380,546
Conseco Financial Corp. 1996-7 M1
7.70%	10/15/27	[3]	19,007,000	20,181,954
Conseco Financial Corp. 1998-2 A5
6.24%	12/01/28	[3]	197,483	204,595
Countrywide Alternative Loan Trust
2004-J6 2A1
6.50%	11/25/31		39,489	39,917
Countrywide Alternative Loan Trust
2005-27 1A2
1.68%	08/25/35	[3]	16,645	11,602
Countrywide Alternative Loan Trust
2005-27 2A1
1.63%	08/25/35	[3]	9,082,322	5,242,290
Countrywide Alternative Loan Trust
2005-43 4A1
5.47%	10/25/35	[3]	361,971	287,838
Countrywide Alternative Loan Trust
2005-59 1A1
0.53%	11/20/35	[3]	222,576	140,432
Countrywide Alternative Loan Trust
2005-61 2A1
0.47%	12/25/35	[3]	314,670	210,298
Countrywide Alternative Loan Trust
2006-20CB A7
5.31%	07/25/36	[3,5]	22,848,069	2,887,562
Countrywide Alternative Loan Trust
2006-46 A4
6.00%	02/25/47		6,445,211	5,630,148

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Alternative Loan Trust
2006-OA10 1A1
1.12%	08/25/46	[3]	$5,870,799	$3,349,584
Countrywide Alternative Loan Trust
2006-OA14 3A1
1.13%	11/25/46	[3]	874,578	417,794
Countrywide Alternative Loan Trust
2006-OA17 1A1A
0.38%	12/20/46	[3]	39,628,787	21,129,693
Countrywide Alternative Loan Trust
2006-OA18 A1
0.31%	12/25/46	[3]	38,650,073	23,105,400
Countrywide Alternative Loan Trust
2006-OA22 A1
0.35%	02/25/47	[3]	1,159,230	718,580
Countrywide Alternative Loan Trust
2006-OA8 1A1
0.38%	07/25/46	[3]	27,915,247	15,487,041
Countrywide Alternative Loan Trust
2006-OC5 2A2A
0.36%	06/25/36	[3]	4,165,920	2,230,734
Countrywide Alternative Loan Trust
2007-22 2A16
6.50%	09/25/37		50,268,540	38,352,010
Countrywide Alternative Loan Trust
2007-5CB 1A14
5.16%	04/25/37	[3,5]	43,950,261	5,836,252
Countrywide Alternative Loan Trust
2007-J1 2A1
0.39%	03/25/37	[3]	1,690,275	774,043
Countrywide Alternative Loan
Trust 2005-36 2A1A
0.50%	08/25/35	[3]	298,029	151,519
Countrywide Asset-Backed Certificates
2005-12 2A5
5.25%	02/25/36	[3]	12,657,319	12,200,618
Countrywide Asset-Backed Certificates
2005-2 M2
0.63%	08/25/35	[3]	14,000,000	13,363,941
Countrywide Asset-Backed Certificates
2006-18 2A2
0.35%	03/25/37	[3]	32,372,908	21,450,046
Countrywide Asset-Backed Certificates
2007-10 2A2
0.31%	06/25/47	[3]	28,501,000	25,267,889
Countrywide Asset-Backed Certificates
2007-13 2A2
0.99%	10/25/47	[3]	16,188,604	11,117,451
Countrywide Asset-Backed Certificates
2007-3 2A1
0.29%	05/25/47	[3]	9,106,219	8,797,937

See accompanying notes to Schedule of Portfolio Investments.

42  /  N-Q Report June 2011

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Asset-Backed Certificates
2007-4 A1A
0.31%	09/25/37	[3]	$7,080,790	$6,910,727
Countrywide Asset-Backed Certificates
2007-5 2A2
0.36%	09/25/47	[3]	127,000	101,537
Countrywide Asset-Backed Certificates
2007-9 2A1
0.25%	06/25/47	[3]	36,904	36,375
Countrywide Home Loan Mortgage
Pass-Through Trust 2001-HYB1 1A1
2.22%	06/19/31	[3]	52,145	51,275
Countrywide Home Loan Mortgage
Pass-Through Trust 2003-J8 1A4
5.25%	09/25/23		782,363	807,228
Countrywide Home Loan Mortgage
Pass-Through Trust 2004-14 4A1
5.02%	08/25/34	[3]	7,306,640	7,102,752
Countrywide Home Loan Mortgage
Pass-Through Trust 2005-1 2A1
0.48%	03/25/35	[3]	310,532	191,403
Countrywide Home Loan Mortgage
Pass-Through Trust 2005-HYB5 4A1
4.92%	09/20/35	[3]	9,576,332	7,416,429
Countrywide Home Loan Mortgage
Pass-Through Trust 2007-HY3 2A1
5.25%	06/25/47	[3]	37,224,541	26,303,717
Credit Suisse First Boston Mortgage
Securities Corp. 2001-MH29 A (STEP)
5.60%	09/25/31		88,544	90,413
Credit Suisse First Boston Mortgage
Securities Corp. 2003-AR20 2A4
2.62%	08/25/33	[3]	62,345	55,101
Credit Suisse Mortgage Capital Certificates
2006-6 2A1
0.79%	07/25/36	[3]	221,756	98,175
Credit Suisse Mortgage Capital Certificates
2007-2 3A4
5.50%	03/25/37		9,200,000	7,975,954
Credit-Based Asset Servicing and
Securitization LLC 2003-CB4 M1
0.88%	03/25/33	[3]	9,953,772	9,061,265
Credit-Based Asset Servicing and
Securitization LLC 2006-CB6 A23
0.34%	07/25/36	[3]	24,381,651	15,401,453
Credit-Based Asset Servicing and
Securitization LLC 2006-CB8 A2B
0.30%	10/25/36	[3]	11,240,000	9,293,131
Credit-Based Asset Servicing and
Securitization LLC 2006-CB9 A3
0.34%	11/25/36	[3]	10,300,000	3,881,223

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Deutsche ALT-A Securities, Inc.
2005-3 4A5
5.25%	06/25/35		$53,928	$49,987
Deutsche ALT-A Securities, Inc.
2007-AR3 2A4
0.54%	06/25/37	[3]	19,285,000	5,150,215
Downey Savings & Loan Association
Mortgage Loan Trust 2007-AR1 2A1A
0.33%	04/19/48	[3]	3,919,941	2,518,454
Equity One ABS, Inc. 1998-1 A2 (STEP)
7.48%	11/25/29		71,396	66,381
First Franklin Mortgage Loan Asset Backed
Certificates 2005-FFH2 M1
0.67%	04/25/35	[3,4]	4,529,074	4,299,624
First Franklin Mortgage Loan Asset Backed
Certificates 2007-FF1 A2C
0.33%	01/25/38	[3]	118,700,000	52,348,029
First Horizon Alternative Mortgage Securities
2004-AA3 A1
2.33%	09/25/34	[3]	112,472	93,175
First Horizon Alternative Mortgage Securities
2004-AA4 A1
2.36%	10/25/34	[3]	2,953,543	2,642,292
First Horizon Alternative Mortgage Securities
2007-FA3 A6 (IO)
5.21%	06/25/37	[3]	8,449,558	1,131,976
First Horizon Asset Securities, Inc.
2004-AR5 2A1
2.87%	10/25/34	[3]	17,259	16,799
First Horizon Asset Securities, Inc.
2005-AR6 2A1B
2.73%	01/25/36	[3]	26,990,000	18,843,206
Fremont Home Loan Trust 2005-C M1
0.67%	07/25/35	[3]	12,900,000	11,470,667
Fremont Home Loan Trust 2006-3 2A4
0.43%	02/25/37	[3]	12,106,000	5,143,388
Fremont Home Loan Trust 2006-C 2A2
0.34%	10/25/36	[3]	48,261,690	20,020,083
Fremont Home Loan Trust 2006-E 2A4
0.41%	01/25/37	[3]	9,500,000	3,478,439
GMAC Mortgage Corp Loan Trust
2004-AR1 22A
2.96%	06/25/34	[3]	18,392	15,777
GMAC Mortgage Corp. Loan Trust
2000-HE2 A1
0.63%	06/25/30	[3]	216,237	128,366
Green Tree 2008-MH1 A2
8.97%	04/25/38	[3,4]	35,000,000	39,082,701
GSAA Trust 2006-16 A1
0.25%	10/25/36	[3]	10,713,192	5,047,295
GSAA Trust 2006-19 A1
0.28%	12/25/36	[3]	8,755,649	3,679,693

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  43

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GSAA Trust 2007-4 A1
0.29%	03/25/37	[3]	$6,135,558	$2,750,024
GSAMP Trust 2006-FM1 A2C
0.35%	04/25/36	[3]	27,762,501	17,415,431
GSAMP Trust 2007-NC1 A2B
0.29%	12/25/46	[3]	68,707,000	25,601,080
GSAMP Trust 2007-NC1 A2C
0.34%	12/25/46	[3]	10,000,000	3,099,418
GSR Mortgage Loan Trust 2007-AR2 2A1
2.88%	05/25/47	[3]	9,490,749	7,034,730
Harborview Mortgage Loan Trust
2004-1 2A
2.73%	04/19/34	[3]	35,712	34,629
Harborview Mortgage Loan Trust
2005-4 2A
2.85%	07/19/35	[3]	1,204,039	788,217
Harborview Mortgage Loan Trust
2006-3 2A1A
5.77%	06/19/36	[3]	264,948	149,659
Harborview Mortgage Loan Trust
2007-7 2A1A
1.19%	11/25/47	[3]	2,021,021	1,399,018
Home Equity Asset Trust 2007-1 2A1
0.25%	05/25/37	[3]	37,747	36,899
HSBC Home Equity Loan Trust 2006-1 A1
0.35%	01/20/36	[3]	23,073,048	20,912,984
HSBC Home Equity Loan Trust 2007-3 A4
1.69%	11/20/36	[3]	9,985,000	8,446,576
HSBC Home Equity Loan Trust 2007-3 APT
1.39%	11/20/36	[3]	37,956,185	33,902,578
IndyMac Index Mortgage Loan Trust
2004-AR4 1A
2.70%	08/25/34	[3]	609,241	455,445
IndyMac Index Mortgage Loan Trust
2004-AR5 2A1B
0.99%	08/25/34	[3]	53,318	35,774
IndyMac Index Mortgage Loan Trust
2004-AR6 6A1
5.04%	10/25/34	[3]	473,743	454,394
IndyMac Index Mortgage Loan Trust
2004-AR7 A2
1.05%	09/25/34	[3]	171,351	113,579
IndyMac Index Mortgage Loan Trust
2004-AR8 2A2A
0.59%	11/25/34	[3]	97,896	65,817
IndyMac Index Mortgage Loan Trust
2005-AR18 2A1A
0.50%	10/25/36	[3]	379,019	232,668
IndyMac Index Mortgage Loan Trust
2006-AR19 1A2
4.04%	08/25/36	[3]	30,367,655	14,203,545

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust
2006-AR41 A3
0.37%	02/25/37	[3]	$23,009,805	$10,616,483
IndyMac Index Mortgage Loan Trust
2006-AR7 1A1
3.09%	05/25/36	[3]	10,121,736	5,408,825
IndyMac Index Mortgage Loan Trust
2006-AR8 A3A
0.42%	07/25/46	[3]	23,842,326	14,129,978
IndyMac Index Mortgage Loan Trust
2007-AR5 1A1
4.97%	05/25/37	[3]	175,379	90,298
IndyMac Index Mortgage Loan Trust
2007-AR5 3A1
4.99%	05/25/37	[3]	11,898,541	6,449,991
IndyMac Manufactured Housing Contract
1997-1 A3
6.61%	02/25/28		482,494	474,266
IndyMac Residential Asset Backed Trust
2007-A 2A4A
0.51%	04/25/47	[3]	10,646,000	4,201,939
JPMorgan Alternative Loan Trust
2006-A2 2A1
2.77%	05/25/36	[3]	2,027,050	1,148,386
JPMorgan Alternative Loan Trust
2006-A2 5A1
5.84%	05/25/36	[3]	27,080,949	17,155,510
JPMorgan Alternative Loan Trust
2006-A6 2A5
6.05%	11/25/36	[3]	610,000	396,542
JPMorgan Alternative Loan Trust
2007-A2 12A2
0.29%	06/25/37	[3]	4,606,817	4,249,365
JPMorgan Mortgage Acquisition Corp.
2006-CH2 AV4
0.33%	10/25/36	[3]	16,000,000	7,962,776
JPMorgan Mortgage Acquisition Corp.
2006-FRE1 A3
0.38%	05/25/35	[3]	10,570,014	9,102,458
JPMorgan Mortgage Acquisition Corp.
2007-CH1 AF6 (STEP)
5.50%	10/25/36		634,037	565,226
JPMorgan Mortgage Acquisition Corp.
2007-CH3 A4
0.40%	03/25/37	[3]	1,310,000	557,190
JPMorgan Mortgage Acquisition Corp.
2007-CH5 A3
0.30%	05/25/37	[3]	300,000	221,338
JPMorgan Mortgage Acquisition Corp.
2007-HE1 AF2 (STEP)
5.76%	03/25/47		2,480,000	1,367,538
JPMorgan Mortgage Trust 2005-S2 4A3
5.50%	09/25/20		23,160,352	22,791,051

See accompanying notes to Schedule of Portfolio Investments.

44  /  N-Q Report June 2011

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust 2003-A2 2A3
4.68%	11/25/33	[3]	$995,000	$1,004,837
JPMorgan Mortgage Trust 2005-A5 3A2
5.37%	08/25/35	[3]	111,505	110,392
JPMorgan Mortgage Trust 2005-A5 TA1
5.43%	08/25/35	[3]	1,492,902	1,456,770
JPMorgan Mortgage Trust 2006-A2 2A2
5.66%	04/25/36	[3]	2,325,000	1,880,252
JPMorgan Mortgage Trust 2006-A2 2A4
5.66%	04/25/36	[3]	17,325,000	13,784,628
JPMorgan Mortgage Trust 2006-A3 2A1
2.86%	05/25/36	[3]	4,784,410	3,388,042
JPMorgan Mortgage Trust 2006-A3 3A3
5.68%	05/25/36	[3]	3,683,693	2,968,160
JPMorgan Mortgage Trust 2006-A3 3A4
5.68%	05/25/36	[3]	21,641,694	18,880,727
JPMorgan Mortgage Trust 2007-A1 5A2
2.97%	07/25/35	[3]	11,622,005	10,939,101
Lehman ABS Manufactured Housing Contract
Trust 2001-B A6
6.47%	08/15/28	[3]	16,587,386	17,839,342
Lehman XS Trust 2006-13 1A2
0.36%	09/25/36	[3]	75,173,029	45,863,471
Lehman XS Trust 2006-19 A2
0.36%	12/25/36	[3]	54,446,076	31,350,976
Lehman XS Trust 2006-9 A1B
0.35%	05/25/46	[3]	43,881,843	25,294,912
Lehman XS Trust 2006-GP1 A4A
0.52%	05/25/46	[3]	31,131,781	8,660,659
Lehman XS Trust 2007-15N 2A1
0.44%	08/25/37	[3]	54,248,586	36,051,603
Lehman XS Trust 2007-16N 2A2
1.04%	09/25/47	[3]	432,639	289,515
MASTR Adjustable Rate Mortgages Trust
2003-6 4A2
5.17%	01/25/34	[3]	274,104	264,224
MASTR Adjustable Rate Mortgages Trust
2004-13 3A7
2.84%	11/21/34	[3]	60,000	57,569
MASTR Adjustable Rate Mortgages Trust
2004-13 3A7A
2.84%	11/21/34	[3]	440,000	412,099
MASTR Adjustable Rate Mortgages Trust
2004-5 3A1
2.75%	06/25/34	[3]	2,145	1,717
MASTR Adjustable Rate Mortgages Trust
2007-3 22A5
0.53%	05/25/47	[3]	735,000	106,467

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Asset Backed Securities Trust
2007-HE1 A3
0.40%	05/25/37	[3]	$441,000	$183,745
MASTR Asset Backed Securities Trust
2007-HE1 A4
0.47%	05/25/37	[3]	19,985,500	7,679,548
MASTR Asset Securitization Trust
2002-8 1A1
5.50%	12/25/17		48,616	50,247
MASTR Seasoned Securities Trust
2004-1 4A1
2.93%	10/25/32	[3]	66,760	60,727
MASTR Seasoned Securities Trust
2004-2 A2
6.50%	08/25/32		3,001,517	3,126,971
Merrill Lynch First Franklin Mortgage Loan
Trust 2007-1 A2C
0.44%	04/25/37	[3]	51,972,000	21,620,404
Merrill Lynch First Franklin Mortgage Loan
Trust 2007-2 A2C
0.43%	05/25/37	[3]	43,849,000	18,573,884
Merrill Lynch First Franklin Mortgage Loan
Trust 2007-3 A2C
0.37%	06/25/37	[3]	18,116,200	7,901,556
Merrill Lynch Mortgage Investors, Inc.
2005-A10 A
0.40%	02/25/36	[3]	40,034	27,741
Mid-State Trust 11 A1
4.86%	07/15/38		465,538	455,370
Mid-State Trust 2004-1 A
6.01%	08/15/37		702,905	720,259
Mid-State Trust 2005-1 A
5.75%	01/15/40		30,731,648	32,267,515
Mid-State Trust 2006-1 A
5.79%	10/15/40	[4]	20,857,880	21,811,640
Mid-State Trust 6 A1
7.34%	07/01/35		66,444	69,458
Morgan Stanley ABS Capital I 2005-HE3 M1
0.68%	07/25/35	[3]	1,969,904	1,947,973
Morgan Stanley ABS Capital I 2006-HE5 A2C
0.33%	08/25/36	[3]	9,015,000	4,650,663
Morgan Stanley ABS Capital I 2006-HE5 A2D
0.44%	08/25/36	[3]	48,700,000	20,982,488
Morgan Stanley ABS Capital I 2006-NC5 A2D
0.42%	10/25/36	[3]	18,500,000	6,201,061
Morgan Stanley ABS Capital I 2007-HE2 A2B
0.28%	01/25/37	[3]	110,000	53,529
Morgan Stanley Home Equity Loan Trust
2006-3 A4
0.45%	04/25/36	[3]	10,000,000	4,228,875

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  45

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Mortgage Loan Trust
2006-7 5A2
5.96%	06/25/36	[3]	$288,318	$157,160
Morgan Stanley Mortgage Loan Trust
2007-10XS A18
6.00%	07/25/47	[3]	19,072,747	14,643,628
Morgan Stanley Mortgage Loan Trust
2007-2AX 2A1
0.28%	12/25/36	[3]	10,286,552	4,037,688
Morgan Stanley Mortgage Loan Trust
2007-7AX 2A1
0.31%	04/25/37	[3]	10,028,250	4,243,690
Nationstar Home Equity Loan Trust
2007-C 2AV4
0.44%	06/25/37	[3]	7,760,000	3,289,937
New Century Home Equity Loan Trust
2005-2 A2C
0.49%	06/25/35	[3]	6,257,656	6,090,780
Nomura Asset Acceptance Corp.
2006-AR4 A1A
0.36%	12/25/36	[3]	850,814	379,127
Novastar Home Equity Loan 2005-1 M4
0.87%	06/25/35	[3]	20,000,000	14,549,110
Oakwood Mortgage Investors, Inc. 1998-A A4
6.20%	05/15/28		8,956	9,043
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		38,224	38,368
Option One Mortgage Loan Trust 2007-1 2A3
0.33%	01/25/37	[3]	39,728,000	14,690,596
Option One Mortgage Loan Trust 2007-1 2A4
0.41%	01/25/37	[3]	6,000,000	2,101,460
Option One Mortgage Loan Trust 2007-6 2A4
0.44%	07/25/37	[3]	100,000	36,133
Popular ABS Mortgage Pass-Through Trust
2005-3 AF6 (STEP)
4.76%	07/25/35		4,171,580	4,131,738
Popular ABS Mortgage Pass-Through Trust
2007-A A3
0.50%	06/25/47	[3]	22,639,500	11,285,961
Residential Accredit Loans, Inc.
2003-QS3 A4
5.50%	02/25/18		121,668	124,358
Residential Accredit Loans, Inc.
2007-QO4 A1
0.39%	05/25/47	[3]	23,609,551	14,123,410
Residential Asset Mortgage Products, Inc.
2003-RS10 AI6 (STEP)
5.86%	11/25/33		488,468	407,479
Residential Asset Mortgage Products, Inc.
2003-RS11 AI6A (STEP)
5.98%	12/25/33		340,598	321,522

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products, Inc.
2004-RS12 MII2
0.99%	12/25/34	[3]	$2,402,028	$2,180,749
Residential Asset Mortgage Products, Inc.
2004-SL1 A8
6.50%	11/25/31		140,378	142,670
Residential Asset Mortgage Products, Inc.
2004-SL3 A2
6.50%	12/25/31		137,990	138,245
Residential Asset Securities Corp.
2005-EMX2 M3
0.71%	07/25/35	[3]	6,839,000	3,449,125
Residential Asset Securitization Trust
2004-IP2 2A1
2.73%	12/25/34	[3]	47,122	44,665
Residential Asset Securitization Trust
2006-A7CB 1A3
6.25%	07/25/36		3,256,723	2,068,511
Residential Funding Mortgage Securities I
2006-SA3 4A1
6.01%	09/25/36	[3]	2,196,215	1,767,999
Residential Funding Mortgage Securities II,
Inc. 1999-HI6 AI7 (STEP)
8.60%	09/25/29		320,402	302,930
Residential Funding Mortgage Securities II,
Inc. 2000-HI1 AI7 (STEP)
8.79%	02/25/25		239,519	240,119
Resmae Mortgage Loan Trust 2006-1 A1B
0.46%	02/25/36	[3,4]	1,949,769	53,476
Saxon Asset Securities Trust 2005-2 M1
0.61%	10/25/35	[3]	32,400,000	28,390,160
Saxon Asset Securities Trust 2007-1 A2C
0.34%	01/25/47	[3]	8,135,000	4,279,698
Securitized Asset Backed Receivables LLC
Trust 2005-FR3 M1
0.66%	04/25/35	[3]	3,499,713	3,236,144
Securitized Asset Backed Receivables LLC
Trust 2007-BR2 A2
0.42%	02/25/37	[3]	48,632,245	20,102,343
Securitized Asset Backed Receivables LLC
Trust 2007-BR3 A2B
0.41%	04/25/37	[3]	27,850,000	10,139,823
Securitized Asset Backed Receivables LLC
Trust 2007-NC1 A2B
0.34%	12/25/36	[3]	38,713,882	13,991,371
Securitized Asset Backed Receivables LLC
Trust 2007-NC2 A2B
0.33%	01/25/37	[3]	160,000	63,229
SG Mortgage Securities Trust
2006-FRE1 A1B
0.46%	02/25/36	[3]	2,833,941	1,521,296

See accompanying notes to Schedule of Portfolio Investments.

46  /  N-Q Report June 2011

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
SG Mortgage Securities Trust
2006-FRE1 A2B
0.37%	02/25/36	[3]	$12,842,479	$5,847,612
SG Mortgage Securities Trust
2006-OPT2 A3C
0.34%	10/25/36	[3]	12,348,460	4,311,234
SG Mortgage Securities Trust
2007-NC1 A2
0.43%	12/25/36	[3,4]	16,268,011	8,158,432
Soundview Home Equity Loan Trust
2006-WF2 A2C
0.33%	12/25/36	[3]	23,720,000	20,790,049
Soundview Home Equity Loan Trust
2007-NS1 A4
0.49%	01/25/37	[3]	12,405,000	5,788,857
Soundview Home Equity Loan Trust
2007-OPT1 2A4
0.47%	06/25/37	[3]	29,546,000	9,558,604
Soundview Home Equity Loan Trust
2007-OPT2 2A3
0.37%	07/25/37	[3]	17,450,000	6,604,651
Structured Adjustable Rate Mortgage Loan
Trust 2007-7 1A1
0.49%	08/25/37	[3]	29,471,586	18,118,987
Structured Asset Mortgage Investments, Inc.
2005-AR7 1A1
2.64%	12/27/35	[3]	3,360,135	1,827,461
Structured Asset Mortgage Investments, Inc.
2007-AR1 1A1
0.35%	01/25/37	[3]	59,423,848	31,693,828
Structured Asset Mortgage Investments, Inc.
2007-AR6 A1
1.78%	08/25/47	[3]	137,659,382	73,887,572
Structured Asset Securities Corp.
1997-2 2A4
7.25%	03/28/30		5,340	5,434
Structured Asset Securities Corp.
2001-15A 4A1
3.45%	10/25/31	[3]	12,887	12,870
Structured Asset Securities Corp.
2003-34A 5A4
2.55%	11/25/33	[3]	6,124,072	5,932,144
Structured Asset Securities Corp.
2003-7H A12
6.50%	03/25/33		13,568	14,213
Structured Asset Securities Corp.
2005-4XS 3A3 (STEP)
4.47%	03/25/35		7,441,635	7,525,686
Structured Asset Securities Corp.
2006-WF3 A3
0.34%	09/25/36	[3]	220,000	187,771

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Securities Corp.
2007-BC3 2A1
0.32%	05/25/47	[3]	$29,254,387	$27,654,772
Structured Asset Securities Corp.
2007-BC4 A3
0.44%	11/25/37	[3]	11,917,736	11,358,275
Structured Asset Securities Corp.
2007-EQ1 A4
0.44%	03/25/37	[3]	26,325,800	9,771,768
Vanderbilt Acquisition Loan Trust 2002-1 A4
6.57%	05/07/27	[3]	4,230,095	4,533,598
Washington Mutual Alternative Mortgage
Pass-Through Certificates 2005-3 2A3
0.74%	05/25/35	[3]	12,528,544	9,143,056
Washington Mutual Alternative Mortgage
Pass-Through Certificates 2005-4 CB13
0.69%	06/25/35	[3]	18,984,707	12,594,517
Washington Mutual Alternative Mortgage
Pass-Through Certificates 2006-AR2 A1A
1.22%	04/25/46	[3]	14,264,087	7,729,631
Washington Mutual Alternative Mortgage
Pass-Through Certificates 2006-AR3 A1A
1.25%	05/25/46	[3]	36,103,942	19,361,750
Washington Mutual Alternative Mortgage
Pass-Through Certificates 2006-AR7 A1A
1.20%	09/25/46	[3]	14,972,073	6,935,865
Washington Mutual Alternative Mortgage
Pass-Through Certificates 2006-AR9 2A
1.12%	11/25/46	[3]	68,766,883	30,362,594
Washington Mutual Alternative Mortgage
Pass-Through Certificates 2007-0A1 2A
1.00%	12/25/46	[3]	13,607,560	5,895,735
Washington Mutual Alternative Mortgage
Pass-Through Certificates 2007-0A2 2A
0.98%	01/25/47	[3]	35,058,329	15,735,342
Washington Mutual Alternative Mortgage
Pass-Through Certificates 2007-1 2A1
6.00%	01/25/22		1,736,572	1,572,996
Washington Mutual Alternative Mortgage
Pass-Through Certificates 2007-OA3 2A
1.03%	02/25/47	[3]	60,220,612	27,946,284
Washington Mutual Alternative Mortgage
Pass-Through Certificates 2007-OA3 4A1
1.05%	04/25/47	[3]	24,556,260	14,328,787
Washington Mutual Asset-Backed Certificates
2006-HE2 A4
0.43%	05/25/36	[3]	11,165,000	4,300,350
Washington Mutual Asset-Backed Certificates
2007-HE1 2A3
0.34%	01/25/37	[3]	62,700,000	22,717,088
Washington Mutual Asset-Backed Certificates
2007-HE1 2A4
0.42%	01/25/37	[3]	21,687,000	8,064,268

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  47

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Washington Mutual Mortgage Pass-Through
Certificates 2002-AR18 A
2.61%	01/25/33	[3]	$26,205	$24,572
Washington Mutual Mortgage Pass-Through
Certificates 2003-AR6 A1
2.57%	06/25/33	[3]	75,977	76,292
Washington Mutual Mortgage Pass-Through
Certificates 2004-AR3 A2
2.58%	06/25/34	[3]	100,626	98,217
Washington Mutual Mortgage Pass-Through
Certificates 2004-AR6 A
0.61%	05/25/44	[3]	211,280	164,842
Washington Mutual Mortgage Pass-Through
Certificates 2005-AR12 1A6
2.72%	10/25/35	[3]	310,000	241,818
Washington Mutual Mortgage Pass-Through
Certificates 2005-AR16 1A4A
2.59%	12/25/35	[3]	380,000	283,427
Washington Mutual Mortgage Pass-Through
Certificates 2006-AR7 3A1B
2.86%	07/25/46	[3]	3,297,596	1,325,886
Washington Mutual Mortgage Pass-Through
Certificates 2007-HY5 2A5
5.86%	05/25/37	[3]	40,561,749	27,048,639
Washington Mutual Mortgage Pass-Through
Certificates 2007-OA1 A1A
0.98%	02/25/47	[3]	446,894	264,081
Washington Mutual Mortgage Pass-Through
Certificates 2007-OA3 2A
1.05%	04/25/47	[3]	231,802	148,597
Washington Mutual Mortgage Pass-Through
Certificates 2007-OA4 1A
1.05%	05/25/47	[3]	629,652	403,936
Washington Mutual Mortgage Pass-Through
Certificates 2007-OA6 1A
1.09%	07/25/47	[3]	458,639	294,987
Wells Fargo Home Equity Trust 2004-2 AI6
5.00%	05/25/34	[3]	13,085,000	13,400,074
Wells Fargo Home Equity Trust 2005-3 AII3
0.53%	11/25/35	[3]	25,950,940	25,369,302
Wells Fargo Home Equity Trust 2006-1 A3
0.34%	05/25/36	[3]	11,673,005	11,470,117
Wells Fargo Home Equity Trust 2007-2 A1
0.28%	04/25/37	[3]	7,440,891	7,205,249
Wells Fargo Mortgage Backed Securities
Trust 2003-17 2A10
5.50%	01/25/34		20,825,806	21,834,827
Wells Fargo Mortgage Backed Securities
Trust 2004-L A8
4.76%	07/25/34	[3]	1,740,000	1,785,280

				2,373,907,928

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed — 36.10%
Fannie Mae (TBA)
4.00%	07/25/41		$308,660,000	$308,756,456
6.00%	07/25/41		167,070,000	183,568,163
Fannie Mae 1988-28 H
9.05%	12/25/18		2,284	2,599
Fannie Mae 1989-27 Y
6.90%	06/25/19		1,034	1,120
Fannie Mae 1991-65 Z
6.50%	06/25/21		23,174	25,678
Fannie Mae 1992-123 Z
7.50%	07/25/22		3,430	3,990
Fannie Mae 1993-132 D (PO)
1.06%	10/25/22	[9]	175,565	156,622
Fannie Mae 1993-199 SD (IO)
0.88%	10/25/23	[3]	511,084	9,510
Fannie Mae 1993-29 PK
7.00%	03/25/23		80,084	88,324
Fannie Mae 1994-55 H
7.00%	03/25/24		84,923	95,579
Fannie Mae 1997-34 SA
7.53%	10/25/23	[3]	19,143	23,744
Fannie Mae 1999-11 Z
5.50%	03/25/29		342,389	374,645
Fannie Mae 2001-52 YZ
6.50%	10/25/31		254,752	292,900
Fannie Mae 2003-106 WG
4.50%	11/25/23		32,004,000	33,415,376
Fannie Mae 2003-W2 2A9
5.90%	07/25/42		83,524	90,800
Fannie Mae 2005-104 NI
6.51%	03/25/35	[3]	95,828,078	15,095,107
Fannie Mae 2005-117 LC
5.50%	11/25/35		87,526,445	95,179,083
Fannie Mae 2005-92 US (IO)
5.91%	10/25/25	[3]	39,185,865	4,953,223
Fannie Mae 2006-10 YD
6.50%	03/25/36		1,587	1,586
Fannie Mae 2006-18 PD
5.50%	08/25/34		1,165,000	1,286,745
Fannie Mae 2006-4 WE
4.50%	02/25/36		400,000	415,540
Fannie Mae 2006-80 PG
6.00%	06/25/35		23,300,000	25,906,688
Fannie Mae 2007-34 SB (IO)
5.92%	04/25/37	[3]	42,704,091	5,422,625
Fannie Mae 2008-24 NA
6.75%	06/25/37		16,767,024	18,708,477
Fannie Mae 2010-17 SB
6.16%	03/25/40	[3]	48,850,788	7,336,499

See accompanying notes to Schedule of Portfolio Investments.

48  /  N-Q Report June 2011

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae 2010-43 KS
6.23%	05/25/40	[3]	$94,162,072	$14,076,825
Fannie Mae 2010-99 NI (IO)
6.00%	09/25/40		86,066,526	17,660,748
Fannie Mae 3210 PD
6.00%	08/15/35		360,000	402,952
Fannie Mae G92-36 Z
7.00%	07/25/22		669	742
Fannie Mae G93-21 Z
7.20%	05/25/23		12,668	14,265
Fannie Mae Pool 190375
5.50%	11/01/36		13,027,523	14,129,215
Fannie Mae Pool 233672
2.80%	09/01/23	[3]	19,396	20,442
Fannie Mae Pool 254232
6.50%	03/01/22		93,367	105,818
Fannie Mae Pool 254868
5.00%	09/01/33		33,888,651	36,223,962
Fannie Mae Pool 308798
2.50%	04/01/25	[3]	5,592	5,895
Fannie Mae Pool 312155
2.30%	03/01/25	[3]	17,251	17,303
Fannie Mae Pool 313182
7.50%	10/01/26		10,067	11,768
Fannie Mae Pool 384569
6.20%	01/01/12		100,000	100,009
Fannie Mae Pool 384762
6.01%	02/01/12		153,962	154,610
Fannie Mae Pool 467243
4.55%	01/01/21		2,746,226	2,916,671
Fannie Mae Pool 545191
7.00%	09/01/31		14,749	16,810
Fannie Mae Pool 545269
5.72%	11/01/11		71,067	71,076
Fannie Mae Pool 545322
5.91%	11/01/11		54,244	54,258
Fannie Mae Pool 545831
6.50%	08/01/17		58,580	64,159
Fannie Mae Pool 555284
7.50%	10/01/17		8,306	9,084
Fannie Mae Pool 613142
7.00%	11/01/31		61,042	69,561
Fannie Mae Pool 625666
7.00%	01/01/32		42,803	49,581
Fannie Mae Pool 633698
7.50%	02/01/31		50,121	59,296
Fannie Mae Pool 637093
8.50%	03/01/32		19,224	22,803

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 642322
2.42%	05/01/32	[3]	$1,228	$1,280
Fannie Mae Pool 646884
1.92%	05/01/32	[3]	8,460	8,510
Fannie Mae Pool 655928
7.00%	08/01/32		548,988	635,855
Fannie Mae Pool 725027
5.00%	11/01/33		38,630,447	41,247,057
Fannie Mae Pool 725232
5.00%	03/01/34		89,294	95,447
Fannie Mae Pool 725257
5.50%	02/01/34		7,783,097	8,476,554
Fannie Mae Pool 730957
5.00%	08/01/33		11,680,452	12,471,621
Fannie Mae Pool 734922
4.50%	09/01/33		13,568,259	14,172,333
Fannie Mae Pool 735207
7.00%	04/01/34		71,611	81,951
Fannie Mae Pool 735224
5.50%	02/01/35		38,557,310	41,992,681
Fannie Mae Pool 735646
4.50%	07/01/20		11,231,413	12,018,250
Fannie Mae Pool 735651
4.50%	06/01/35		42,248,094	44,030,007
Fannie Mae Pool 735686
6.50%	12/01/22		301,782	342,024
Fannie Mae Pool 740297
5.50%	10/01/33		26,076	28,399
Fannie Mae Pool 741862
5.50%	09/01/33		30,694	33,429
Fannie Mae Pool 745592
5.00%	01/01/21		52,898	57,189
Fannie Mae Pool 770284
5.00%	04/01/34		5,098,163	5,442,687
Fannie Mae Pool 770332
5.00%	04/01/34		19,497,208	20,814,792
Fannie Mae Pool 817611
5.27%	11/01/35	[3]	3,567,846	3,827,475
Fannie Mae Pool 839109
5.23%	11/01/35	[3]	17,413	18,681
Fannie Mae Pool 841031
5.28%	11/01/35	[3]	376,295	404,330
Fannie Mae Pool 844773
5.16%	12/01/35	[3]	62,243	66,789
Fannie Mae Pool 888412
7.00%	04/01/37		5,415,409	6,176,623
Fannie Mae Pool 888430
5.00%	11/01/33		30,996,600	33,096,136

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  49

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 889117
5.00%	10/01/35		$153,188,002	$163,564,100
Fannie Mae Pool 889125
5.00%	12/01/21		32,427,914	35,015,814
Fannie Mae Pool 889184
5.50%	09/01/36		34,045,166	37,078,514
Fannie Mae Pool 895606
5.71%	06/01/36	[3]	143,701	155,691
Fannie Mae Pool 908408
5.52%	04/01/37	[3]	13,115,958	14,109,563
Fannie Mae Pool 918445
5.81%	05/01/37	[3]	419,153	454,126
Fannie Mae Pool 933033
6.50%	10/01/37		12,267,662	13,715,341
Fannie Mae Pool AB1613
4.00%	10/01/40		115,187,456	115,623,912
Fannie Mae Pool AB1803
4.00%	11/01/40		111,064,214	111,641,226
Fannie Mae Pool AB1960
4.00%	12/01/40		67,643,950	67,752,288
Fannie Mae Pool AB2051
3.50%	01/01/26		161,745,167	165,434,978
Fannie Mae Pool AB2127
3.50%	01/01/26		98,501,877	100,533,479
Fannie Mae Pool AD0791
4.76%	02/01/20		19,477,718	20,915,100
Fannie Mae Pool AD0849
4.25%	02/01/20		30,360,421	31,684,446
Fannie Mae Pool AE0482
5.50%	01/01/38		80,293,040	87,337,502
Fannie Mae Pool AE0600
3.98%	11/01/20		42,569,477	43,716,971
Fannie Mae Pool AE0605
4.67%	07/01/20		33,752,203	36,045,957
Fannie Mae Pool AE0918
3.67%	10/01/20		5,838,511	5,828,747
Fannie Mae Pool AH3429
3.50%	01/01/26		81,208,265	82,959,318
Fannie Mae Pool AH3780
4.00%	02/01/41		43,291,036	43,509,184
Fannie Mae Pool AH4793
4.00%	02/01/41		123,888,360	124,086,780
Fannie Mae Pool AH4815
3.50%	02/01/26		29,107	29,702
Fannie Mae Pool AI0209
4.50%	05/01/41		73,959,103	76,923,246
Fannie Mae Pool AI0290
4.45%	04/01/21		34,075,425	35,642,071

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool FN0001
3.76%	12/01/20		$21,824,214	$21,981,238
Freddie Mac 1004 H
7.95%	10/15/20		636	722
Freddie Mac 1073 G
7.00%	05/15/21		3,077	3,528
Freddie Mac 1107 ZC
6.50%	07/15/21		11,913	13,905
Freddie Mac 165 K
6.50%	09/15/21		442	487
Freddie Mac 1980 Z
7.00%	07/15/27		349,426	402,522
Freddie Mac 1983 Z
6.50%	12/15/23		202,591	227,876
Freddie Mac 2043 CJ
6.50%	04/15/28		49,681	57,797
Freddie Mac 2098 TZ
6.00%	01/15/28		952,516	1,033,801
Freddie Mac 2209 TC
8.00%	01/15/30		223,796	252,691
Freddie Mac 2433 SA
20.44%	02/15/32	[3]	12,815	18,022
Freddie Mac 2481 AW
6.50%	08/15/32		246,855	280,009
Freddie Mac 2624 QE
5.00%	09/15/28		19,576	19,577
Freddie Mac 2627 NI (IO)
5.00%	04/15/29		328,223	1,818
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		64,529	8,399
Freddie Mac 2929 PE
5.00%	05/15/33		1,585,000	1,709,947
Freddie Mac 2971 AB
5.00%	05/15/20		9,109	9,624
Freddie Mac 3345 FP
0.39%	11/15/36	[3]	46,107,593	46,148,219
Freddie Mac 3345 PF
0.37%	05/15/36	[3]	44,040,458	44,031,839
Freddie Mac 3707 EI (IO)
5.00%	12/15/38		80,870,243	13,911,469
Freddie Mac Gold (TBA)
3.50%	07/15/26		435,115,000	443,205,528
Freddie Mac Gold A14189
4.00%	10/01/33		185,894	188,158
Freddie Mac Gold A24156
6.50%	10/01/31		1,491,171	1,690,081
Freddie Mac Gold A25162
5.50%	05/01/34		14,788,413	16,066,225

See accompanying notes to Schedule of Portfolio Investments.

50  /  N-Q Report June 2011

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold A39012
5.50%	06/01/35	$78,615	$85,322
Freddie Mac Gold A54856
5.00%	01/01/34	20,690,772	22,129,218
Freddie Mac Gold A61164
5.00%	04/01/36	239,971	255,907
Freddie Mac Gold C01492
5.00%	02/01/33	6,039,729	6,447,411
Freddie Mac Gold C46104
6.50%	09/01/29	82,546	93,557
Freddie Mac Gold C55789
7.50%	10/01/27	34,740	40,485
Freddie Mac Gold C90573
6.50%	08/01/22	318,624	359,383
Freddie Mac Gold E02402
6.00%	10/01/22	102,243	112,573
Freddie Mac Gold G00992
7.00%	11/01/28	4,924	5,707
Freddie Mac Gold G01515
5.00%	02/01/33	6,418,204	6,851,433
Freddie Mac Gold G01601
4.00%	09/01/33	882,838	893,589
Freddie Mac Gold G01611
4.00%	09/01/33	232,952	235,789
Freddie Mac Gold G01673
5.50%	04/01/34	2,263,222	2,478,662
Freddie Mac Gold G02579
5.00%	12/01/34	10,764,601	11,501,195
Freddie Mac Gold G02884
6.00%	04/01/37	26,849,228	29,645,323
Freddie Mac Gold G02955
5.50%	03/01/37	20,191,725	22,040,532
Freddie Mac Gold G03357
5.50%	08/01/37	8,933,123	9,749,667
Freddie Mac Gold G03676
5.50%	12/01/37	20,870,867	22,781,858
Freddie Mac Gold G03783
5.50%	01/01/38	10,121,361	11,048,099
Freddie Mac Gold G03985
6.00%	03/01/38	123,567	136,435
Freddie Mac Gold G04053
5.50%	03/01/38	107,104	116,830
Freddie Mac Gold G04079
5.50%	03/01/38	42,001,518	45,847,287
Freddie Mac Gold G04438
5.50%	05/01/38	39,943,694	43,571,240
Freddie Mac Gold G04703
5.50%	08/01/38	53,064,468	57,483,746

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold G04706
5.50%	09/01/38		$790,772	$863,795
Freddie Mac Gold G05866
4.50%	02/01/40		62,940,973	65,546,491
Freddie Mac Gold G06242
4.50%	09/01/40		143,760,581	149,696,326
Freddie Mac Gold G06257
4.50%	02/01/41		125,087,060	130,265,191
Freddie Mac Gold G06354
4.00%	04/01/41		149,091,965	149,200,678
Freddie Mac Gold G06498
4.00%	04/01/41		71,780,150	71,832,550
Freddie Mac Gold G06499
4.00%	03/01/41		34,662,143	34,748,449
Freddie Mac Gold G06500
4.00%	04/01/41		101,366,203	101,555,243
Freddie Mac Gold G11707
6.00%	03/01/20		3,445,477	3,772,046
Freddie Mac Gold G12393
5.50%	10/01/21		27,021,691	29,312,201
Freddie Mac Gold G12399
6.00%	09/01/21		14,559	15,948
Freddie Mac Gold G12824
6.00%	08/01/22		8,842,939	9,664,364
Freddie Mac Gold G12909
6.00%	11/01/22		23,837,033	26,043,820
Freddie Mac Gold G13032
6.00%	09/01/22		6,189,741	6,755,038
Freddie Mac Gold G13058
4.50%	10/01/20		20,279,597	21,681,309
Freddie Mac Gold H00790
5.50%	05/01/37		288,421	310,777
Freddie Mac Gold H05069
5.50%	05/01/37		22,358,859	23,976,383
Freddie Mac Gold H09082
6.50%	09/01/37		98,674	109,659
Freddie Mac Gold Pool A93991
4.50%	09/01/40		108,478,667	112,957,654
Freddie Mac Multifamily Structured Pass
Through Certificates K013 A2
3.97%	01/25/21	[3]	22,640,000	22,959,029
Freddie Mac Non Gold Pool 1B1928
2.92%	08/01/34	[3]	11,024	11,491
Freddie Mac Non Gold Pool 1B3413
5.91%	05/01/37	[3]	24,785	26,626
Freddie Mac Non Gold Pool 1J0045
5.08%	01/01/36	[3]	177,996	190,003
Freddie Mac Non Gold Pool 781415
2.48%	04/01/34	[3]	3,944,411	4,135,575

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  51

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Non Gold Pool 781469
2.48%	04/01/34	[3]	$3,008,445	$3,163,125
Freddie Mac Non Gold Pool 781817
2.61%	08/01/34	[3]	58,865	61,110
Freddie Mac Non Gold Pool 788498
2.69%	02/01/30	[3]	310,044	325,881
Freddie Mac Non Gold Pool 847288
2.56%	05/01/34	[3]	4,971,286	5,204,827
Freddie Mac Pool J13884
3.50%	12/01/25		188,789,819	192,605,832
Ginnie Mae 2000-22 SG (IO)
10.61%	05/16/30	[3]	1,006,537	214,891
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		921,423	48,362
Ginnie Mae 2003-86 ZK
5.00%	10/20/33		22,283,185	23,562,017
Ginnie Mae 2005-78 ZA
5.00%	10/16/35		20,697,556	22,012,476
Ginnie Mae 2007-35 PY
6.56%	06/16/37	[3]	82,072,771	14,265,068
Ginnie Mae 2009-106 SD (IO)
6.06%	03/20/36	[3]	80,926,977	11,160,146
Ginnie Mae 2009-106 XI (IO)
6.61%	05/20/37	[3]	232,231,572	38,554,040
Ginnie Mae 2010-4 SM (IO)
5.61%	01/16/40	[3]	71,148,385	8,415,950
Ginnie Mae 2010-6 BS (IO)
6.31%	09/16/39	[3]	42,045,214	5,355,677
Ginnie Mae I (TBA)
4.00%	07/15/41		106,950,000	108,955,313
Ginnie Mae I Pool 782817
4.50%	11/15/39		71,501,850	75,638,346
Ginnie Mae II Pool 2631
7.00%	08/20/28		7,616	8,738
Ginnie Mae II Pool 80968
2.63%	07/20/34	[3]	48,497	50,063
Ginnie Mae II Pool 81267
1.75%	03/20/35	[3]	16,497	16,959
Ginnie Mae II Pool 8631
3.38%	05/20/25	[3]	15,325	15,983
Ginnie Mae II Pool 8644
3.38%	06/20/25	[3]	25,380	26,469
National Credit Union Administration
Guaranteed Notes 2010-C1 A2
2.90%	10/29/20		53,500,000	53,480,558
National Credit Union Administration
Guaranteed Notes 2010-R1 A1
0.64%	10/07/20	[3]	55,048,094	55,151,589

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
National Credit Union Administration
Guaranteed Notes 2010-R3 1A
0.75%	12/08/20	[3]	$58,641,541	$58,975,798
National Credit Union Administration
Guaranteed Notes 2010-R3 2A
0.75%	12/08/20	[3]	49,270,883	49,492,218
National Credit Union Administration
Guaranteed Notes 2011-C1 2A
0.72%	03/09/21	[3]	8,278,823	8,289,171

				5,032,623,071

Total Mortgage-Backed
(Cost $8,129,474,891)				8,342,160,161

MUNICIPAL BONDS — 1.40%*
California — 0.72%
Bay Area Toll Authority, Build America
Revenue Bonds
6.26%	04/01/49		400,000	431,312
Los Angeles Department of Water & Power,
Build America Revenue Bonds
6.01%	07/01/39		350,000	361,466
6.57%	07/01/45		40,650,000	45,608,487
San Diego County Water Authority, Build
America Bonds
6.14%	05/01/49		200,000	212,740
State of California, Public Improvements,
G.O., Build America Bonds
7.30%	10/01/39		20,460,000	22,705,280
7.60%	11/01/40		6,235,000	7,191,262
State of California, School Improvements,
G.O., Build America Bonds
6.65%	03/01/22		5,215,000	5,862,181
State of California, School Improvements,
G.O., Build America Bonds, Taxable Variable
Purpose
7.55%	04/01/39		7,351,000	8,419,541
State of California, School Improvements,
G.O., Taxable Variable Purpose
5.50%	03/01/16		8,450,000	9,230,106

				100,022,375

Illinois — 0.55%
State of Illinois, Build America Revenue
Bonds
7.35%	07/01/35		8,910,000	9,482,200
State of Illinois, Pension Funding G.O.,
Taxable
4.07%	01/01/14		1,425,000	1,476,186
5.10%	06/01/33		29,200,000	24,870,224

See accompanying notes to Schedule of Portfolio Investments.

52  /  N-Q Report June 2011

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
Illinois (continued)
5.67%	03/01/18		$4,140,000	$4,298,645
5.88%	03/01/19		35,000,000	36,010,450

				76,137,705

New Jersey — 0.12%
New Jersey State Turnpike Authority A, Build
America Bonds, Taxable
7.10%	01/01/41		10,550,000	12,277,668
New Jersey State Turnpike Authority, Build
America Bonds, Taxable
7.41%	01/01/40		3,855,000	4,656,994

				16,934,662

New York — 0.01%
City of New York, Build America Revenue
Bonds
5.82%	10/01/31		220,000	221,179
City of New York, Build America Revenue
Bonds, Taxable
6.65%	12/01/31		250,000	265,333
New York City Municipal Water Finance
Authority, Water & Sewer Revenue, Build
America Bonds
6.49%	06/15/42		400,000	419,056
Port Authority of New York & New Jersey,
Taxable Consolidated Bonds
5.65%	11/01/40		530,000	534,913

				1,440,481

Texas — 0.00%
County of Harris, Flood Control District
Contract B, Refunding Notes, G.O.
5.25%	10/01/20		7,000	7,707
North Texas Tollway Authority, Build America
Revenue Bonds
6.72%	01/01/49		300,000	327,906

				335,613

Total Municipal Bonds
(Cost $178,857,630)				194,870,836

U.S. AGENCY SECURITIES — 1.64%
U.S. Agency Securities — 1.64%
Freddie Mac
0.22%	10/12/12	[3]	228,905,000	229,066,149

Total U.S. Agency Securities
(Cost $228,905,000)

U.S. TREASURY SECURITIES — 9.04%
U.S. Treasury Bonds — 4.00%
U.S. Treasury Bonds
2.13%	02/15/41	[10]	61,440,000	68,679,937

Issues	Maturity Date		Principal Amount	Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Bonds (continued)
4.38%	05/15/40		$6,330,000	$6,327,063
4.38%	05/15/41		316,330,000	315,885,161
8.00%	11/15/21		66,898,000	95,323,964
U.S. Treasury Notes (Strip Principal)
3.82%	11/15/21	[9]	103,555,000	72,050,048

				558,266,173

U.S. Treasury Notes — 5.04%
U.S. Treasury Notes
1.38%	06/30/16		603,675,000	596,036,096
2.38%	05/31/18		84,650,000	84,200,297
2.63%	11/15/20		23,220,000	22,367,385

				702,603,778

Total U.S. Treasury Securities
(Cost $1,255,681,142)				1,260,869,951

Total Bonds – 104.04%
(Cost $14,040,216,704)				14,504,604,719

SHORT-TERM INVESTMENTS — 4.77%
Commercial Paper — 2.25%
Barclays U.S. Funding LLC
0.22%[11]	08/05/11		56,000,000	55,990,053
BNP Paribas Finance, Inc.
0.30%[11]	08/26/11		100,370,000	100,341,475
Deutsche Bank Financial Corp.
0.21%[11]	07/25/11		99,145,000	99,130,822
National Rural Utilities Cooperative
Finance Corp.
0.13%[11]	07/15/11		57,510,000	57,507,092

				312,969,442

Money Market Fund — 2.43%
Dreyfus Cash Advantage Fund
0.13%[12]			138,027,000	138,027,000
DWS Money Market Series-Institutional
0.06%[12]			37,820,000	37,820,000
Fidelity Institutional Money Market Funds -
Prime Money Market Portfolio
0.08%[12]			101,310,000	101,310,000
Goldman Sachs Financial Square Funds -
Prime Obligations Fund
0.03%[12,13]			61,695,000	61,695,000

				338,852,000

U.S. Treasury Bills — 0.09%
U.S. Treasury Bills
0.04%[11]	09/08/11	[14]	12,814,000	12,813,872

Total Short-Term Investments
(Cost $664,614,529)				664,635,314

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  53

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Value
Total Investments – 108.81%
(Cost $14,704,831,233)[1]	$15,169,240,033

Liabilities in Excess of Other
Assets – (8.81)%	(1,228,394,499)

NET ASSETS – 100.00%	$13,940,845,534

Issues	Contracts	Premiums (Received)	Value
CALL OPTIONS WRITTEN
U.S. Long Bond (CBT), Call
Strike $122, expires 08/26/11	(1,720)	$(1,716,736)	$(2,741,250)
U.S. Long Bond (CBT), Call
Strike $124.50, expires
08/26/11	(890)	(888,069)	(486,719)

Total Call Options Written		$(2,604,805)	$(3,227,969)

Contracts		Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
749	U.S. Treasury Ten Year Note,
	Expiration September 2011	$680,381
28	U.S. Treasury 30 Year Long Bond,
	Expiration September 2011	(32,762)

	Net unrealized appreciation	$647,619

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
13	Euro Dollar Ninety Day,
	Expiration September 2011	$(94,608)
13	Euro Dollar Ninety Day,
	Expiration December 2011	(102,408)
13	Euro Dollar Ninety Day,
	Expiration March 2012	(107,932)
13	Euro Dollar Ninety Day,
	Expiration June 2012	(110,370)

	Net unrealized depreciation	$(415,318)

Expiration Date	Notional Amount (000’s)	Appreciation/ (Depreciation)	Value
SWAPS: INTEREST RATE
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 1.38% quarterly.
Counterparty: Barclays Capital, Inc.
06/18/14	$100,045	$161,611	$161,611
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 1.38% quarterly.
Counterparty: CS First Boston
06/18/14	144,895	234,060	234,060

Expiration Date	Notional Amount (000’s)	Appreciation/ (Depreciation)	Value
SWAPS: INTEREST RATE (continued)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 1.38% quarterly. Counterparty: Morgan Stanley
06/18/14	$103,215	$166,731	$166,731
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.67% quarterly. Counterparty: Barclays Capital, Inc.
06/18/17	41,915	(187,246)	(187,246)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.66% quarterly. Counterparty: CS First Boston
06/18/17	60,705	(289,168)	(289,168)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.67% quarterly. Counterparty: Morgan Stanley
06/18/17	43,240	(193,166)	(193,166)
The Fund pays a fixed rate equal to 4.42% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays Capital, Inc.
11/15/21	9,002	(1,891,028)	(1,891,028)
The Fund pays a fixed rate equal to 4.52% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays Capital, Inc.
11/15/21	8,884	(2,028,880)	(2,028,880)
The Fund pays a fixed rate equal to 4.54% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays Capital, Inc.
11/15/21	14,788	(3,423,522)	(3,423,522)
The Fund pays a fixed rate equal to 4.70% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays Capital, Inc.
11/15/21	24,457	(6,308,617)	(6,308,617)

	$551,146	$(13,759,225)	$(13,759,225)

Expiration Date	Premiums Paid	Notional Amount (000’s) [a]	Appreciation	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Citigroup, Inc.
09/20/16	$112,140	$3,450	$130,596	$242,736
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG
09/20/16	248,148	5,510	139,525	387,673
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc.
09/20/16	258,957	5,750	145,602	404,559
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: Citigroup, Inc.
09/20/16	15,570	6,875	296,394	311,964

See accompanying notes to Schedule of Portfolio Investments.

54  /  N-Q Report June 2011

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Expiration Date	Premiums Paid	Notional Amount (000’s)[a]	Appreciation	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston
09/20/16	$74,587	$16,500	$674,126	$748,713
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston
09/20/16	14,446	6,465	278,913	293,359

	$723,848	$44,550	$1,665,156	$2,389,004

Expiration Date	Premiums Paid	Notional Amount (000’s)[a]	Appreciation/ (Depreciation)	Value [b]
SWAPS: CREDIT DEFAULT (PURCHASED) - TRADED INDICES
The Fund pays a fixed rate equal to 0.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AA 1, due 10/12/52. Counterparty: Citigroup, Inc.
10/12/52	$185,176	$1,430	$154,247	$339,423
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.
10/12/52	927,026	1,630	(748,769)	178,257
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.
10/12/52	14,540,514	25,000	(11,806,514)	2,734,000
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.
10/12/52	11,810,612	20,450	(9,574,200)	2,236,412
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.
10/12/52	6,819,495	28,590	(3,692,893)	3,126,602
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.
10/12/52	1,280,926	15,430	406,499	1,687,425
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.
10/12/52	1,995,013	21,425	348,025	2,343,038
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.
10/12/52	2,697,523	4,870	(2,164,940)	532,583
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.
10/12/52	771,969	1,325	(627,067)	144,902
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: CS First Boston
10/12/52	465,729	805	(377,694)	88,035

Expiration Date	Premiums Paid	Notional Amount (000’s) [a]	Appreciation/ (Depreciation)	Value [b]
SWAPS: CREDIT DEFAULT (PURCHASED) - TRADED INDICES (continued)
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: CS First Boston
10/12/52	$3,288,077	$5,745	$(2,659,804)	$628,273
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: CS First Boston
10/12/52	22,431	95	(12,042)	10,389
The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: JPMorgan Chase & Co.
10/12/52	94,863	1,310	48,399	143,262

	$44,899,354	$128,105	$(30,706,753)	$14,192,601

Expiration Date	Premiums (Received)	Notional Amount (000’s)[a]	Appreciation	Value [b]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES
The Fund receives a fixed rate equal to 1.00% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the JGB., 2.00%, due 03/21/22. Counterparty: Goldman Sachs Group, Inc.
03/20/16	$(22,172)	$10,000	$97,172	$75,000
The Fund receives a fixed rate equal to 1.00% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the JGB., 2.00%, due 03/21/22. Counterparty: Morgan Stanley
03/20/16	(150,670)	50,000	525,668	374,998
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.
01/25/38	(13,309,149)	21,689	882,121	(12,427,028)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.
01/25/38	(6,742,055)	10,356	808,429	(5,933,626)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.
01/25/38	(6,541,871)	9,770	944,111	(5,597,760)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Goldman Sachs Group, Inc.
01/25/38	(14,826,787)	24,425	832,386	(13,994,401)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Goldman Sachs Group, Inc.
01/25/38	(14,797,941)	24,425	803,540	(13,994,401)

	$(56,390,645)	$150,665	$4,893,427	$(51,497,218)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  55

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Expiration Date	Premiums (Received)	Notional Amount (000’s)[a]	Appreciation	Value[b]
SWAPTION: RATE FLOOR INFLATION

The Fund received a fixed payment equal to $735,540 and the Fund will pay to the counterparty a floating rate based on the Consumer Price Indexes-Urban at expiration of the swaption 11/23/20. Counterparty: Citigroup, Inc.

11/23/20	$(735,540)	$63,960	$524,472	$(211,068)

	$(735,540)	$63,960	$524,472	$(211,068)

[a]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[b]

The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $14,708,201,467 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$691,768,340
Gross unrealized depreciation	(230,729,774)

Net unrealized appreciation	$461,038,566

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[3]	Floating rate security. The rate disclosed was in effect at June 30, 2011.
[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2011, was $1,579,810,749, representing 11.33% of total net assets.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $11,221,042, which is 0.08% of total net assets.
[6]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
10/05/10	Caesars Entertainment
	Operating Co., Inc. Term
	Loan B1, 6.89%, 01/28/15	$1,782,585	$1,801,868	0.01%
06/24/10	Caesars Entertainment
	Operating Co., Inc. Term
	Loan B2, 3.25%, 01/28/15	33,845,963	33,974,887	0.25%
06/27/07	Cengage Learning Acqui-
	sitions, Inc.
	Term Loan, 2.50%,
	07/03/14	1,916,679	1,732,500	0.01%
09/03/10	CIT Group, Inc. Term
	Loan, 6.25%, 08/11/15	9,028,495	9,070,713	0.06%

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
04/15/11	Delta Air Lines, Inc. Term
	Loan, 5.50%,04/20/17	$3,449,015	$3,462,267	0.02%
01/05/09	Dex Media West LLC
	Term Loan, 7.00%,
	10/24/14	1,179,912	1,384,855	0.01%
10/10/07	HCA, Inc. Term Loan,
	3.50%, 05/01/18	20,452,433	20,661,161	0.15%
12/17/10	Intelsat Jackson Holdings
	Term Loan B, 5.25%,
	04/02/18	15,925,135	16,073,328	0.12%
09/02/10	Kelson Holdings LLC,
	6.75%, 03/08/14	2,254,410	2,273,001	0.02%
10/31/07	Texas Competitive Electric
	Holdings Co. LLC, 4.17%,
	10/10/17	3,107,393	2,557,674	0.02%

		$92,942,020	$92,992,254	0.67%

[7]	Security is currently in default with regard to scheduled interest or principal payments.
[8]	Non-income producing security.
[9]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2011.
[10]	Inflation protected security. Principal amount reflects original security face amount.
[11]	Represents annualized yield at date of purchase.
[12]	Represents the current yield as of June 30, 2011.
[13]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $61,695,000.
[14]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $11,028,669.
†

Fair valued security. The aggregate value of fair valued securities is $26,686,871, which is 0.19% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These classifications are unaudited.

(G.O.): General Obligation

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(PO): Principal only

(STEP): Step coupon bond

(TBA): To be announced

(WI): When issued

(YCD): Yankee Certificate of Deposit

See accompanying notes to Schedule of Portfolio Investments.

56  /  N-Q Report June 2011

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 90.80%
CORPORATES — 81.38%*
Automotive — 3.05%
Chrysler Group LLC/CG Co-Issuer, Inc.
8.25%	06/15/21	[2]	$4,100,000	$4,048,750
Cooper-Standard Automotive, Inc.
8.50%	05/01/18		13,530,000	14,307,975
Goodyear Tire & Rubber Co.
8.25%	08/15/20		21,610,000	23,446,850
8.75%	08/15/20		2,500,000	2,756,250
Tenneco, Inc.
6.88%	12/15/20		6,700,000	6,850,750
8.13%	11/15/15		2,125,000	2,247,187
UCI International, Inc. (WI)
8.63%	02/15/19		3,175,000	3,278,187
Visteon Corp.
6.75%	04/15/19	[2]	5,600,000	5,404,000

				62,339,949

Banking — 2.62%
Ally Financial, Inc.
2.45%	12/01/14	[3]	5,553,000	5,316,253
8.00%	03/15/20		3,250,000	3,461,250
Ally Financial, Inc. (WI)
7.50%	09/15/20		3,450,000	3,622,500
Bank of America N.A.
0.55%	06/15/17	[3]	2,000,000	1,781,208
BankAmerica Capital III
0.85%	01/15/27	[3]	2,700,000	2,190,467
Chase Capital III C
0.80%	03/01/27	[3]	3,000,000	2,489,382
Chase Capital VI
0.90%	08/01/28	[3]	1,000,000	827,460
Credit Suisse/Guernsey 1 (Switzerland)
0.95%	05/29/49	[3,4]	6,695,000	5,531,744
First Chicago NBD Institutional Capital I
0.82%	02/01/27	[3]	540,000	468,560
Fleet Capital Trust V
1.25%	12/18/28	[3]	3,750,000	3,091,117
Nationsbank Capital Trust III
0.83%	01/15/27	[3]	6,342,000	5,157,822
Provident Funding Associates
10.25%	04/15/17	[2]	17,795,000	19,618,988

				53,556,751

Communications — 11.14%
CCO Holdings LLC/CCO Holdings
Capital Corp.
7.00%	01/15/19		4,250,000	4,398,750
7.25%	10/30/17		5,000,000	5,200,000
7.88%	04/30/18		2,400,000	2,541,000

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
CCO Holdings LLC/CCO Holdings
Capital Corp. (WI)
8.13%	04/30/20		$4,002,000	$4,362,180
Cengage Learning Acquisitions, Inc.
10.50%	01/15/15	[2]	14,482,000	13,178,620
Cequel Communications Holdings I
LLC/Cequel Capital Corp.
8.63%	11/15/17	[2]	28,150,000	29,416,750
Charter Communications Operating LLC/Charter Communications Operating Capital
8.00%	04/30/12	[2]	500,000	522,500
Cincinnati Bell, Inc.
8.25%	10/15/17		5,150,000	5,201,500
8.38%	10/15/20		4,750,000	4,750,000
Clearwire Communications LLC/Clearwire
Finance, Inc.
8.25%	12/01/40	[2]	4,650,000	4,082,235
12.00%	12/01/15	[2]	4,500,000	4,815,000
GCI, Inc. (WI)
8.63%	11/15/19		7,060,000	7,766,000
Intelsat Bermuda SA (PIK) (Bermuda)
11.50%	02/04/17	[2,4]	5,655,000	6,135,675
Intelsat Jackson Holdings SA (Luxembourg)
8.50%	11/01/19	[4]	1,435,000	1,531,863
Intelsat Luxembourg SA (PIK) (WI) (Luxembourg)
11.50%	02/04/17	[4]	17,148,018	18,476,989
Intelsat Luxembourg SA (WI) (Luxembourg)
11.25%	02/04/17	[4]	1,500,000	1,614,375
iPCS, Inc. (PIK)
3.52%	05/01/14		9,000,000	8,662,500
Level 3 Financing, Inc.
4.22%	02/15/15	[3]	14,800,000	13,986,000
8.75%	02/15/17		11,315,000	11,597,875
9.38%	04/01/19	[2]	2,000,000	2,095,000
LIN Television Corp. B
6.50%	05/15/13		2,700,000	2,716,875
McClatchy Co.
11.50%	02/15/17		17,405,000	18,514,569
Mediacom Broadband LLC/Mediacom Broadband Corp.
8.50%	10/15/15		6,350,000	6,540,500
Nextel Communications, Inc. E
6.88%	10/31/13		1,505,000	1,521,931
Proquest LLC/Proquest Notes Co.
9.00%	10/15/18	[2]	3,000,000	3,075,000
Sprint Nextel Corp.
6.00%	12/01/16		7,000,000	7,026,250

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  57

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Telesat Canada LLC (WI) (Canada)
12.50%	11/01/17	[4]	$2,000,000	$2,410,000
Unitymedia Hessen GmbH & Co.
KG/Unitymedia NRW GmbH (Germany)
8.13%	12/01/17	[2,4]	650,000	689,000
Univision Communications, Inc.
7.88%	11/01/20	[2]	2,000,000	2,060,000
UPC Holding BV (Netherlands)
9.88%	04/15/18	[2,4]	1,750,000	1,951,250
Visant Corp.
10.00%	10/01/17		15,075,000	15,678,000
Windstream Corp.
7.75%	10/15/20		1,700,000	1,789,250
7.88%	11/01/17		7,125,000	7,597,031
Windstream Corp. (WI)
8.13%	09/01/18		5,545,000	5,919,287

				227,823,755

Consumer Discretionary — 2.24%
American Achievement Corp.
10.88%	04/15/16	[2]	8,000,000	7,240,000
Cott Beverages, Inc.
8.13%	09/01/18		8,055,000	8,477,888
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
6.88%	02/15/21	[2]	4,000,000	3,920,000
7.13%	04/15/19	[2]	5,000,000	4,987,500
8.25%	02/15/21	[2]	5,920,000	5,564,800
9.00%	04/15/19	[2]	15,750,000	15,592,500

				45,782,688

Consumer Products — 0.62%
Levi Strauss & Co.
7.63%	05/15/20		4,775,000	4,775,000
Spectrum Brands, Inc.
9.50%	06/15/18	[2]	7,200,000	7,920,000

				12,695,000

Electric — 10.67%
AES Corp.
7.75%	10/15/15		4,636,000	4,972,110
AES Red Oak LLC A
8.54%	11/30/19		2,410,734	2,495,110
Calpine Construction Finance Co. LP
8.00%	06/01/16	[2]	6,875,000	7,459,375
Coso Geothermal Power Holdings
7.00%	07/15/26	[2]	6,467,294	5,387,469
Dynegy Holdings, Inc.
7.75%	06/01/19		19,620,000	14,371,650
8.38%	05/01/16		875,000	700,000

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Dynegy Roseton/Danskammer Pass-Through Trust B
7.67%	11/08/16		$18,096,000	$16,105,440
Edison Mission Energy
7.00%	05/15/17		30,010,000	24,308,100
7.20%	05/15/19		4,500,000	3,600,000
Energy Future Holdings Corp. Q
6.50%	11/15/24		9,600,000	4,848,000
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Co. Finance, Inc.
10.00%	12/01/20		7,781,000	8,337,030
FPL Energy National Wind Portfolio LLC
6.13%	03/25/19	[2]	4,205,070	4,102,736
Indiantown Cogeneration LP A-10
9.77%	12/15/20		1,583,571	1,692,442
Midwest Generation LLC B
8.56%	01/02/16		1,104,059	1,145,462
Mirant Americas Generation LLC
8.50%	10/01/21		27,415,000	28,237,450
9.13%	05/01/31		6,400,000	6,464,000
Mirant Mid Atlantic Pass-Through Trust B
9.13%	06/30/17		3,577,658	3,845,982
Mirant Mid Atlantic Pass-Through Trust C
10.06%	12/30/28		7,097,735	7,949,463
NRG Energy, Inc.
7.63%	01/15/18	[2]	33,885,000	34,308,563
7.63%	05/15/19	[2]	5,680,000	5,680,000
7.88%	05/15/21	[2]	14,000,000	14,035,000
PNM Resources, Inc.
9.25%	05/15/15		7,525,000	8,428,000
Puget Energy, Inc. (WI)
6.50%	12/15/20		5,000,000	5,175,000
Reliant Energy Mid-Atlantic Power Holdings LLC B
9.24%	07/02/17		2,328,717	2,515,015
Texas Competitive Electric Holdings Co. LLC A
10.25%	11/01/15		3,500,000	2,135,000

				218,298,397
Energy — 15.28%
Allis-Chalmers Energy, Inc.
8.50%	03/01/17		7,095,000	7,485,225
Alta Mesa Holdings/Alta Mesa Finance Services Corp.
9.63%	10/15/18	[2]	7,750,000	7,788,750
Antero Resources Finance Corp.
9.38%	12/01/17		8,760,000	9,460,800

See accompanying notes to Schedule of Portfolio Investments.

58  /  N-Q Report June 2011

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Arch Coal, Inc.
7.00%	06/15/19	[2]	$7,360,000	$7,433,600
7.25%	10/01/20		1,250,000	1,278,125
Arch Coal, Inc. (WI)
8.75%	08/01/16		2,500,000	2,712,500
Chaparral Energy, Inc.
8.88%	02/01/17		27,094,000	27,771,350
9.88%	10/01/20		3,750,000	4,031,250
Chesapeake Energy Corp.
2.25%	12/15/38		24,910,000	22,872,636
2.50%	05/15/37		6,250,000	6,609,375
2.75%	11/15/35		500,000	554,000
Concho Resources, Inc./Midland Texas
7.00%	01/15/21		2,750,000	2,818,750
Hilcorp Energy I LP/Hilcorp Finance Co.
7.63%	04/15/21	[2]	3,000,000	3,127,500
7.75%	11/01/15	[2]	1,875,000	1,940,625
Linn Energy LLC/Linn Energy Finance Corp.
6.50%	05/15/19	[2]	2,400,000	2,370,000
8.63%	04/15/20		2,000,000	2,180,000
Massey Energy Co.
3.25%	08/01/15		17,100,000	18,232,875
Milagro Oil & Gas
10.50%	05/15/16	[2]	12,000,000	11,040,000
OPTI Canada, Inc. (Canada)
7.88%	12/15/14	[4]	12,822,000	5,353,185
8.25%	12/15/14	[4]	18,950,000	7,959,000
Parker Drilling Co.
9.13%	04/01/18		10,757,000	11,402,420
Penn Virginia Corp.
10.38%	06/15/16		5,250,000	5,840,625
Petrohawk Energy Corp.
10.50%	08/01/14		2,160,000	2,440,800
Quicksilver Resources, Inc.
7.13%	04/01/16		1,000,000	990,000
8.25%	08/01/15		17,425,000	18,448,719
9.13%	08/15/19		1,000,000	1,080,000
11.75%	01/01/16		7,700,000	8,855,000
Sabine Pass LNG LP
7.25%	11/30/13		21,710,000	22,361,300
7.50%	11/30/16		27,480,000	28,167,000
SandRidge Energy, Inc.
8.00%	06/01/18	[2]	1,000,000	1,015,000
8.75%	01/15/20		1,750,000	1,872,500
9.88%	05/15/16	[2]	2,500,000	2,756,250
Southern Union Co.
7.20%	11/01/66	[3]	48,797,000	45,442,206
Tesoro Corp.
6.50%	06/01/17		7,575,000	7,764,375

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
9.75%	06/01/19		$1,000,000	$1,122,500

				312,578,241

Entertainment — 1.47%
Live Nation Entertainment, Inc.
2.88%	07/15/27		3,250,000	3,071,250
8.13%	05/15/18	[2]	3,150,000	3,165,750
Pinnacle Entertainment, Inc. (WI)
8.63%	08/01/17		2,600,000	2,804,750
Regal Cinemas Corp.
8.63%	07/15/19		12,650,000	13,282,500
Regal Entertainment Group
9.13%	08/15/18		7,425,000	7,722,000

				30,046,250

Finance — 5.47%
Alta Wind Holdings LLC
7.00%	06/30/35	[2]	2,407,459	2,562,241
Astoria Depositor Corp.
8.14%	05/01/21	[2]	7,000,000	6,720,000
BankBoston Capital Trust III
1.00%	06/15/27	[3]	4,490,000	3,542,116
BankBoston Capital Trust IV
0.85%	06/08/28	[3]	4,900,000	3,995,382
Barnett Capital III
0.90%	02/01/27	[3]	2,800,000	2,267,860
Bumble Bee Acquisition Corp.
9.00%	12/15/17	[2]	5,500,000	5,582,500
Capital One Capital V
10.25%	08/15/39		3,875,000	4,131,719
Chase Capital II B
0.77%	02/01/27	[3]	11,790,000	9,739,387
CIT Group, Inc.
6.63%	04/01/18	[2]	8,000,000	8,375,000
7.00%	05/01/15	[2]	11,500,000	11,543,125
Citigroup, Inc.
0.81%	08/25/36	[3]	9,460,000	7,055,363
Community Choice Financial, Inc.
10.75%	05/01/19	[2]	6,530,000	6,644,275
Ford Motor Credit Co. LLC
8.00%	12/15/16		6,500,000	7,361,250
General Electric Capital Corp. (MTN)
0.74%	08/15/36	[3]	10,480,000	8,627,922
JPMorgan Chase Capital XIII M
1.20%	09/30/34	[3]	5,917,000	5,074,390
JPMorgan Chase Capital XXI U
1.22%	02/02/37	[3]	4,750,000	3,738,555
MBNA Capital B
1.07%	02/01/27	[3]	4,550,000	3,704,223

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  59

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
ZFS Finance USA Trust II
6.45%	12/15/65	[2,3]	$10,850,000	$11,121,250

				111,786,558

Food — 0.60%
Dean Foods Co.
7.00%	06/01/16		1,000,000	995,000
JBS USA LLC/JBS USA Finance, Inc.
7.25%	06/01/21	[2]	8,475,000	8,305,500
11.63%	05/01/14		2,500,000	2,887,500

				12,188,000

Gaming — 2.43%
Boyd Gaming Corp.
7.13%	02/01/16		9,250,000	8,579,375
CityCenter Holdings LLC/CityCenter Finance Corp.
7.63%	01/15/16	[2]	10,150,000	10,505,250
Marina District Finance Co., Inc.
9.50%	10/15/15		27,950,000	29,207,750
MGM Resorts International
9.00%	03/15/20		1,350,000	1,474,875

				49,767,250

Health Care — 5.30%
Accellent, Inc.
8.38%	02/01/17		23,228,000	24,128,085
Alere, Inc.
7.88%	02/01/16		1,000,000	1,040,000
9.00%	05/15/16		4,779,000	5,000,029
CHS/Community Health Systems, Inc.
8.88%	07/15/15		2,590,000	2,670,937
ConvaTec Healthcare E SA (Luxembourg)
10.50%	12/15/18	[2,4]	7,000,000	7,262,500
HCA, Inc.
7.25%	09/15/20		4,520,000	4,875,950
7.50%	12/15/23		3,965,000	3,756,837
HCA, Inc. (WI)
7.88%	02/15/20		10,000,000	10,925,000
8.50%	04/15/19		6,939,000	7,667,595
Tenet Healthcare Corp.
6.88%	11/15/31		20,600,000	17,201,000
Universal Health Services, Inc.
7.00%	10/01/18		8,250,000	8,518,125
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
7.75%	02/01/19		11,145,000	11,367,900

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Vanguard Health Systems, Inc.
0.00%	02/01/16	[5]	$5,900,000	$3,901,375

				108,315,333

Homebuilding — 0.68%
K Hovnanian Enterprises, Inc.
10.63%	10/15/16		10,000,000	10,025,000
Shea Homes LP/Shea Homes Funding Corp.
8.63%	05/15/19	[2]	4,000,000	3,950,000

				13,975,000

Industrials — 6.15%
American Reprographics Co.
10.50%	12/15/16		12,000,000	12,570,000
Ardagh Packaging Finance Plc (Ireland)
7.38%	10/15/17	[2,4]	3,971,000	4,109,985
9.13%	10/15/20	[2,4]	5,985,000	6,284,250
Berry Plastics Corp.
5.03%	02/15/15	[3]	7,470,000	7,413,975
8.25%	11/15/15		1,250,000	1,325,000
BWAY Holding Co.
10.00%	06/15/18		2,255,000	2,472,044
BWAY Parent Co., Inc. (PIK)
10.13%	11/01/15	[2]	10,822,825	10,876,939
Casella Waste Systems, Inc.
7.75%	02/15/19	[2]	3,300,000	3,349,500
11.00%	07/15/14		1,500,000	1,676,250
Graham Packaging Co. LP/GPC Capital Corp. I
8.25%	01/01/17		2,500,000	2,800,000
Maxim Crane Works LP
12.25%	04/15/15	[2]	12,775,000	12,902,750
Packaging Dynamics Corp.
8.75%	02/01/16	[2]	9,780,000	10,000,050
Polymer Group, Inc.
7.75%	02/01/19	[2]	6,875,000	6,926,563
Reddy Ice Corp. (WI)
11.25%	03/15/15		14,950,000	15,361,125
Solo Cup Co./Solo Cup Operating Corp.
10.50%	11/01/13		26,730,000	27,732,375

				125,800,806

Information Technology — 0.22%
First Data Corp.
7.38%	06/15/19	[2]	655,000	661,550
8.88%	08/15/20	[2]	3,500,000	3,753,750

				4,415,300

See accompanying notes to Schedule of Portfolio Investments.

60  /  N-Q Report June 2011

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance — 0.42%
Farmers Exchange Capital
7.05%	07/15/28	[2]	$1,500,000	$1,548,881
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[2,3]	7,250,000	7,105,196

				8,654,077

Materials — 2.08%
Exopack Holding Corp.
10.00%	06/01/18	[2]	4,000,000	4,000,000
FMG Resources August 2006 Pty Ltd. (Australia)
7.00%	11/01/15	[2,4]	11,975,000	12,274,375
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%	02/01/18		3,000,000	3,135,000
Lyondell Chemical Co.
11.00%	05/01/18		669,024	752,652
NewPage Corp.
10.00%	05/01/12		20,533,000	6,262,562
10.93%	05/01/12		3,000,000	795,000
Sappi Papier Holding GmbH (Austria)
6.63%	04/15/21	[2,4]	7,085,000	6,943,300
Verso Paper Holdings LLC/ Verso Paper, Inc.
11.50%	07/01/14		1,250,000	1,312,500
Verso Paper Holdings LLC/ Verso Paper, Inc. B
4.02%	08/01/14	[3]	3,737,000	3,582,848
11.38%	08/01/16		3,750,000	3,496,875

				42,555,112

Retail — 1.27%
Sears Holding Corp.
6.63%	10/15/18	[2]	28,150,000	25,968,375

Services — 2.77%
Geo Group, Inc.
7.75%	10/15/17		4,700,000	5,005,500
Mobile Mini, Inc.
6.88%	05/01/15		7,900,000	8,077,750
Mobile Mini, Inc. (WI)
7.88%	12/01/20		1,250,000	1,290,625
Neff Rental LLC/Neff Finance Corp.
9.63%	05/15/16	[2]	11,500,000	10,982,500
Service Corp. International/US
7.00%	05/15/19		6,925,000	7,323,187
Stonemor Operating LLC/Cornerstone Family Services of WV/Osiris Holdings
10.25%	12/01/17		11,925,000	11,835,563
TransUnion LLC/TransUnion Financing Corp.
11.38%	06/15/18		7,155,000	7,915,219

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Services (continued)
United Rentals North America, Inc.
10.88%	06/15/16		$3,694,000	$4,151,133

				56,581,477

Transportation — 6.90%
ACL I Corp. (PIK)
10.63%	02/15/16	[2]	11,940,000	11,044,500
Air Canada (Canada)
9.25%	08/01/15	[2,4]	22,035,000	22,696,050
12.00%	02/01/16	[2,4]	4,150,000	4,284,875
American Airlines, Inc.
7.50%	03/15/16	[2]	32,500,000	31,931,250
AWAS Aviation Capital Ltd. (Ireland)
7.00%	10/15/16	[2,4]	11,290,720	11,643,555
Commercial Barge Line Co. (WI)
12.50%	07/15/17		2,975,000	3,354,313
Continental Airlines Pass-Through Trust 2007-1 B
6.90%	04/19/22		6,657,596	6,674,240
Continental Airlines Pass-Through Trust 2009-1 A
9.00%	07/08/16		1,596,930	1,832,477
Continental Airlines, Inc.
6.75%	09/15/15	[2]	3,250,000	3,282,500
Delta Air Lines, Inc. 2002 G1
6.72%	01/02/23		11,291,388	11,432,531
Delta Air Lines, Inc. B
9.75%	12/17/16		1,739,368	1,843,730
Florida East Coast Railway Corp.
8.13%	02/01/17	[2]	3,750,000	3,900,000
JetBlue Airways Pass-Through Trust 2004-2 G1
0.64%	08/15/16	[3]	2,046,944	1,909,130
Northwest Airlines, Inc. 2001 1 A1
7.04%	04/01/22		724,400	761,489
RailAmerica, Inc.
9.25%	07/01/17		11,829,000	13,041,473
United Air Lines, Inc.
9.88%	08/01/13	[2]	8,529,000	8,955,450
US Airways 2010-1 A Pass-Through Trust
6.25%	04/22/23		2,500,000	2,423,437

				141,011,000

Total Corporates
(Cost $1,620,690,070)				1,664,139,319

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  61

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS — 8.82%*
Automotive — 0.89%
Chrysler Term Loan
6.00%	04/28/17	[3,6]	$17,500,000	$17,091,673
Ford Motor Co.-Term Loan B 1st Lien
2.94%	12/15/13	[3,6]	1,230,011	1,230,812

				18,322,485

Communications — 0.70%
Dex Media West LLC Term Loan
7.00%	10/24/14	[3,6]	4,078,757	3,422,759
Intelsat Jackson Holdings Term Loan B
5.25%	04/02/18	[3,6]	2,000,000	2,009,166
R.H. Donnelley, Inc. Term Loan D3
9.00%	10/24/14	[3,6]	467,696	323,295
SuperMedia, Inc. Term Loan B Exit 1st Lien
10.82%	12/31/15	[3,6]	2,358,871	1,433,856
Univision Communications, Inc. Term Loan
4.44%	03/31/17	[3,6]	7,422,494	7,065,709

				14,254,785

Electric — 2.21%
Boston Generating LLC 1st Lien Term Loan
0.01%	12/20/13	[3,6]	411,558	154,334
Entegra Holdings LLC
Term Loan B 3rd Lien (PIK)
6.31%	10/19/15	[3]	21,910,898	15,392,406
Texas Competitive Electric
Holdings Co. LLC
4.17%	10/10/17	[3,6]	38,022,569	29,732,280

				45,279,020

Energy — 1.54%
MACH Gen LLC Term Loan C (PIK)
7.76%	02/15/15	[3,6]	40,347,028	31,470,682

Finance — 1.18%
CIT Group, Inc. Term Loan
6.25%	08/11/15	[3,6]	4,850,000	4,888,106
Kelson Holdings LLC
6.75%	03/08/14	[3,6]	20,072,630	19,211,173

				24,099,279

Gaming — 1.69%
Caesars Entertainment Operating Co., Inc. Term Loan B1
6.89%	01/28/15	[3,6]	3,000,000	2,702,802
Caesars Entertainment Operating Co., Inc. Term Loan B2
3.25%	01/28/15	[3,6]	30,500,000	27,449,909

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Gaming (continued)
Caesars Entertainment Operating Co., Inc. Term Loan B3
3.27%	01/28/15	[3]	$4,932,624	$4,440,886

				34,593,597

Health Care — 0.02%
HCA, Inc. Term Loan 3.50%	05/01/18	[3,6]	461,267	454,893

Industrials — 0.10%
Graham Packaging Co. LP Term Loan D
6.00%	09/23/16	[3,6]	1,985,000	1,991,886

Information Technology — 0.22%
First Data Corp. Term Loan 2018
4.19%	03/24/18	[3,6]	4,428,192	4,070,992
First Data Corp. Term Loan B1
2.94%	09/24/14	[3,6]	471,249	437,378

				4,508,370

Transportation — 0.27%
Delta Air Lines, Inc. Term Loan 5.50%	04/20/17	[3,6]	5,500,000	5,440,705

Total Bank Loans
(Cost $180,616,924)				180,415,702

MORTGAGE-BACKED — 0.60%**
Non-Agency Mortgage-Backed — 0.60%
BHN I Mortgage Fund 2000-1 AF (Argentina)
8.00%	01/31/20	2,4,7,†	2,890	217
Citigroup Mortgage Loan Trust, Inc. 2007-AMC4 A2B
0.33%	05/25/37	[3]	4,900,000	2,963,528
Countrywide Asset-Backed Certificates 2007-13 2A1
1.09%	10/25/47	[3]	582,141	396,706
Credit-Based Asset Servicing and Securitization LLC 2006-CB6 A23
0.34%	07/25/36	[3]	3,984,744	2,517,091
Credit-Based Asset Servicing and Securitization LLC 2006-CB8 A2B
0.30%	10/25/36	[3]	3,800,000	3,141,806
Home Equity Asset Trust 2007-1 2A1
0.25%	05/25/37	[3]	95,966	93,812
HSBC Home Equity Loan Trust 2007-3 M1
2.44%	11/20/36	[3]	3,800,000	2,992,741
Securitized Asset Backed Receivables LLC Trust 2007-BR2 A2
0.42%	02/25/37	[3]	390,845	161,557

				12,267,458

See accompanying notes to Schedule of Portfolio Investments.

62  /  N-Q Report June 2011

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed — 0.00%
Fannie Mae 1993-225 SG
26.60%	12/25/13	[3]	$28,767	$34,866
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		15,729	826

				35,692

Total Mortgage-Backed
(Cost $7,697,410)				12,303,150

Total Bonds – 90.80%
(Cost $1,809,004,404)				1,856,858,171

Issues			Shares	Value
PREFERRED STOCK — 0.88%
Electric — 0.23%
PPL Corp.
0.24%			82,400	4,606,160

Finance — 0.65%
Citigroup Capital XIII
0.20%			481,100	13,364,958

Total Preferred Stock
(Cost $17,480,743)				17,971,118

Issues			Contracts	Value
PUT OPTIONS PURCHASED — 0.04%
U.S. Government — 0.04%
U.S. Long Bond (CBT) Put Strike $120, expires 08/26/11
			860	$873,438

Total Put Options Purchased
(Cost $1,978,663)

Issues	Maturity Date		Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.16%
Money Market Fund — 1.95%
Dreyfus Cash Advantage Fund
0.13%[8]			$19,956,000	$19,956,000
DWS Money Market Series-Institutional
0.06%[8]			2,799,000	2,799,000
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio
0.08%[8]			17,190,000	17,190,000

				39,945,000

U.S. Treasury Bills — 0.21%
U.S. Treasury Bills
0.04%[9]	09/08/11		500,000	499,995
0.04%[9]	09/08/11	[10]	3,085,000	3,084,970
0.06%[9]	08/04/11		720,000	719,993

				4,304,958

Total Short-Term Investments
(Cost $44,249,715)				44,249,958

Total Investments – 93.88%
(Cost $1,872,713,525)[1]				1,919,952,685

Cash and Other Assets, Less
Liabilities – 6.12%				125,128,637

Net Assets – 100.00%				$2,045,081,322

Issues	Contracts	Premiums (Received)	Value
CALL OPTIONS WRITTEN
U.S. Long Bond (CBT), Call Strike $126, expires 08/26/11	(860)	$(858,134)	$(1,021,250)

Total Call Options Written		$(858,134)	$(1,021,250)

PUT OPTIONS WRITTEN

U.S. Long Bond (CBT) Put Strike $116, expires 08/26/11,	(860)	$(881,337)	$(295,625)

Total Put Options Written		$(881,337)	$(295,625)

Expiration Date	Notional Amount (000’s)	Appreciation/ (Depreciation)	Value
SWAPS: INTEREST RATE
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 1.38% quarterly. Counterparty: CS First Boston
06/18/14	$56,545	$91,342	$91,342

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  63

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Expiration Date	Notional Amount (000’s)	Appreciation/ (Depreciation)	Value
SWAPS: INTEREST RATE (continued)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.66% quarterly. Counterparty: CS First Boston
06/18/17	$23,690	$(112,847)	$(112,847)

	$80,235	$(21,505)	$(21,505)

Expiration Date	Premiums Paid	Notional Amount (000’s)[a]	Appreciation	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Citigroup, Inc.
09/20/16	$11,377	$350	$13,248	$24,625
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG
09/20/16	13,511	300	7,596	21,107
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc.
09/20/16	13,286	295	7,470	20,756
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston
09/20/16	4,520	1,000	40,856	45,376

	$42,694	$1,945	$69,170	$111,864

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)a	Appreciation	Valueb
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES
The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 16, due 06/20/16. Counterparty: CS First Boston
06/20/16	$3,094	$5,000	$83,653	$86,747
The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 16, due 06/20/16. Counterparty: CS First Boston
06/20/16	(3,120)	5,000	87,189	84,069
The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 16, due 06/20/16. Counterparty: JPMorgan Chase & Co.
06/20/16	12,404	10,000	161,091	173,495
The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 16, due 06/20/16. Counterparty: JPMorgan Chase & Co.

06/20/16	(3,120)	5,000	87,189	84,069

	$9,258	$25,000	$419,122	$428,380

a

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[b]

The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $1,873,009,136 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$84,745,125
Gross unrealized depreciation	(37,801,576)

Net unrealized appreciation	$46,943,549

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2011, was $561,926,188, representing 27.48% of total net assets.

[3]	Floating rate security. The rate disclosed was in effect at June 30, 2011.
[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2011.
[6]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
12/08/09	Boston Generating LLC
	1st Lien Term Loan,
	0.01%, 12/20/13	$341,285	$154,334	0.01%
10/05/10	Caesars Entertainment
	Operating Co., Inc. Term
	Loan B1, 6.89%, 01/28/15	2,673,877	2,702,802	0.13%
10/09/09	Caesars Entertainment
	Operating Co., Inc. Term
	Loan B2, 3.25%, 01/28/15	27,631,359	27,449,909	1.34%
05/19/11	Chrysler Term Loan,
	6.00%, 04/28/17	17,359,677	17,091,673	0.83%
09/13/10	CIT Group, Inc. Term
	Loan, 6.25%, 08/11/15	4,880,746	4,888,106	0.24%
04/15/11	Delta Air Lines, Inc. Term
	Loan, 5.50%, 04/20/17	5,419,881	5,440,705	0.27%
01/13/09	Dex Media West LLC
	Term Loan, 7.00%,
	10/24/14	3,330,815	3,422,759	0.17%
01/28/09	First Data Corp. Term
	Loan 2018, 4.19%,
	03/24/18	3,699,848	4,070,992	0.20%
05/21/10	First Data Corp. Term
	Loan B1, 2.94%, 09/24/14	413,979	437,378	0.02%
04/13/10	Ford Motor Co. - Term
	Loan B 1st Lien, 2.94%,
	12/15/13	1,205,152	1,230,812	0.06%
09/16/10	Graham Packaging Co.
	LP Term Loan D, 6.00%,
	09/23/16	1,972,022	1,991,886	0.10%
06/22/09	HCA, Inc. Term Loan,
	3.50%, 05/01/18	443,741	454,893	0.02%

See accompanying notes to Schedule of Portfolio Investments.

64  /  N-Q Report June 2011

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
12/17/10	Intelsat Jackson Holdings
	Term Loan B, 5.25%,
	04/02/18	$1,990,642	$2,009,166	0.10%
08/16/10	Kelson Holdings LLC,
	6.75%, 03/08/14	18,883,228	19,211,173	0.94%
01/08/09	MACH Gen LLC Term
	Loan C (PIK), 7.76%,
	02/15/15	31,678,176	31,470,682	1.54%
01/11/10	R.H. Donnelley, Inc. Term
	Loan D3, 9.00%, 10/24/14	455,910	323,295	0.02%
01/29/10	SuperMedia, Inc. Term
	Loan B Exit 1st Lien,
	10.82%, 12/31/15	2,055,793	1,433,856	0.07%
06/11/09	Texas Competitive Electric
	Holdings Co. LLC, 4.17%,
	10/10/17	30,846,871	29,732,280	1.45%
09/27/10	Univision Communica-
	tions, Inc. Term Loan,
	4.44%, 03/31/17	6,910,619	7,065,709	0.34%

		$162,193,621	$160,582,410	7.85%

[7]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $217, which is 0.00% of total net assets.
[8]	Represents the current yield as of June 30, 2011.
[9]	Represents annualized yield at date of purchase.
[10]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $3,814,900.
†

Fair valued security. The aggregate value of fair valued securities is $217, which is 0.00% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These classifications are unaudited.

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(PIK): Payment in kind

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  65

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 98.19%
ASSET-BACKED SECURITIES —16.01%**
Aerco Ltd. 2A A3 (United Kingdom)
0.65%	07/15/25	[2,3,4]	$2,445,940	$1,968,981
Aircastle Aircraft Lease Backed Trust
2007-1A G1
0.45%	06/14/37	[3,4]	1,060,812	949,455
Babcock & Brown Air Funding I Ltd. 2007-1A G1 (Bermuda)
0.49%	11/14/33	[2,3,4]	1,178,995	1,022,594
Brazos Higher Education Authority, Inc.
2010-1 A2
1.46%	02/25/35	[3]	2,800,000	2,698,546
Bryant Park CDO Ltd. 2005-1X Note
0.00%	01/15/19	†	900,000	675,002
CIT Education Loan Trust 2007-1 A
0.34%	03/25/42	[3,4]	2,189,107	2,000,937
Conseco Finance Securitizations Corp.
2001-4 A4
7.36%	09/01/33		1,090,378	1,177,721
Crystal River 2005-1A A (Cayman Islands)
0.61%	03/02/46	[2,3,4]	470,845	70,921
EFS Volunteer LLC 2010-1 A2
1.12%	10/25/35	[3,4]	800,000	760,758
GE Corporate Aircraft Financing LLC
2005-1A B
0.84%	08/26/19	3,4,†	432,810	393,859
GE Corporate Aircraft Financing LLC
2005-1A C
1.49%	08/26/19	[3,4]	953,000	862,465
GE Seaco Finance SRL 2004-1A A (Barbados)
0.49%	04/17/19	[2,3,4]	340,000	329,518
GE Seaco Finance SRL 2005-1A A (Barbados)
0.44%	11/17/20	[2,3,4]	563,125	526,508
Genesis Funding Ltd. 2006-1A G1 (Bermuda)
0.43%	12/19/32	[2,3,4]	1,030,900	909,770
Green Tree Recreational Equipment & Consumer Trust 1996-C Certificates
7.65%	10/15/17		726	663
Lease Investment Flight Trust 1 A1
0.58%	07/15/31	[3]	400,000	268,000
Lease Investment Flight Trust 1 A2
0.62%	07/15/31	[3]	2,300,000	1,541,000
Mid-State Trust 11 B
8.22%	07/15/38		17,313	16,871
North Carolina State Education Authority
2011-1 A3
1.21%	10/25/41		2,650,000	2,471,629
Northstar Education Finance, Inc. 2007-1 A3,
Student Loan Asset Backed Note
0.36%	01/29/46	[3]	2,250,000	2,068,992

	Maturity		Principal
Issues	Date		Amount	Value
ASSET-BACKED SECURITIES (continued)
PAMCO CLO 1998-1A B2 (Cayman Islands)
1.62%	12/31/11	2,3,4,5,†	$424,879	$8,496
Peach Finance Co. 2000 A
4.71%	04/15/48	[4]	789,932	829,429
Structured Asset Receivables Trust 2005-1A Certificates
0.77%	01/21/15	3,4,†	8,044,650	7,642,493
TAL Advantage LLC 2006-1 NT
0.40%	04/20/21	[4]	290,000	274,258
TAL Advantage LLC 2010-2A A
4.30%	10/20/25	[4]	480,667	502,875
TAL Advantage LLC 2011-2A A
4.31%	05/20/26	[4]	495,833	487,955
TAL Advantage LLC 2011-A1 A
4.60%	01/20/26	[4]	239,583	247,062
Textainer Marine Containers Ltd. 2005-1A A
(Bermuda)
0.44%	05/15/20	[2,3,4]	440,625	425,434
Textainer Marine Containers Ltd. 2011-1A A
(Bermuda)
4.70%	06/15/26	2,4,†	1,250,000	1,246,113
Trinity Rail Leasing LP 2006-1A A1
5.90%	05/14/36	[4]	853,721	878,087
Triton Container Finance LLC 2006-1A
0.36%	11/26/21	[3,4]	690,625	652,301
Triton Container Finance LLC 2007-1A
0.33%	02/26/19	[3,4]	492,708	473,262
US Education Loan Trust LLC 2006-2A A1
0.43%	03/01/31	[3,4]	2,800,000	2,526,981

Total Asset-Backed Securities
(Cost $37,938,500)				36,908,936

CORPORATES — 24.52%*
Banking — 4.89%
Ally Financial, Inc.
2.45%	12/01/14	[3]	1,538,000	1,472,429
BAC Capital Trust XV
1.05%	06/01/56	[3]	2,000,000	1,404,072
Chase Capital VI
0.90%	08/01/28	[3]	1,000,000	827,460
Credit Suisse/Guernsey 1 (Switzerland)
0.95%	05/29/49	[2,3]	4,900,000	4,048,625
Deutsche Bank Capital Funding Trust VII
5.63%	01/19/49	[3,4]	1,000,000	890,000
Fleet Capital Trust V
1.25%	12/18/28	[3]	950,000	783,083
Nationsbank Capital Trust III
0.83%	01/15/27	[3]	1,000,000	813,280

See accompanying notes to Schedule of Portfolio Investments.

66  /  N-Q Report June 2011

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Banking (continued)
Nationsbank Capital Trust IV
8.25%	04/15/27		$1,010,000	$1,039,038

				11,277,987

Communications — 1.52%
CCH II Holdings LLC/CCH II Holdings
Capital Corp.
13.50%	11/30/16		525,000	618,188
CSC Holdings LLC
8.50%	06/15/15		1,510,000	1,632,688
Nextel Communications, Inc. C
5.95%	03/15/14		1,250,000	1,253,122

				3,503,998

Electric — 2.79%
Calpine Construction Finance Co. LP
8.00%	06/01/16	[4]	1,875,000	2,034,375
Dynegy Roseton/Danskammer
Pass-Through Trust B
7.67%	11/08/16		1,175,000	1,045,750
NRG Energy, Inc.
7.88%	05/15/21	[4]	915,000	917,288
Reliant Energy Mid-Atlantic
Power Holdings LLC B
9.24%	07/02/17		2,266,627	2,447,957

				6,445,370

Energy — 2.93%
Arch Coal, Inc.
7.00%	06/15/19	[4]	650,000	656,500
Sabine Pass LNG LP
7.25%	11/30/13		3,930,000	4,047,900
Southern Union Co.
7.20%	11/01/66	[3]	2,200,000	2,048,750

				6,753,150

Finance — 7.71%
Astoria Depositor Corp.
8.14%	05/01/21	[4]	1,200,000	1,152,000
Barnett Capital III
0.90%	02/01/27	[3]	1,000,000	809,950
Chase Capital II B
0.77%	02/01/27	[3]	3,144,000	2,597,170
CIT Group, Inc.
6.63%	04/01/18	[4]	1,195,000	1,251,016
Citigroup, Inc.
0.81%	08/25/36	[3]	3,350,000	2,498,464
General Electric Capital Corp. (MTN)
0.65%	05/05/26	[3]	2,319,000	2,027,094
0.74%	08/15/36	[3]	1,000,000	823,275

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Finance (continued)
Goldman Sachs Group, Inc.
0.79%	01/12/15	[3]	$750,000	$723,864
JPMorgan Chase Capital XXIII
1.26%	05/15/47	[3]	200,000	159,488
Morgan Stanley (MTN)
0.73%	10/18/16	[3]	4,050,000	3,724,218
Prudential Holdings LLC
8.70%	12/18/23	[4]	1,000,000	1,216,435
US Education Loan Trust IV LLC
2006-1 A4
0.31%	03/01/41	4,†	900,000	792,002

				17,774,976

Health Care — 0.63%
CHS/Community Health Systems, Inc.
8.88%	07/15/15		485,000	500,156
HCA, Inc. (WI)
7.88%	02/15/20		870,000	950,475

				1,450,631

Insurance — 0.45%
Farmers Exchange Capital

7.05%	07/15/28	[4]	1,000,000	1,032,587

Real Estate Investment Trust (REIT) — 0.25%
HCP, Inc.

7.07%	06/08/15		500,000	567,812

Transportation — 3.35%
AWAS Aviation Capital Ltd. (Ireland)
7.00%	10/15/16	[2,4]	618,800	638,138
Continental Airlines Pass-Through Trust
1997-1 A
7.46%	04/01/15		1,413,445	1,427,579
Continental Airlines Pass-Through Trust
2007-1 A
5.98%	04/19/22		488,661	505,458
Continental Airlines Pass-Through Trust
2007-1 B
6.90%	04/19/22		2,578,578	2,585,024
Delta Air Lines, Inc. 2002 G1
6.72%	01/02/23		759,620	769,116
JetBlue Airways Pass-Through Trust
2004-2 G1
0.64%	08/15/16	[3]	935,746	872,745
UAL Pass-Through Trust 2009-1
10.40%	11/01/16		818,209	927,644

				7,725,704

Total Corporates
(Cost $48,696,978)				56,532,215

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  67

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
BANK LOANS — 1.82%*
Electric — 0.03%
Boston Generating LLC 1st Lien Term Loan
0.01%	12/20/13	[3,6]	$173,407	$65,028

Energy — 0.52%
MACH Gen LLC Term Loan C (PIK)
7.76%	02/15/15	[3,6]	1,529,977	1,193,382

Gaming — 1.27%
Caesars Entertainment Operating Co., Inc.
Term Loan B2
3.25%	01/28/15	[3,6]	3,250,000	2,924,990

Total Bank Loans
(Cost $4,305,433)				4,183,400

MORTGAGE-BACKED — 55.73%**
Commercial Mortgage-Backed — 3.97%
Bayview Commercial Asset Trust
2006-SP1 M1
0.64%	04/25/36	[3,4]	1,275,000	931,261
Bayview Commercial Asset Trust
2007-1 A1
0.41%	03/25/37	[3,4]	3,936,546	2,950,761
GE Business Loan Trust 2003-2A A
0.56%	11/15/31	[3,4]	1,146,932	1,056,427
GE Business Loan Trust 2004-1 A
0.48%	05/15/32	[3,4]	1,087,988	1,012,093
GE Business Loan Trust 2004-2A A
0.41%	12/15/32	[3,4]	726,515	658,433
GE Business Loan Trust 2005-1A A3
0.44%	06/15/33	[3,4]	1,500,000	1,347,416
GE Business Loan Trust 2005-2A A
0.43%	11/15/33	[3,4]	1,348,267	1,201,940

				9,158,331

Non-Agency Mortgage-Backed — 38.17%
Asset Backed Securities Corp Home Equity
2007-HE1 A4
0.33%	12/25/36	[3]	3,000,000	1,277,752
Banc of America Funding Corp. 2006-D 1A2
0.47%	05/20/36	[3]	5,900,000	1,258,924
Banco de Credito Y Securitizacion SA
2001-1 AF (Argentina)
8.00%	07/31/11	[2,4,5]	190,250	15,220
BCAP LLC Trust 2010-RR11 3A2
2.83%	06/27/36	[3,4]	2,126,044	1,967,216
BCAP LLC Trust 2011-RR3 1A5
5.55%	05/27/37	[4]	2,458,855	2,363,575
BCAP LLC Trust 2011-RR3 5A3
5.09%	11/27/37	[4]	2,794,837	2,542,441
BCAP LLC Trust 2011-RR4 1A3
3.04%	03/26/36	[4]	1,430,096	1,304,969

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BHN I Mortgage Fund 2000-1 AF (Argentina)
8.00%	01/31/202,4,5,† $ 110			$8
Centex Home Equity 2006-A AV4
0.44%	06/25/36	[3]	4,300,000	2,569,972
Citicorp Residential Mortgage Securities, Inc.
2007-1 A5 (STEP)
6.05%	03/25/37		1,750,000	1,297,811
Citigroup Mortgage Loan Trust, Inc.
2007-WFH2 A3
0.37%	03/25/37	[3]	5,000,000	3,676,367
Citigroup Mortgage Loan Trust, Inc.
2007-WFH2 M1
0.59%	03/25/37	[3]	6,500,000	1,741,743
Conseco Finance 2002-C BF1
8.00%	06/15/32	[3]	3,763,000	3,377,855
Conseco Finance 2002-C BF2
8.00%	06/15/32	[3,4]	1,033,661	784,771
Conseco Finance Securitizations Corp.
2002-1 A
6.68%	12/01/33	[3]	86,815	92,556
Conseco Financial Corp. 1996-10 M1
7.24%	11/15/28	[3]	2,700,000	2,851,301
Conseco Financial Corp. 1996-7 M1
7.70%	10/15/27	[3]	1,162,000	1,233,831
Conseco Financial Corp. 1996-8 A6
7.60%	10/15/27	[3]	24,415	25,597
Conseco Financial Corp. 1997-3 A7
7.64%	03/15/28	[3]	624,507	688,587
Conseco Financial Corp. 1998-3 A6
6.76%	03/01/30	[3]	1,074,888	1,136,225
Conseco Financial Corp. 1998-4 A6
6.53%	04/01/30	[3]	1,255,705	1,319,810
Conseco Financial Corp. 1998-4 A7
6.87%	04/01/30	[3]	621,786	664,750
Conseco Financial Corp. 1999-5 A5
7.86%	03/01/30	[3]	138,882	130,046
Countrywide Asset-Backed Certificates
2007-4 A2
5.53%	09/25/37		930,000	816,090
Credit-Based Asset Servicing and Securitization LLC 2006-CB4 AV3
0.34%	05/25/36	[3]	6,684,693	4,000,197
Credit-Based Asset Servicing and Securitization LLC 2006-CB6 A24
0.44%	07/25/36	[3]	3,000,000	1,085,721
Credit-Based Asset Servicing and Securitization LLC 2007-CB3 A1 (STEP)
5.42%	03/25/37		2,474,249	1,109,536
Deutsche ALT-A Securities, Inc.
2007-AR3 2A4
0.54%	06/25/37	[3]	4,800,000	1,281,879

See accompanying notes to Schedule of Portfolio Investments.

68  /  N-Q Report June 2011

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Deutsche Financial Capital Securitization LLC
1997-I A3
6.75%	09/15/27		$42,309	$43,221
First Franklin Mortgage Loan Asset Backed
Certificates 2007-FF1 A2D
0.41%	01/25/38	[3]	6,900,000	2,980,317
Green Tree 2008-MH1 A3
8.97%	04/25/38	[3,4]	2,177,551	2,429,839
Green Tree Home Improvement Loan Trust
1995-C B2
7.60%	07/15/20		20,016	19,843
Green Tree Home Improvement Loan Trust
1995-D B2
7.45%	09/15/25		75,395	65,500
Green Tree Home Improvement Loan Trust
1995-F B2
7.10%	01/15/21		9,939	9,799
HSBC Home Equity Loan Trust 2007-1 M1
0.57%	03/20/36	[3]	1,210,000	849,667
HSBC Home Equity Loan Trust 2007-2 M2
0.56%	07/20/36	[3]	735,000	456,999
IndyMac Index Mortgage Loan Trust
2007-FLX2 A1C
0.38%	04/25/37	[3]	2,641,326	1,166,992
IndyMac Manufactured Housing Contract
1997-1 A3
6.61%	02/25/28		664,234	652,906
IndyMac Manufactured Housing Contract
1997-1 A4
6.75%	02/25/28		327,981	323,919
IndyMac Manufactured Housing Contract
1998-1 A4
6.49%	09/25/28		257,951	254,119
IndyMac Manufactured Housing Contract
1998-1 A5
6.96%	09/25/28	[3]	621,748	626,232
IndyMac Manufactured Housing Contract
1998-2 A2
6.17%	12/25/11		116,250	116,343
IndyMac Manufactured Housing Contract
1998-2 A4
6.64%	12/25/27	[3]	1,150,915	1,149,358
JPMorgan Mortgage Acquisition Corp.
2006-FRE1 A3
0.38%	05/25/35	[3]	729,130	627,896
JPMorgan Mortgage Acquisition Corp.
2007-CH5 A3
0.30%	05/25/37	[3]	1,575,000	1,162,025
Lehman ABS Manufactured Housing Contract
Trust 2001-B A6
6.47%	08/15/28	[3]	1,216,872	1,308,717

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman ABS Mortgage Loan Trust
2007-1 2A1
0.28%	06/25/37	[3,4]	$126,157	$44,179
Lehman XS Trust 2006-13 1A2
0.36%	09/25/36	[3]	2,128,086	1,298,357
Lehman XS Trust 2006-13 1A3
0.48%	09/25/36	[3]	4,998,476	1,196,093
Lehman XS Trust 2006-19 A2
0.36%	12/25/36	[3]	2,117,176	1,219,106
Lehman XS Trust 2006-9 A1B
0.35%	05/25/46	[3]	2,120,664	1,222,419
Lehman XS Trust 2007-12N 1A3A
0.39%	07/25/47	[3]	14,120,000	5,263,265
Merrill Lynch Mortgage Investors, Inc.
2004-HE2 A2C
0.77%	08/25/35	[3]	709,726	690,329
Mid-State Trust 2004-1 B
8.90%	08/15/37		1,297,813	1,244,969
Mid-State Trust 2004-1 M1
6.50%	08/15/37		897,577	900,254
Mid-State Trust 6 A4
7.79%	07/01/35		48,725	48,426
Morgan Stanley Mortgage Loan Trust
2006-7 5A2
5.96%	06/25/36	[3]	3,363,713	1,833,536
Nationstar Home Equity Loan Trust
2007-A AV4
0.42%	03/25/37	[3]	5,000,000	2,911,583
Oakwood Mortgage Investors, Inc. 1998-A A4
6.20%	05/15/28		1,628	1,644
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		114,671	115,103
Oakwood Mortgage Investors, Inc. 1998-D A
6.40%	01/15/29		749,567	757,413
Oakwood Mortgage Investors, Inc. 1999-A A2
5.89%	04/15/29		163,488	163,262
Oakwood Mortgage Investors, Inc. 1999-B A4
6.99%	12/15/26		1,263,223	1,277,560
Oakwood Mortgage Investors, Inc. 2001-D A3
5.90%	09/15/22	[3]	1,710,646	1,382,101
Oakwood Mortgage Investors, Inc. 2002-A A3
6.03%	05/15/24	[3]	1,142,550	1,118,893
Oakwood Mortgage Investors, Inc.
2002-A AIO (IO)
6.00%	03/15/32	5,†	176,245	35
Opteum Mortgage Acceptance Corp.
2005-5 2A1B
5.64%	12/25/35	[3]	619,706	610,587
Origen Manufactured Housing 2005-A M1
5.46%	06/15/36	[3]	1,157,395	1,197,850

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  69

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Origen Manufactured Housing 2006-A A1
0.34%	11/15/18	[3]	$1,582,071	$1,553,438
Securitized Asset Backed Receivables LLC
Trust 2006-H2 A2D
0.43%	07/25/36	[3]	2,200,000	761,279
Securitized Asset Backed Receivables LLC
Trust 2007-BR4 A2C
0.48%	05/25/37	[3]	2,600,000	891,345
SG Mortgage Securities Trust
2007-NC1 A2
0.43%	12/25/36	[3,4]	1,158,062	580,770
Specialty Underwriting & Residential Finance
2004-BC4 A2C
0.68%	10/25/35	[3]	1,876,008	1,647,326
Terwin Mortgage Trust 2004-7HE A1
0.74%	07/25/34	[3,4]	122,539	108,810
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30	[3]	585	253
UCFC Manufactured Housing Contract
1997-4 A4
7.00%	04/15/29	[3]	654,517	674,014
Vanderbilt Mortgage Finance 2002-C A5
7.60%	12/07/32		1,100,000	1,136,553
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-0A2 2A
0.98%	01/25/47	[3]	2,813,723	1,262,892
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33		22,718	23,375

				87,995,461

U.S. Agency Mortgage-Backed — 13.59%
Fannie Mae (TBA)
3.50%	07/25/26		2,065,000	2,103,074
6.00%	07/25/41		1,135,000	1,247,081
Fannie Mae 1993-80 S
10.61%	05/25/23	[3]	12,565	13,822
Fannie Mae 2000-45 SA (IO)
7.76%	12/18/30	[3]	2,060,696	340,194
Fannie Mae 2001-42 SB
8.50%	09/25/31	[3]	1,868	1,875
Fannie Mae 2003-124 IO (IO)
5.25%	03/25/31		43,349	736
Fannie Mae 2003-124 TS
9.80%	01/25/34	[3]	29,860	32,339
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		504,921	38,629
Fannie Mae 2005-92 US (IO)
5.91%	10/25/25	[3]	8,231,089	1,040,437
Fannie Mae 2006-125 SM
7.01%	01/25/37	[3]	9,500,559	1,631,970

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae 2006-8 HL
6.51%	03/25/36	[3]	$8,826,422	$1,703,876
Fannie Mae 2008-50 SA (IO)
5.86%	11/25/36	[3]	8,354,569	1,298,801
Fannie Mae 2010-112 PI (IO)
6.00%	10/25/40		6,094,518	1,177,784
Fannie Mae 2010-43 KS
6.23%	05/25/40	[3]	6,680,600	998,721
Fannie Mae Pool 889117
5.00%	10/01/35		1,041,343	1,111,878
Freddie Mac 1602 SN
10.09%	10/15/23	[3]	14,590	14,171
Freddie Mac 1673 SD
12.60%	02/15/24	[3]	668,894	823,202
Freddie Mac 1760 ZD
2.65%	02/15/24	[3]	1,437,624	1,452,131
Freddie Mac 2527 TI (IO)
6.00%	02/15/32		113,293	3,833
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		281,282	5,430
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		78,748	10,250
Freddie Mac 2657 LX (IO)
6.00%	05/15/18		379,946	28,995
Freddie Mac 2764 SH
7.50%	03/15/34	[3]	109,555	112,478
Freddie Mac 3242 SA (IO)
6.16%	11/15/36	[3]	28,588,028	4,179,495
Freddie Mac 3247 SI (IO)
0.15%	08/15/36	[3]	77,170,513	311,561
Freddie Mac 3260 AS (IO)
6.19%	01/15/37	[3]	31,799,829	4,790,466
Freddie Mac 3280 SI (IO)
6.25%	02/15/37	[3]	20,689,963	3,178,806
Freddie Mac 3289 SD (IO)
5.93%	03/15/37	[3]	9,345,680	1,115,764
Freddie Mac Gold (TBA)
3.50%	07/15/26		2,095,000	2,133,954
Ginnie Mae 2001-31 SJ
27.35%	02/20/31	[3]	65,457	103,029
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		43,649	2,291
Ginnie Mae 2004-8 SE
13.93%	11/26/23	[3]	297,245	330,305

				31,337,378

Total Mortgage-Backed
(Cost $129,677,681)				128,491,170

See accompanying notes to Schedule of Portfolio Investments.

70  /  N-Q Report June 2011

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

	Maturity	Principal
Issues	Date	Amount	Value
MUNICIPAL BONDS — 0.11%*
Illinois — 0.11%
State of Illinois, Pension Funding G.O.,
Taxable
4.07%	01/01/14	$250,000	$258,980

Total Municipal Bonds
(Cost $248,778)			258,980

Total Bonds – 98.19%
(Cost $220,867,370)			226,374,701

Issues	Shares	Value
PREFERRED STOCK — 1.63%
Communications — 0.60%
Corts Trust for US West Communications
7.50%	7,118	179,800
Citizens Communications Co. Preferred Plus Trust
8.38%	12,100	306,130
Qwest Capital Funding Preferred Plus Trust
7.75%	9,650	244,821
8.00%	19,500	495,690
Verizon Global Funding Corp. Preferred Plus Trust
7.63%	6,100	160,186

		1,386,627

Electric — 0.55%
PPL Corp.
0.24%	22,500	1,257,750

Finance — 0.48%
Citigroup Capital XIII
0.20%	40,000	1,111,200
Terwin Mortgage Trust 2005-P1 A
0.00%3,5,6,†	570	1

		1,111,201

Total Preferred Stock
(Cost $3,417,447)		3,755,578

	Maturity		Principal
Issues	Date		Amount	Value
SHORT-TERM INVESTMENTS — 2.03%
Money Market Fund — 2.00%
Dreyfus Cash Advantage Fund
0.13%[7]			$2,298,000	$2,298,000
DWS Money Market Series-Institutional
0.06%[7]			278,000	278,000
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio
0.08%[7]			2,021,000	2,021,000
Goldman Sachs Financial Square Funds - Prime Obligations Fund
0.03%[7,8]			20,000	20,000

				4,617,000

U.S. Treasury Bills — 0.03%
U.S. Treasury Bills
0.03%[9]	09/08/11	[10]	55,000	54,999

Total Short-Term Investments
(Cost $4,671,996)				4,671,999

Total Investments – 101.85%

(Cost $228,956,813)[1]				234,802,278

Liabilities in Excess of Other
Assets – (1.85)%				(4,253,955)

NET ASSETS – 100.00%				$230,548,323

		Unrealized
Contracts		(Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
12	Euro Dollar Ninety Day,
	Expiration September 2011	$(81,018)
7	Euro Dollar Ninety Day,
	Expiration December 2011	(53,092)
7	Euro Dollar Ninety Day,
	Expiration March 2012	(55,818)
7	Euro Dollar Ninety Day,
	Expiration June 2012	(57,130)

	Net unrealized depreciation	$(247,058)

	Notional
Expiration	Amount
Date	(000’s)	(Depreciation)	Value
SWAPS: TOTAL RETURN
Based on the change in the return of the markit IOS Index referencing the interest component of the 6.50% coupon, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pools. Counterparty: Deutsche Bank AG
01/12/39	$996	$(4,203)	$(4,203)

	$996	$(4,203)	$(4,203)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  71

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

	Notional
Expiration	Amount	Appreciation/
Date	(000’s)	(Depreciation)	Value
SWAPS: INTEREST RATE
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 1.38% quarterly.
Counterparty: CS First Boston
06/18/14	$6,325	$10,217	$10,217
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.66% quarterly.
Counterparty: CS First Boston
06/18/17	2,650	(12,623)	(12,623)

	$8,975	$(2,406)	$(2,406)

		Notional
Expiration	Premiums	Amount
Date	Paid	(000’s)[a]	Appreciation	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Citigroup, Inc.
09/20/16	$5,525	$170	$6,435	$11,960
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG
09/20/16	5,855	130	3,292	9,147
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc.
09/20/16	5,855	130	3,292	9,147
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston
09/20/16	11,301	2,500	102,140	113,441

	$28,536	$2,930	$115,159	$143,695

[a]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

Notes:

[1]	Cost for federal income tax purposes is $229,348,113 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$28,280,966
Gross unrealized depreciation	(22,826,801)

Net unrealized appreciation	$5,454,165

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[3]	Floating rate security. The rate disclosed was in effect at June 30, 2011.
[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, nor-mally to qualified institutional buyers. The market value of these securities at June 30, 2011, was $57,870,982, representing 25.10% of total net assets.

5 Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $23,760, which is 0.01% of total net assets.

6 Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

				% of
Date of		Amortized		Total
Purchase	Security	Cost	Value	Net Assets
12/19/06	Boston Generating LLC
	1st Lien Term Loan,
	0.01%, 12/20/13	$173,408	$65,028	0.03%
06/24/10	Caesars Entertainment
	Operating Co., Inc. Term
	Loan B2, 3.25%, 01/28/15	2,864,711	2,924,990	1.27%
04/01/11	MACH Gen LLC Term
	Loan C (PIK), 7.76%,
	02/15/15	1,267,314	1,193,382	0.52%
04/19/05	Terwin Mortgage Trust
	2005-P1 A, 0.00%,	2,893	1	0.00%

		$4,308,326	$4,183,401	1.82%

[7]	Represents the current yield as of June 30, 2011.
[8]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $20,000.
[9]	Represents annualized yield at date of purchase.
[10]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $54,998.
†

Fair valued security. The aggregate value of fair valued securities is $10,758,009, which is 4.67% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These classifications are unaudited.

(G.O.): General Obligation

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(PIK): Payment in kind

(STEP): Step coupon bond

(TBA): To be announced

See accompanying notes to Schedule of Portfolio Investments.

72  /  N-Q Report June 2011

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 87.61%
ASSET-BACKED SECURITIES — 1.68%**
Aviation Capital Group Trust 2003-2A G2
0.99%	09/20/33	2,3,†	$54,753	$46,267
BMW Vehicle Lease Trust 2009-1 A3
2.91%	03/15/12		9,011	9,018
Capital Auto Receivables Asset Trust
2008-CPA A1
1.04%	01/15/13	[2,3]	30,219	30,279
Castle Trust 2003-1AW A1
0.94%	05/15/27	2,3,†	76,612	71,632
Green Tree Recreational Equipment & Consumer Trust 1996-D Certificates
7.24%	12/15/22		13,861	9,501

Total Asset-Backed Securities
(Cost $126,421)				166,697

CORPORATES — 27.22%*
Banking — 4.14%
Abbey National Treasury Services Plc (YCD)
(United Kingdom)
1.57%	04/25/13	[2,4]	50,000	50,307
Credit Suisse/Guernsey 1 (Switzerland)
0.95%	05/29/49	[2,4]	230,000	190,037
Lloyds TSB Bank Plc (United Kingdom)
2.62%	01/24/14	[2,4]	70,000	71,026
National Australia Bank, Ltd. S (Australia)
1.01%	04/11/14	[2,4]	100,000	99,684

				411,054

Communications — 0.26%
Nextel Communications, Inc. E
6.88%	10/31/13		25,000	25,281

Consumer Discretionary — 0.71%
Anheuser-Busch InBev Worldwide, Inc.
0.82%	01/27/14	[2]	70,000	70,377

Electric — 1.25%
KCP&L Greater Missouri Operations Co.
11.88%	07/01/12		80,000	88,161
W3A Funding Corp.
8.09%	01/02/17		35,583	35,870

				124,031

Finance — 13.33%
Chase Capital II B
0.77%	02/01/27	[2]	325,000	268,473
Citigroup, Inc.
1.96%	05/15/18	[2]	305,000	306,044
General Electric Capital Corp. (MTN)
0.65%	05/05/26	[2]	325,000	284,090

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Macquarie Group Ltd. (Australia)
7.30%	08/01/14	[3,4]	$35,000	$39,200
MBNA Capital A
8.28%	12/01/26		100,000	102,625
MBNA Capital B
1.07%	02/01/27	[2]	175,000	142,470
Prudential Holdings LLC (AGM)
1.12%	12/18/17	[2,3]	100,000	95,030
Woodbourne Capital Trust I
2.73%	04/08/49	[2,3,5]	80,000	40,000
Woodbourne Capital Trust II
2.73%	04/08/49	[2,3,5]	90,000	45,000

				1,322,932

Health Care — 0.77%
Universal Health Services, Inc.
6.75%	11/15/11		75,000	76,616

Insurance — 0.51%
MetLife, Inc.
2.38%	02/06/14		50,000	50,983

Real Estate Investment Trust (REIT) — 4.76%
Duke Realty LP
5.40%	08/15/14		50,000	53,981
HCP, Inc.
2.70%	02/01/14		50,000	50,752
6.45%	06/25/12		85,000	89,234
Healthcare Realty Trust, Inc.
5.13%	04/01/14		40,000	42,510
Liberty Property LP
6.38%	08/15/12		45,000	47,314
Nationwide Health Properties, Inc.
6.50%	07/15/11		75,000	75,104
Post Apartment Homes LP
5.45%	06/01/12		55,000	56,589
WEA Finance LLC/WT Finance
7.50%	06/02/14	[3]	50,000	57,143

				472,627

Transportation — 1.49%
Continental Airlines Pass-Through Trust
1997-4 A
6.90%	01/02/18		132,891	140,947
Continental Airlines Pass-Through Trust
2002-1 G1
0.71%	08/15/11	[2]	7,267	7,158

				148,105

Total Corporates
(Cost $2,561,867)				2,702,006

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  73

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED — 55.39%**
Commercial Mortgage-Backed — 10.33%
Bayview Commercial Asset Trust
2004-3 A1
0.56%	01/25/35	[2,3]	$58,459	$50,881
Bear Stearns Commercial Mortgage Securities 2002-PBW1 A2
4.72%	11/11/35	[2]	55,000	56,541
Commercial Mortgage Asset Trust
1999-C1 A4
6.98%	01/17/32	[2]	55,000	57,731
Credit Suisse First Boston Mortgage
Securities Corp. 2001-CKN5 A4
5.44%	09/15/34		26,482	26,461
Credit Suisse First Boston Mortgage
Securities, Corp. 2002-CP3 A3
5.60%	07/15/35		60,000	61,899
GE Capital Commercial Mortgage Corp.
2002-1A A3
6.27%	12/10/35		57,426	58,642
GE Capital Commercial Mortgage Corp.
2002-2A A3
5.35%	08/11/36		125,000	128,873
GE Capital Commercial Mortgage Corp.
2002-3A A2
5.00%	12/10/37		59,246	61,142
GMAC Commercial Mortgage Securities, Inc.
2002-C1 A2
6.28%	11/15/39		30,014	30,221
GMAC Commercial Mortgage Securities, Inc.
2002-C2 A3
5.71%	10/15/38		49,568	50,762
Greenwich Capital Commercial Funding Corp.
2002-C1 A4
4.95%	01/11/35		55,000	56,846
Greenwich Capital Commercial Funding Corp.
2003-C1 A4
4.11%	07/05/35		54,048	55,855
Greenwich Capital Commercial Funding Corp.
2004-GG1 A7
5.32%	06/10/36	[2]	35,000	37,629
JPMorgan Chase Commercial Mortgage
Securities Corp. 2002-C2 A2
5.05%	12/12/34		60,000	62,422
JPMorgan Chase Commercial Mortgage
Securities Corp. 2002-CA A3
5.38%	07/12/37		54,810	56,340
Nomura Asset Securities Corp.
1998-D6 A3
7.52%	03/15/30	[2]	55,000	59,774
Salomon Brothers Mortgage Securities VII,
Inc. 2002-KEY2 A3
4.87%	03/18/36		50,000	51,342

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Wachovia Bank Commercial Mortgage Trust
2002-C2 A4
4.98%	11/15/34		$60,000	$62,262

				1,025,623

Non-Agency Mortgage-Backed — 24.47%
Accredited Mortgage Loan Trust 2005-4 A2C
0.40%	12/25/35	[2]	15,784	15,438
ACE Securities Corp. 2004-FM1 B1A
5.44%	09/25/33	[2]	17,188	3,916
American Home Mortgage Investment Trust
2007-2 11A1
0.42%	03/25/47	[2]	99,790	48,838
Banc of America Mortgage Securities, Inc.
2003-A 2A2
2.98%	02/25/33	[2]	8,299	7,208
Conseco Finance Home Loan Trust
2000-E M1
8.13%	08/15/31	[2]	24,360	23,869
Conseco Financial Corp. 1997-4 A5
6.88%	02/15/29		58,188	60,988
Countrywide Alternative Loan Trust
2005-16 A5
0.47%	06/25/35	[2]	152,710	48,398
Countrywide Alternative Loan Trust
2005-27 3A2
1.38%	08/25/35	[2]	85,086	44,173
Countrywide Asset-Backed Certificates
2004-1 2A
0.43%	04/25/34	[2]	5,852	4,696
Credit Suisse First Boston Mortgage
Securities Corp. 1997-2 A
7.50%	06/25/20	[3]	8,759	9,107
Credit-Based Asset Servicing and
Securitization LLC 2003-CB1 AF (STEP)
3.95%	01/25/33		75,482	69,211
Downey Savings & Loan Association
Mortgage Loan Trust 2004-AR1 A2A
0.60%	09/19/44	[2]	52,262	37,396
Downey Savings & Loan Association
Mortgage Loan Trust 2004-AR3 2A2A
0.56%	07/19/44	[2]	14,816	11,198
GE Mortgage Services LLC 1998-HE1 A7
6.47%	06/25/28		1,148	1,143
Green Tree Home Improvement Loan Trust
1995-C B2
7.60%	07/15/20		13,321	13,206
Green Tree Home Improvement Loan Trust
1995-F B2
7.10%	01/15/21		43,551	42,938

See accompanying notes to Schedule of Portfolio Investments.

74  /  N-Q Report June 2011

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Harborview Mortgage Loan Trust
2004-8 2A4A
0.59%	11/19/34	[2]	$78,249	$53,171
Harborview Mortgage Loan Trust
2005-11 2A1A
0.50%	08/19/45	[2]	150,816	108,570
HSBC Home Equity Loan Trust 2006-1 A1
0.35%	01/20/36	[2]	53,889	48,844
HSBC Home Equity Loan Trust 2007-1 M1
0.57%	03/20/36	[2]	100,000	70,220
IndyMac Index Mortgage Loan Trust
2004-AR12 A1
0.58%	12/25/34[2]		203,788	123,682
IndyMac Index Mortgage Loan Trust
2004-AR5 2A1A
1.05%	08/25/34[2]		25,021	17,050
IndyMac Index Mortgage Loan Trust
2005-AR18 2A1B
0.97%	10/25/36[2]		105,735	67,894
IndyMac Index Mortgage Loan Trust
2005-AR2 2A2A
0.53%	02/25/35[2]		85,165	49,223
IndyMac Index Mortgage Loan Trust
2006-AR2 1A1A
0.41%	04/25/46[2]		110,660	61,296
IndyMac Manufactured Housing Contract
1997-1 A4
6.75%	02/25/28		172,319	170,185
Lehman XS Trust 2006-2N 1A1
0.45%	02/25/46	[2]	69,707	37,545
Merrill Lynch First Franklin Mortgage Loan
Trust 2007-3 A2D
0.44%	06/25/37[2]		100,000	41,971
Merrill Lynch First Franklin Mortgage Loan
Trust 2007-4 2A4
0.44%	07/25/37[2]		30,000	12,417
Nationstar Home Equity Loan Trust
2007-B 2AV4
0.51%	04/25/37[2]		205,000	79,207
Option One Mortgage Loan Trust 2003-2 A2
0.79%	04/25/33[2]		92,424	78,144
Option One Mortgage Loan Trust 2003-5 A2
0.83%	08/25/33[2]		63,605	52,006
Origen Manufactured Housing 2006-A A1
0.34%	11/15/18[2]		32,193	31,611
Park Place Securities, Inc. 2004-MHQ1 M1
0.89%	12/25/34[2]		51,179	49,135
Residential Asset Mortgage Products, Inc.
2003-RS1 AII
0.97%	02/25/33[2]		44,055	23,233

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products, Inc.
2003-SL1 A11
7.13%	03/25/16	$65,491	$67,364
Residential Asset Mortgage Products, Inc.
2003-SL1 A41
8.00%	04/25/31	31,965	34,080
Residential Asset Mortgage Products, Inc.
2004-SL1 A2
8.50%	11/25/31	14,309	14,566
Residential Asset Securities Corp.
2003-KS3 A2
0.79%	05/25/33[2]	29,057	22,891
Residential Asset Securities Corp.
2005-KS12 A2
0.44%	01/25/36[2]	35,204	32,437
Resmae Mortgage Loan Trust 2006-1 A1B
0.46%	02/25/36[2,3]	109,729	3,010
SACO I, Inc. 2005-2 A
0.59%	04/25/35[2,3]	3,541	1,443
Saxon Asset Securities Trust 2004-1 M1
0.98%	03/25/35[2]	209,705	165,136
Structured Asset Mortgage Investments, Inc.
2006-AR5 1A1
0.40%	05/25/46[2]	123,481	68,530
Structured Asset Securities Corp.
2003-15A 2A1
2.54%	04/25/33[2]	69,625	66,379
Structured Asset Securities Corp.
2003-34A 5A4
2.55%	11/25/33[2]	55,778	54,030
Structured Asset Securities Corp.
2006-BC6 A2
0.27%	01/25/37[2]	52,123	51,289
Terwin Mortgage Trust 2004-13AL 2PX (IO)
0.34%	08/25/34[3,5]	10,860,833	99,380
Washington Mutual Mortgage Pass-Through
Certificates 2002-AR6 A
1.68%	06/25/42[2]	13,685	10,933
Washington Mutual MSC Mortgage
Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33	71,190	73,251
Wells Fargo Home Equity Trust 2005-3 AII3
0.53%	11/25/35[2]	48,442	47,356

			2,429,202

U.S. Agency Mortgage-Backed — 20.59%
Fannie Mae 1997-91 SL (IO)
7.50%	11/25/23[2]	228,785	43,639
Fannie Mae 2001-70 OF
1.14%	10/25/31[2]	90,006	91,533
Fannie Mae 2002-97 FR
0.74%	01/25/33[2]	94,799	95,340

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  75

AlphaTrak 500 Fund

June 30, 2011 (Unaudited)

Schedule of Portfolio Investments

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		$123,151	$9,422
Fannie Mae 2003-62 IG (IO)
5.00%	10/25/31		1,000,000	79,647
Fannie Mae 2003-71 YF
0.59%	09/25/31	[2]	151,858	152,181
Fannie Mae 2003-76 GF
0.59%	09/25/31	[2]	176,471	176,871
Fannie Mae 2004-33 MW
4.50%	01/25/30		100,000	106,940
Fannie Mae 2007-36 F
0.42%	04/25/37	[2]	59,433	58,746
Fannie Mae 2008-47 PF
0.69%	06/25/38	[2]	89,641	90,331
Fannie Mae G-36 ZB
7.00%	11/25/21		2,697	3,064
Fannie Mae Interest Strip 405 F10
0.89%	10/25/40	[2]	102,760	102,789
Fannie Mae Pool 646884
1.92%	05/01/32	[2]	77,550	78,013
Fannie Mae Pool 802665
2.24%	12/01/34	[2]	18,426	19,236
Fannie Mae Whole Loan 2003-W6 F
0.54%	09/25/42	[2]	150,113	150,207
Freddie Mac 2777 FE
0.54%	10/15/32	[2]	94,466	94,662
Freddie Mac 3501 JA
4.00%	04/15/37		115,209	120,616
Freddie Mac Non Gold Pool 781908
2.58%	09/01/34	[2]	53,022	55,250
Freddie Mac-Ginnie Mae 2 L
8.00%	11/25/22		17,617	19,650
National Credit Union Administration
Guaranteed Notes 2011-C1 2A
0.72%	03/09/21	[2]	123,281	123,436
National Credit Union Administration
Guaranteed Notes 2011-R3 1A
0.59%	03/11/20	[2]	94,412	94,567
National Credit Union Administration
Guaranteed Notes 2011-R4 1A
0.57%	03/06/20	[2]	88,616	88,678
National Credit Union Administration
Guaranteed Notes 2011-R5 1A
0.57%	04/06/20	[2]	95,304	95,375

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
National Credit Union Administration
Guaranteed Notes 2011-R6 1A
0.57%	05/07/20	[2]	$94,610	$94,684

				2,044,877

Total Mortgage-Backed
(Cost $5,778,200)				5,499,702

MUNICIPAL BONDS — 1.20%*
California — 0.54%
State of California, Refunding Bonds, G.O.,
Taxable Variable Purpose
4.85%	10/01/14		50,000	53,468

Illinois — 0.66%
State of Illinois, Pension Funding G.O.,
Taxable
2.77%	01/01/12		40,000	40,219
4.07%	01/01/14		25,000	25,898

				66,117

Total Municipal Bonds
(Cost $116,373)				119,585

U.S. AGENCY SECURITIES — 2.12%
Federal Home Loan Bank
0.50%	12/20/12		105,000	104,979
Federal Home Loan Bank 1
0.50%	11/16/12		105,000	105,133

Total U.S. Agency Securities
(Cost $210,000)				210,112

Total Bonds – 87.61%
(Cost $8,792,861)				8,698,102

See accompanying notes to Schedule of Portfolio Investments.

76  /  N-Q Report June 2011

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
SHORT-TERM INVESTMENTS — 8.09%
Money Market Fund — 2.00%
Dreyfus Cash Advantage Fund
0.13%[6]			$92,000	$92,000
DWS Money Market Series-Institutional
0.06%[6]			37,000	37,000
Fidelity Institutional Money Market Funds -
Prime Money Market Portfolio
0.08%[6]			69,000	69,000

				198,000

U.S. Agency Discount Notes — 1.36%
Fannie Mae
0.08%[7]	10/26/11		135,000	134,987

U.S. Treasury Bills — 4.73%
U.S. Treasury Bills
0.03%[7]	09/08/11	[8]	470,000	469,995

Total Short-Term Investments
(Cost $802,934)				802,982

Total Investments – 95.70%
(Cost $9,595,795)[1]				9,501,084

Cash and Other Assets, Less
Liabilities – 4.30%				427,069

Net Assets – 100.00%				$9,928,153

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
3	S&P 500 E Mini Index
	Expiration September 2011	$7,374
19	S&P 500 Index,
	Expiration September 2011	45,590

	Net unrealized appreciation	$52,964

Expiration Date	Notional Amount (000’s)	(Depreciation)	Value
SWAPS: TOTAL RETURN
The Fund pays a floating rate based on 1-month USD LIBOR plus 13 basis points and the Fund receives from the counterparty the price return on the Standard & Return Index. Counterparty: CS First Boston
07/06/11	$2	$(58,133)	$(58,133)
The Fund pays a floating rate based on 1-month USD LIBOR plus 17 basis points and the Fund receives from the counterparty the price return on the Standard & Return Index. Counterparty: CS First Boston
08/03/11	2	—	—

	$4	$(58,133)	$(58,133)

Expiration Date	Premiums Paid	Notional Amount (000’s)[a]	Appreciation	Value
SWAPS: CREDIT DEFAULT (PURCHASED)—SINGLE ISSUES

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Citigroup, Inc.

09/20/16	$1,463	$45	$1,703	$3,166

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG

09/20/16	1,801	40	1,013	2,814

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc.

09/20/16	1,802	40	1,013	2,815

	$5,066	$125	$3,729	$8,795

[a]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

Notes:

[1]	Cost for federal income tax purposes is $9,652,321 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$2,005,295
Gross unrealized depreciation	(2,156,532)

Net unrealized depreciation	$(151,237)

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2011.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2011, was $588,372, representing 5.93% of total net assets.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Illiquid security as determined under procedures approved by the ees. The aggregate value of illiquid securities is $184,380, which is 1.86% of total net assets.
[6]	Represents the current yield as of June 30, 2011.
[7]	Represents annualized yield at date of purchase.
[8]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $469,986.
†

Fair valued security. The aggregate value of fair valued securities is $117,899, which is 1.19% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically 500 Total made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or 500 Total as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These classifications are unaudited.

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2011  /  77

AlphaTrak 500 Fund

June 30, 2011 (Unaudited)

Schedule of Portfolio Investments

(AGM): Assurance Guaranty Municipal Corp. (formerly known as FSA

(Financial Security Assurance, Inc.))

(G.O.): General Obligation

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(YCD): Yankee Certificate of Deposit

See accompanying notes to Schedule of Portfolio Investments.

78  /  N-Q Report June 2011

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Notes to Schedule of Portfolio Investments

June 30, 2011 (Unaudited)

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by approved independent pricing vendors or broker quotes. As appropriate, quotations for high-yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. However, securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a “benchmark pricing system” to the extent vendor’s prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy comprised of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. Debt securities which mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less. If their original term to maturity exceeded 60 days, they are valued by amortizing the value as of the 61st day prior to maturity (unless the Board determines that this method does not represent fair value). S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported net asset value of such investments.

Securities and Derivatives Transactions and Investment Income:

Security transactions are accounted for no later than the first net asset value calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Cost is determined and gains and losses are based on the first-in first-out method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts, including original issue discount, and premiums on securities are amortized using the interest method.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date. The Funds (except the Alpha Trak 500 Fund) expect to declare distributions daily and pay monthly to shareholders. The Alpha Trak 500 Fund expects to declare and pay distributions to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board may determine to declare and make distributions more or less frequently.

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

80 / N-Q Report June 2011

Notes to Schedule of Portfolio Investments (Continued)

As of and during the period ended June 30, 2011, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

Recent Accounting Pronouncements:

On December 22, 2010, The U.S. government passed the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”). The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. One of the provisions allows a RIC to carry forward capital losses indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

Cash and cash equivalents:

The Trust has defined cash and cash equivalents as cash which can be in interest-bearing accounts. The Funds also maintain cash in bank account deposits that, at times, may exceed federally insured limits. The Funds have not experienced any losses in any such accounts and do not believe they are exposed to any significant credit risk on such bank deposits.

Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1—unadjusted quoted prices in active markets for identical securities

* Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3—significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Money Market Funds. Money Market Funds are open-ended mutual fund that invest in short-term debt securities To the extent that these funds are valued based upon the reported net asset value, they are categorized in Level 1 of the fair value hierarchy.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its

N-Q Report June 2011 / 81

Notes to Schedule of Portfolio Investments (Continued)

entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage backed securities. The fair value of asset backed securities and mortgage backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources . Bank Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be in Level 3.

Municipal Bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Futures Contracts. Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options Contracts. Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options contracts traded over the counter (“OTC”) are fair valued based on pricing models and incorporates various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Interest Rate Swaps. Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps. Total Return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

82 / N-Q Report June 2011

Notes to Schedule of Portfolio Investments (Continued)

As of June 30, 2011, Level 3 securities consist of certain collateralized mortgage obligations, preferred stock, asset-backed securities and corporate bonds.

The summary of inputs used to value each Fund’s net assets as of June 30, 2011 is as follows:

	$2,008,013,958	$2,008,013,958	$2,008,013,958	$2,008,013,958
ULTRA SHORT BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments	$3,502,000	$2,224,804	$—	$5,726,804
Long-Term Investments:
Asset-Backed Securities	—	2,581,732	—	2,581,732
Bank Loans	—	631,788	—	631,788
Corporates	—	19,728,837	—	19,728,837
Mortgage-Backed	—	77,546,338	—	77,546,338
Municipal Bonds	—	915,519	—	915,519
U.S. Agency Securities	—	3,428,446	—	3,428,446
Other Financial Instruments *

Assets:
Interest rate contracts	—	4,515	—	4,515
Liabilities:
Interest rate contracts	—	(5,573)	—	(5,573)
Credit contracts	—	(1,343,463)	—	(1,343,463)

Total	$3,502,000	$105,712,943	$—	$109,214,943

LOW DURATION BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments	$48,205,000	$18,632,443	$—	$66,837,443
Long-Term Investments:
Asset-Backed Securities	—	82,103,466	—	82,103,466
Bank Loans	—	13,014,281	—	13,014,281
Corporates	—	628,861,153	1,147,500	630,008,653
Mortgage-Backed	—	1,024,853,904	8,986	1,024,862,890
Municipal Bonds	—	31,461,012	—	31,461,012
U.S. Agency Securities	—	167,990,956	—	167,990,956
Other Financial Instruments *

Assets:
Interest rate contracts	—	78,289	—	78,289
Credit contracts	—	659,405	—	659,405
Liabilities:
Interest rate contracts	—	(129,987)	—	(129,987)
Credit contracts	—	(8,872,450)	—	(8,872,450)

Total	$48,205,000	$1,958,652,472	$1,156,486	$2,008,013,958

N-Q Report June 2011 / 83

Notes to Schedule of Portfolio Investments (Continued)

	$14,779,805,535	$14,779,805,535	$14,779,805,535	$14,779,805,535
INTERMEDIATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments	$5,301,000	$7,274,072	$—	$12,575,072
Long-Term Investments:
Asset-Backed Securities	—	11,990,755	—	11,990,755
Bank Loans	—	448,844	—	448,844
Corporates	—	63,552,320	—	63,552,320
Mortgage-Backed	—	131,700,299	—	131,700,299
Municipal Bonds	—	2,957,682	—	2,957,682
U.S. Agency Securities	—	11,014,997	—	11,014,997
U.S. Treasury Securities	—	9,905,921	—	9,905,921
Other Financial Instruments *

Assets:
Interest rate contracts	15,149	8,982	—	24,131
Credit contracts	—	439,898	—	439,898
Liabilities:
Interest rate contracts	(107,383)	(15,026)	—	(122,409)
Credit contracts	—	(1,371,450)	—	(1,371,450)

Total	$5,208,766	$237,907,294	$—	$243,116,060

TOTAL RETURN BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments	$338,852,000	$325,783,314	$—	$664,635,314
Long-Term Investments:
Asset-Backed Securities	—	657,338,581	17,845	657,356,426
Bank Loans	—	94,771,416	—	94,771,416
Corporates	—	3,664,376,173	1,675,000	3,666,051,173
Mortgage-Backed	—	8,342,156,414	3,747	8,342,160,161
Municipal Bonds	—	254,329,443	—	254,329,443
U.S. Agency Securities	—	229,066,149	—	229,066,149
U.S. Treasury Securities	—	1,260,869,951	—	1,260,869,951
Other Financial Instruments *

Assets:
Interest rate contracts	680,381	562,402	—	1,242,783
Credit contracts	—	17,031,603	—	17,031,603
Liabilities:
Interest rate contracts	(3,676,049)	(14,532,695)	—	(18,208,744)
Credit contracts	—	(51,947,216)	—	(51,947,216)

Total	$335,856,332	$14,779,805,535	$1,696,592	$15,117,358,459

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Notes to Schedule of Portfolio Investments (Continued)

	$230,313,824	$230,313,824	$230,313,824	$230,313,824
HIGH YIELD BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments	$39,945,000	$4,304,958	$—	$44,249,958
Long-Term Investments:
Bank Loans	—	180,415,702	—	180,415,702
Corporates	—	1,664,139,319	—	1,664,139,319
Mortgage-Backed	—	12,302,933	217	12,303,150
Preferred Stock	—	17,971,118	—	17,971,118
Put Options Purchased	873,438	—	—	873,438
Other Financial Instruments *

Assets:
Interest rate contracts	—	91,342	—	91,342
Credit contracts	—	540,244	—	540,244
Interest rate contracts	(1,316,875)	(112,847)	—	(1,429,722)

Total	$39,501,563	$1,879,652,769	$217	$1,919,154,549

STRATEGIC INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments	$4,617,000	$54,999	$—	$4,671,999
Long-Term Investments:
Asset-Backed Securities	—	34,831,448	8,496	34,839,944
Bank Loans	—	4,183,400	—	4,183,400
Corporates	—	56,532,215	—	56,532,215
Mortgage-Backed	—	128,491,127	43	128,491,170
Municipal Bonds	—	2,327,972	—	2,327,972
Preferred Stock	—	3,755,577	1	3,755,578
Other Financial Instruments *

Assets:
Interest rate contracts	—	10,217	—	10,217
Credit contracts	—	143,695	—	143,695
Liabilities:
Interest rate contracts	(247,058)	(12,623)	—	(259,681)
Equity contracts	—	(4,203)	—	(4,203)

Total	$4,369,942	$230,313,824	$8,540	$234,692,306

N-Q Report June 2011 / 85

Notes to Schedule of Portfolio Investments (Continued)

ALPHATRAK 500 FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments	$198,000	$604,982	$—	$802,982
Long-Term Investments:
Asset-Backed Securities	—	166,697	—	166,697
Corporates	—	2,617,006	85,000	2,702,006
Mortgage-Backed	—	5,499,702	—	5,499,702
Municipal Bonds	—	119,585	—	119,585
U.S. Agency Securities	—	210,112	—	210,112
Other Financial Instruments *

Assets:
Credit contracts	—	8,795	—	8,795
Equity contracts	52,964	—	—	52,964
Liabilities:
Interest rate contracts	—	—	—	—
Credit contracts	—	—	—	—
Equity contracts	(58,133)	—	—	(58,133)

Total	$192,831	$9,226,879	$85,000	$9,504,710

*	Other financial instruments include swap contracts, futures and options.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	TRANSFERS IN*		TRANSFERS OUT*
PORTFOLIO	LEVEL 1 QUOTED PRICES**	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 1 QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLEINPUTS**

Ultra Short Bond Fund	$ —	$ —	$ —	$ —
Low Duration Bond Fund	$ —	$ —	$ —	$ —
Intermediate Bond Fund	$ —	$ —	$ —	$ —
Total Return Bond Fund	$ —	$ —	$ —	$ —
High Yield Bond Fund	$ —	$ —	$ —	$ —
Strategic Income Fund	$ —	$ —	$ —	$ —
AlphaTrak 500 Fund	$ —	$ —	$ —	$ —

*	The Funds recognize transfers in and transfers out at the end of the period.

** Financial assets transferred between Level 1 and Level 2 were due to a change in observable and/or unobservable inputs.

For the period ended June 30, 2011, none of the portfolios had transfers between Level 1 and Level 2.

86 / N-Q Report June 2011

Notes to Schedule of Portfolio Investments (Continued)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value on a recurring basis:

LOW DURATION BOND FUND	CORPORATES	MORTGAGE-BACKED SECURITIES
Balance as of April 1, 2011	$ 1,200,000	$ 8,986
Accrued discounts/premiums	36	1
Realized gain/(loss)	(356,025)	—
Change in unrealized appreciation/depreciation**	652,464	(1)
Sales	(348,975	—

Balance as of June 30, 2011	$ 1,147,500	$ 8,986

**	The change in unrealized appreciation/depreciation on securities still held at June 30, 2011 was $652,463.

TOTAL RETURN	ASSET-BACKED		MORTGAGE-BACKED
BOND FUND	SECURITIES	CORPORATES	SECURITIES
Balance as of April 1, 2011	$—	$2,040,000	$3,747
Accrued discounts/premiums	—	1,951	—
Realized gain/(loss)	—	(797,153)	—
Change in unrealized appreciation/depreciation**	(874,401)	1,296,452	—
Sales	—	(866,250)	—
Transfers into Level 3***	892,246	—	—

Balance as of June 30, 2011	$17,845	$1,675,000	$3,747

**	The change in unrealized appreciation/depreciation on securities still held at June 30, 2011 was $422,051.
***	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period.

HIGH YIELD BOND FUND	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2011	$217

Balance as of June 30, 2011	$217

N-Q Report June 2011 / 87

Notes to Schedule of Portfolio Investments (Continued)

STRATEGIC INCOME FUND	ASSET-BACKED SECURITIES	MORTGAGE-BACKED SECURITIES	PREFERRED STOCK SECURITIES
Balance as of April 1, 2011	$—	$43	$1
Change in unrealized appreciation/depreciation**	(416,382)	—	—
Transfers into Level 3***	424,878	—	—

Balance as of June 30, 2011	$8,496	$43	$1

**	The change in unrealized appreciation/depreciation on securities still held at June 30, 2011 was $(416,382).
***	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period.

ALPHATRAK
500 FUND	CORPORATES
Balance as of April 1, 2011	$120,000
Accrued discounts/premiums	—
Realized gain/(loss)	(65,650)
Change in unrealized appreciation/depreciation**	95,000
Sales	(64,350)

Balance as of June 30, 2011	$85,000

**	The change in unrealized appreciation/depreciation on securities still held at June 30, 2011 was $95,000.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. GAAP and International Financial Reporting Standards (“IFRSs”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

88 / N-Q Report June 2011

Notes to Schedule of Portfolio Investments (Continued)

The following is a summary of the Funds’ derivative instrument holdings categorized by primary risk exposure as of June 30, 2011:

	ASSET DERIVATIVE INVESTMENTS

	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND	INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND	HIGH YIELD BOND FUND	STRATEGIC INCOME FUND	ALPHATRAK 500 FUND
Credit contracts:
Swaps	$30,598	$1,244,032	$91,286	$7,515,753	$488,292	$115,159	$3,729
Equity contracts:
Futures *	—	—	—	—	—	—	52,964
Interest contracts:
Futures *	—	—	15,149	680,381	—	—	—
Options	—	—	—	401,350	585,712	—	—
Swaps	4,515	160,945	18,740	1,086,874	91,342	10,217	—

*	Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Portfolio Investments.

	LIABILITY DERIVATIVE INVESTMENTS

	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND	INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND	HIGH YIELD BOND FUND	STRATEGIC INCOME FUND	ALPHATRAK 500 FUND
Credit contracts:
Swaps	$—	$—	$1,385,288	$31,663,923	$—	$—	$—
Equity contracts:
Swaps	—	—	—	—	—	4,203	58,133
Interest contracts:
Futures *	—	—	59,570	448,080	—	247,058	—
Options	—	—	17,878	1,024,514	163,116	—	—

*	Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Portfolio Investments.

3.     PORTFOLIO INVESTMENTS

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

The Funds may invest in securities issued by Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed-income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Funds. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right to the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Government National Mortgage Association (“GNMA”), FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment

N-Q Report June 2011 / 89

Notes to Schedule of Portfolio Investments (Continued)

Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Funds may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described in Note 2 under “Security Valuation”.

The Funds may invest in Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other Collateralized Debt Obligations (“CDOs”), which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs and other CDOs that are subordinate to other classes, volatility in value, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the year ended June 30, 2011, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Board. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

The Funds may purchase participations in commercial loans, or may purchase assignments of such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary.The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service. Participations and assignments also involve special types of risk, including interest rate risk, liquidity risk, and the risk of being a lender. If the Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

The Funds may also sell a debt or equity security short that is, without owning it and borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. The Ultra Short Bond Fund, Low Duration Bond Fund, Intermediate Bond Fund, and Total Return Bond Fund, will not make total short sales exceeding 25% of the value of that Fund’s assets. The High Yield Bond Fund and Strategic Income Fund will not make total short sales exceeding 33 1/3% of the Fund’s assets. If the value of the security sold short increases, a Fund would lose money because it would need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.) At June 30, 2011, the Funds did not hold any short debt or equity.

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund. The Funds also may make short sales “against-the-box”, in which the Funds sell

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short securities they own. The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale”, requiring the Fund to recognize any taxable gain from the transaction.

The Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings. There were no reverse repurchase agreements for the period ended June 30, 2011.

Each Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they must result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. The Funds segregate assets (cash and/or securities) to cover the amounts outstanding related to these transactions.

Derivatives:

The Funds engaged in various portfolio investment strategies both to increase the return of the Fund and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Funds are subject to credit risk, equity price risk and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below:

Over the reporting period, the Funds engaged in interest rate futures contracts, swap agreements and options as a means of managing interest rate risk and yield curve positioning consistent with the advisor’s current market perspectives. Additionally, credit default swaps were held for the purposes of (1) hedging valuation risks specific to identified market segments, industries and credits and (2) efficiently gaining income-bearing exposures to selected market segments, industries and credits. The market value of these instruments, realized and changes in unrealized gains and losses, the types of contracts are included in the Schedule of Portfolio Investments.

Options - The Funds purchased and wrote call and put options on securities, securities indices and on foreign currencies. A Fund may purchase put options on securities to seek to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to seek to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may write a call or put option only if the option is covered by the Fund’s holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the sum of the premium and exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it maybe required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

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Notes to Schedule of Portfolio Investments (Continued)

Futures - The Funds purchased or sold exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

Swaps - The Funds invested in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap contract may not be assigned without the consent of the counterparty (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counterparty.

The Funds entered into credit default swap agreements. The buyer in a credit default contract is obligated to pay the seller a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the par value (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in such transactions. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller of a credit default swap, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

The Funds entered into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Funds’ maximum risk of loss due to counterparty default is the discounted net asset value of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. The Funds enter into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed-rate bonds which may decrease when interest rates rise (interest rate risk).

The Funds wrote (sold) and purchased put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. At June 30, 2011, the Low Duration Bond Fund, the Intermediate Bond Fund, and the Total Return Bond Fund held swaptions.

In addition to the securities listed above, the AlphaTrak 500 Fund invested in the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

The Funds may enter into total return swap agreements. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of LIBOR based cashflows. The total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The total return swap is a mechanism for the user to accept the economic

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Notes to Schedule of Portfolio Investments (Concluded)

benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties.

As a result, unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. The change in the value of the swaps, including periodic amounts of interest paid or received on swaps is reported as unrealized gains or losses in both the Statements of Assets and Liabilities and the Statements of Operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used upon payment or receipt of a periodic payment or termination of swap agreements to express the extent of involvement in these transactions, but the amounts subject to credit risk are much smaller. At June 30, 2011, the Funds had outstanding swap agreements as listed in the Funds’ Schedules of Portfolio Investments.

Capital Loss Carryforwards:

At March 31, 2011, the following Funds had available for federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2014	EXPIRING IN 2015	EXPIRING IN 2016	EXPIRING IN 2017	EXPIRING IN 2018	EXPIRING IN 2019
Ultra Short Bond Fund	$—	$171,312	$1,489,244	$17,068,161	$14,894,875	$10,083,524
Low Duration Bond Fund	5,831,064	—	—	99,373,584	21,084,552	42,394,541
Strategic Income Fund	61,791	1,235,093	9,036,932	47,852,416	18,806,808	41,914,736
AlphaTrak 500 Fund	—	—	—	60,439,961	23,684,663	12,534,872

For the year ended March 31, 2011, the Total Return Bond and HighYield Bond utilized capital loss carryforwards of $140,337,903 and $4,931,657, respectively.

Under the recently enacted Modernization Act of 2010, capital losses incurred by the Funds after March 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in the years preceding enactment.

For additional information regarding the accounting policies of the MetropolitanWest Funds, refer to the most recent financial statements in the N-CSRS filing at www-sec-gov.

N-Q Report June 2011 / 93

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Metropolitan West Funds

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer (principal executive officer)

Date	8/25/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer (principal executive officer)

Date	8/25/11

By (Signature and Title)*	/s/ David S. DeVito
David S. DeVito, Treasurer (principal financial officer)

Date	8/25/11

*	Print the name and title of each signing officer under his or her signature.